1933 Act File No. 2-91090
                                          1940 Act File No. 811-4017

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X

    Pre-Effective Amendment No.      .......................

    Post-Effective Amendment No.  38_.......................        X

                                                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

    Amendment No.  32 ......................................        X

                             FEDERATED EQUITY FUNDS

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                            Federated Investors Tower
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

___ immediately upon filing pursuant to paragraph (b) on _________________
    pursuant to paragraph (b) 60 days after filing pursuant to paragraph (a) (i) X on December 31, 1997 pursuant to paragraph (a) (i). 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph
    (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                    Copy to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky, LLP
2101 L Street, N.W.
Washington, D.C.  20037

                              CROSS-REFERENCE SHEET


    This amendment to the Registration Statement of Federated Equity Funds, which is comprised of four portfolios: (1) Federated Growth Strategies Fund consisting of three classes of shares, (a) Class A Shares, (b) Class B Shares, and (c) Class C Shares; (2) Federated Small Cap Strategies Fund consisting of three classes of shares, (a) Class A Shares, (b) Class B Shares, and (c) Class C Shares; (3) Federated Capital Appreciation Fund consisting of three classes of shares, (a) Class A Shares, (b) Class B Shares, and (c) Class C Shares, and (4) Federated Aggressive Growth Fund consisting of three classes of shares, (a) Class A Shares, (b) Class B Shares, and (c) Class C Shares, is comprised of the following:


PART A.    INFORMATION REQUIRED IN A PROSPECTUS.

                                          Prospectus Heading
                                          (Rule 404(c) Cross Reference)

Item 1.     Cover Page....................(1-4) Cover Page.
Item 2.     Synopsis......................(1-4) Summary of Fund Expenses.
Item 3.     Condensed Financial
            Information                   (1-4) Financial Highlights.
Item 4.     General Description of
            Registrant....................(1-4) General Information; (1-4) Investment Information; (1-4) Investment Objective;
                                          (1-4) Investment Policies; (1-4) Investment Limitations; (1-4) Performance Information;
            ..............................(1-4)Portfolio Turnover.

Item 5.     Management of the Fund........(1-4) Trust Information; (1-4) Management of the Trust;
                                          (1-4) Distribution of Shares; (1-4) Administration of the Fund; (4) Expenses of
                                          the Fund and Class A Shares, Class B Shares, and Class C Shares;
                                          (1-4) Brokerage Transactions.
Item 6.     Capital Stock and Other
            Securities....................(1-4) Investing in the Fund; (1-4)
                                          Account and Share Information; (1-4)
                                          Confirmations and Account Statements;
                                          (1-4) Dividends and Distributions;
                                          (1-4) Accounts with Low Balances;
                                          (1-4) Shareholder Information; (1-4)
                                          Voting Rights; (1-4) Tax Information;
                                          (1-4) Federal Income Tax; (1-4) State
                                          and Local Taxes.




Item 7.     Purchase of Securities Being
            Offered.......................(1-4) Net Asset Value; (1-4)
                                          Purchasing Shares; (1-4) Class A
                                          Shares; (1(a),(b),(c)-4) Class B
                                          Shares; (1(a),(b),(c)-4) Class C
                                          Shares; (1-4) Purchasing Shares
                                          through a Financial Intermediary;
                                          (1-4) Purchasing Shares by Wire; (1-4)
                                          Purchasing Shares by Check; (1-4)
                                          Systematic Investment Program; (1-4)
                                          Exchange Privilege.

Item 8.     Redemption or Repurchase......(1-4) Redeeming and Exchanging  Shares; (1-4) Redeeming or Exchanging
                                          Shares Through a Financial Intermediary; (1-4) Redeeming or Exchanging
                                          Shares by Telephone; (1-4) Redeeming or Exchanging Shares by Mail;
                                          (1-4) Requirements for  Redemption; (1-4) Systematic Withdrawal Program;
                                          (1-4) Contingent Deferred Sales Charge; (1-4) Elimination of
                                          Contingent Deferred Sales Charge.

Item 9.     Pending Legal Proceedings     None.




PART B.    INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.    Cover Page....................(1-4) Cover Page.
Item 11.    Table of Contents.............(1-4) Table of Contents.
Item 12.    General Information and
            History.......................(1-4) General Information About the Fund; (1-4) About Federated Investors;
                                          (1-4) Massachusetts Partnership Law.
Item 13.    Investment Objectives and
            Policies......................(1-4) Investment Objective and Policies.
Item 14.    Management of the Fund        (1-4) Federated Equity Funds Management.
Item 15.    Control Persons and Principal
            Holders of Securities         (1-4) Share Ownership.
Item 16.    Investment Advisory and Other
            Services......................(1-4) Investment Advisory Services; (1-4) Other Services;
                                          (1-4) Fund Administration; (1-4) Transfer Agent; (1-4) Custodian;
                                          (1-4) Independent Auditors; (1-4) Distribution Plan and Shareholder Services Agreement.
Item 17.    Brokerage Allocation..........(1-4) Brokerage Transactions.
Item 18.    Capital Stock and Other
            Securities                    Not applicable.
Item 19.    Purchase, Redemption and
            Pricing of Securities Being
            Offered ......................(1-4) Purchasing Shares; (1-4) Determining Net Asset Value;
                                          (1-4) Redeeming Shares; (1-4) Exchanging Securities for Shares.
Item 20.    Tax Status....................(1-4) Tax Status.
Item 21.    Underwriters                  Not applicable.
Item 22.    Calculation of Performance
            Data..........................(1-4) Total Return; (1-4) Yield;  (1-4) Performance Comparisons; (1,2,4) Appendix.
Item 23.    Financial Statements..........(1-4) Filed in Annual Report to Shareholders dated October 31, 1997.




Federated Aggressive Growth Fund
(A Portfolio of Federated Equity Funds)
Class A Shares, Class B Shares, Class C Shares


Prospectus





The shares of Federated Aggressive Growth Fund (the "Fund") represent interests in a diversified portfolio of Federated Equity Funds (the "Trust"), an open-end management investment company (a mutual fund). The Fund seeks appreciation of capital by investing primarily in equity securities of companies with prospects for above-average appreciation.

The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in Class A Shares, Class B Shares or Class C Shares involves investment risks, including the possible loss of principal. This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated December 31, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact your financial intermediary. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated December 31, 1997


-------------------------------------------------------------------------------
                              TABLE OF CONTENTS
-------------------------------------------------------------------------------


Summary of Fund Expenses..............................    1

Financial Highlights..................................    2
   Class A Shares.....................................    2
   Class B Shares.....................................    3
   Class C Shares.....................................    4

General Information...................................    5

Investment Information................................    5
   Investment Objective...............................    5
   Investment Policies................................    5
   Investment Limitations.............................    9
   Hub and Spoke(R)Option..............................    9

Net Asset Value.......................................    9

Investing in the Fund.................................   10

Purchasing Shares.....................................   10
   Purchasing Shares Through a
      Financial Intermediary..........................   10
   Purchasing Shares by Wire..........................   11
   Purchasing Shares by Check.........................   11
   Systematic Investment Program......................   11
   Retirement Plans...................................   11
   Class A Shares.....................................   11
   Class B Shares.....................................   11
   Class C Shares.....................................   12

Redeeming and Exchanging Shares ......................   12
   Redeeming or Exchanging Shares Through
       a Financial Intermediary.......................   12
   Redeeming or Exchanging Shares by Telephone........   12
   Redeeming or Exchanging Shares by Mail.............   12
   Requirements for Redemption........................   13
   Requirements for Exchange..........................   13
   Systematic Withdrawal Program......................   13
   Contingent Deferred Sales Charge...................   13

Account and Share Information.........................   14
   Confirmations and Account Statements...............   14
   Dividends and Distributions........................   14
   Accounts with Low Balances.........................   14

Trust Information.....................................   14
   Management of the Trust............................   14
   Distribution of Shares.............................   15
   Administration of the Fund.........................   16
   Expenses of the Fund and Class A Shares,
      Class B Shares, and Class C Shares..............   16

Brokerage Transactions................................   17

Shareholder Information...............................   17

Tax Information.......................................   17
   Federal Income Tax.................................   17
   State and Local Taxes..............................   17

Performance Information...............................   17

-------------------------------------------------------------------------------
                           SUMMARY OF FUND EXPENSES
-------------------------------------------------------------------------------




                                                 Shareholder Transaction Expenses
                                                                                    Class A          Class B          Class C
                                                                                    -------          -------          -------
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)        5.50%            None             None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage
   of offering price)                                                                None             None             None
Contingent Deferred Sales Charge (as a percentage of original purchase
   price or redemption proceeds, as applicable)                                      None             5.50%(1)         1.00%(1)
Redemption Fee (as a percentage of amount redeemed, if applicable)                   None             None             None
Exchange Fee                                                                         None             None             None

                                                        Annual Operating Expenses
                                                 (As a percentage of average net assets)
Management Fee (after waiver)(2)                                                     0.00%            0.00%            0.00%
12b-1 Fee                                                                            0.00%(3)         0.75%            0.75%
Total Other Expenses                                                                 1.75%            1.75%            1.75%
     Shareholder Services Fee                                                        0.25%            0.25%            0.25%

Total Operating Expenses(4)                                                          1.74%            2.51%            2.53%

(1) For shareholders of Class B Shares, the contingent deferred sales charge is 5.50% in the first year declining to 1.00% in the sixth year and 0.00% thereafter. For shareholders of Class C Shares, the contingent deferred sales charge assessed is 1.00% of the lesser of the original purchase price or net asset value of shares redeemed within one year of their purchase date. For a more complete description, see "Contingent Deferred Sales Charge."

(2) The management fee has been reduced to reflect the voluntary waiver of the management fee. The advisor can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 1.00%.

(3) The Class A Shares has no present intention of paying or accruing the 12b-1 fee during the period ending October 31, 1998. If Class A Shares were paying or accruing the 12b-1 fee, the Class A Shares would be able to pay up to 0.25% of its average daily net assets for the 12b-1 fee. See "Trust Information."

(4) The total Class A Shares, Class B Shares, and Class C Shares operating expenses would have been 10.71%, 9.76% and 9.76% respectively, absent the voluntary waiver described in note 2 and the voluntary reimbursement of certain other operating expenses.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Purchasing Shares" and "Trust Information." Wire-transferred redemptions of
less than $5,000 may be subject to additional fees.      Long-term shareholders
may pay more than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers, Inc.


EXAMPLE                                                                             Class A          Class B          Class C
----------------------------------------------------------------------------        -------          -------          -------
You would pay the following expenses on a $1,000 investment, assuming (1) 5%
annual return, (2) redemption at the end of each time period, and (3) payment of the maximum sales charge.

1 Year                                                                               $ 72             $ 82             $ 36
3 Years                                                                              $107             $121             $ 78
5 Years                                                                              $145             $156             $133
10 Years                                                                             $250             $264             $284

You would pay the following expenses on the same investment, assuming no redemption.

1 Year                                                                               $72              $25              $ 25
3 Years                                                                             $107            $  78              $ 78
5 Years                                                                             $145             $133              $133
10 Years                                                                            $250             $264              $284

The above example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.


--------------------------------------------------------------------------------
                      FINANCIAL HIGHLIGHTS CLASS A SHARES
--------------------------------------------------------------------------------

(For a share outstanding throughout the period)

The following table has been audited by Ernst & Young LLP, the Fund's independent auditors. Their report dated December 12, 1997, on the Fund's financial statements for the year ended October 31, 1997, and on the following table for the period presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.


                                                                                                    Period Ended
                                                                                                 October 31, 1997(a)
                                                                                                 -------------------
Net asset value, beginning of period                                                                   $10.00
Income from investment operations
   Net operating loss                                                                                   (0.05)
   Net realized and unrealized gain (loss) on investments                                                3.37
                                                                                                       ------
   Total from investment operations                                                                      3.32
                                                                                                       ------
Less distributions
Distributions in excess of net investment income                                                        (0.01)
                                                                                                       ======
Net asset value, end of period                                                                          $13.31
Total return(b)                                                                                          33.21%
Ratios to average net assets
   Expenses                                                                                               1.74%*
   Net operating loss                                                                                    (0.96%)*
   Expense waiver/reimbursement(c)                                                                        8.97%*
Supplemental data
   Net assets, end of period (000 omitted)                                                              $4,148
   Average commission rate paid(d)                                                                     $0.0380
   Portfolio turnover                                                                                       97%


  * Computed on an annualized basis.

(a) Reflects operations for the period from November 25, 1996 (date of initial public investment) to October 31, 1997.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 1997, which can be obtained free of charge.


-------------------------------------------------------------------------------
                      FINANCIAL HIGHLIGHTS CLASS B SHARES
-------------------------------------------------------------------------------

(For a share outstanding throughout the period)

The following table has been audited by Ernst & Young LLP, the Fund's independent auditors. Their report dated December 12, 1997, on the Fund's financial statements for the year ended October 31, 1997, and on the following table for the period presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.


                                                                                                    Period Ended
                                                                                                 October 31, 1997(a)
                                                                                                 -------------------
Net asset value, beginning of period                                                                $10.00
Income from investment operations
Net operating loss                                                                                   (0.08)
   Net realized and unrealized gain (loss) on investments                                             3.35
                                                                                                    ------
   Total from investment operations                                                                   3.27
                                                                                                    ------
Less distributions
   Distributions from net investment income                                                          (0.00)**
                                                                                                    ------
Net asset value, end of period                                                                      $13.27
                                                                                                    ======
Total return(b)                                                                                      32.75%
Ratios to average net assets
   Expenses                                                                                           2.51%*
   Net operating loss                                                                                (1.96%)*
   Expense waiver/reimbursement(c)                                                                    7.25%*
Supplemental data
   Net assets, end of period (000 omitted)                                                          $7,184
   Average commission rate paid(d)                                                                 $0.0380
   Portfolio turnover                                                                                   97%

  * Computed on an annualized basis.

 ** Amounts distributed per share do not round to $0.01.

(a) Reflects operations for the period from November 25, 1996 (date of initial public investment) to October 31, 1997.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 1997, which can be obtained free of charge.


FINANCIAL HIGHLIGHTS CLASS C SHARES

(For a share outstanding throughout the period)

The following table has been audited by Ernst & Young LLP, the Fund's independent auditors. Their report dated December 12, 1997, on the Fund's financial statements for the year ended October 31, 1997, and on the following table for the period presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the
Fund.

                                                                                                    Period Ended
                                                                                                 October 31, 1997(a)
                                                                                                 -------------------
Net asset value, beginning of period                                                                $10.00
Income from investment operations
   Net operating loss                                                                                (0.06)
   Net realized and unrealized gain (loss) on investments                                             3.26
                                                                                                    ------
   Total from investment operations                                                                   3.20
                                                                                                    ------
Less distributions
   Distributions from net investment income                                                          (0.00)**
                                                                                                    ------
Net asset value, end of period                                                                      $13.20
                                                                                                    ======
Total return(b)                                                                                      32.04%
Ratios to average net assets
Expenses                                                                                               2.53%*
   Net operating loss                                                                                (1.95%)*
   Expense waiver/reimbursement(c)                                                                    7.23%*
Supplemental data
   Net assets, end of period (000 omitted)                                                            $957
   Average commission rate paid(d)                                                                 $0.0380
   Portfolio turnover                                                                                  97%


  * Computed on an annualized basis.

 ** Amounts distributed per share do not round to $0.01.

(a) Reflects operations for the period from November 25, 1996 (date of initial public investment) to October 31, 1997.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 1997, which can be obtained free of charge.


-------------------------------------------------------------------------------
                              GENERAL INFORMATION
-------------------------------------------------------------------------------

The Fund was established under the laws of the Commonwealth of Massachusetts on April 17, 1984. ClassAShares, Class B Shares and Class C Shares of the Fund ("Shares") are designed for individuals as a convenient means of accumulating an interest in a professionally managed, diversified portfolio of equity securities.

The Fund's current net asset value and offering price may be found in the mutual funds section of local newspapers under "Federated" and the appropriate class designation listing.

Calling the Fund Call the Fund at 1-800-341-7400.


-------------------------------------------------------------------------------
                            INVESTMENT INFORMATION
-------------------------------------------------------------------------------

Investment Objective

The investment objective of the Fund is to provide appreciation of capital. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

Investment Policies

The Fund pursues its investment objective by investing at least 65% of its assets in equity securities of companies with prospects for above-average appreciation. Equity securities include common stocks, preferred stocks, and investment grade securities (including debt securities) that are convertible into common stocks. Unless indicated otherwise, the investment policies of the Fund may be changed by the Board of Trustees (the "Trustees") without the approval of shareholders. Shareholders will be notified before any material changes in these policies become effective.

Acceptable Investments

Federated Management, the Fund's investment adviser (the "Adviser"), creates a universe of growing companies by using proprietary software and research models that incorporate important attributes of successful growth, such as upward earnings estimate revisions, positive earnings surprises, accelerated sales and earnings growth. Using fundamental research, the Adviser evaluates each company's earnings quality and assesses the sustainability of the company's current growth trends. Through this highly disciplined process, the Adviser seeks to construct an investment portfolio that possesses strong growth characteristics.

The Fund will not be restricted to specific market capitalization requirements. Sector weightings will be restricted to no greater than 300% of the Standard and Poor's 500 sector weightings or no more than 20% of the total portfolio, whichever is greater. The Fund will diversify its holdings across at least 100 companies, but generally will not exceed 200 company holdings.

The securities in which the Fund invests include, but are not limited to:

 . common stock of U.S. companies that are considered by the Adviser to have potential for above-average appreciation;

 . other corporate securities including: corporate debt obligations, convertible securities, and preferred stocks;

 . securities of foreign issuers; and

 . securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities.

Common Stock

As described above, the Fund invests primarily in equity securities. As with other mutual funds that invest primarily in equity securities, the Fund is subject to market risks. That is, the possibility exists that common stocks will decline over short or even extended periods of time, and the United States equity market tends to be cyclical, experiencing both periods when stock prices generally increase and periods when stock prices generally decrease. However, since the Fund invests in growth-oriented equity securities, there are some additional risk factors associated with investment in the Fund. Growth-oriented stocks may include issuers with smaller capitalization. Small and medium capitalization stocks have historically been more volatile in price than larger capitalization stocks, such as those included in the Standard & Poor's 500 Index. This is because, among other things, smaller companies have a lower degree of liquidity in the equity market and tend to have a greater sensitivity to changing economic conditions. That is, the stock of small and medium capitalization companies may decline in price as the price of large company stocks rise, or vice versa. Therefore, investors should expect that the Fund will be more volatile than, and may fluctuate independently of, broad market indices such as the Standard & Poor's 500 Index.Additionally, many small capitalization companies tend to have operating histories of less than three years.

Convertible Securities

Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. The Fund considers convertible securities to be equity securities. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants, or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for different investment objectives. The convertible securities in which the Fund invests may be rated below investment grade and considered speculative.

Convertible bonds and convertible preferred stocks generally retain the investment characteristics of fixed income securities until they have been converted, but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used, in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and, therefore, have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar nonconvertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than nonconvertible securities of similar quality. The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in the Adviser's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for the Fund, the Adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

The prices of fixed income securities fluctuate inversely to the direction of interest rates.

Securities of Foreign Issuers

The Fund may invest in the securities of foreign issuers which are freely traded on United States securities exchanges or in the over-the-counter market in the form of depository receipts. Securities of a foreign issuer may present greater risks in the form of nationalization, confiscation, domestic marketability, or other national or international restrictions. As a matter of practice, the Fund will not invest in the securities of a foreign issuer if any such risk appears to the Adviser to be substantial.

U.S. Government Securities

The types of U.S. government securities in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed in a variety of ways by the U.S. government or its agencies or instrumentalities. Some of these obligations, such as Government National Mortgage Association mortgage-backed securities, are backed by the full faith and credit of the U.S. Treasury. Obligations of Federal Home Loan Banks are backed by the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities. Obligations of Federal Home Loan Banks, Federal Farm Credit System, including the National Bank for Cooperatives and Banks for Cooperatives, Tennessee Valley Authority, Export-Import Bank of the United States, Commodity Credit Corporation, Federal Financing Bank, Federal National Mortgage Association, and Federal Home Loan Mortgage Corporation, National Credit Union Administration, and Student Loan Marketing Association are backed by the credit of the agency or instrumentality issuing the obligations.

Restricted and Illiquid Securities

The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies, but which are subject to restrictions on resale under federal securities law. However, the Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of its net assets.

When-Issued and Delayed Delivery Transactions

The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions and the market values of the securities purchased may vary from purchase prices.

The Fund may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

Temporary Investments

Under normal market conditions, the Fund will be fully invested in its primary investments. However, for temporary defensive purposes, when the Adviser determines that market conditions warrant, the Fund may invest up to 100% of its assets in cash and money market instruments.

Money market instruments may be:

 .  money market instruments;

 .  commercial paper;

 . instruments of domestic banks and savings associations (such as certificates of deposit, demand and time deposits, savings shares and bankers' acceptances);

 . securities issued and/or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities; and

 .  repurchase agreements.

Repurchase Agreements

Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial intermediaries sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

Put and Call Options

The Fund may purchase put options on its portfolio securities. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the time of the options. These options will be used only as a hedge to attempt to protect securities which the Fund holds against decreases in value. The Fund may purchase these put options as long as they are listed on a recognized options exchange and the underlying securities are held in its portfolio.

The Fund may also write covered call options on securities either held in its portfolio, or which it has the right to obtain without payment of further consideration, or for which it has segregated cash in the amount of any additional consideration. As a writer of a call option, the Fund has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. The call options which the Fund writes and sells must be listed on a recognized options exchange. Writing of calls by the Fund is intended to seek to generate income for the Fund and, thereby, protect against price movements in particular securities in the Fund's portfolio.

Over-the-counter options are two party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not.

   Risks

   Prior to exercise or expiration, an option position can only be terminated by entering into a closing purchase or sale transaction. This requires a secondary market on an exchange which may or may not exist for any particular call or put option at any specific time. The absence of a liquid secondary market also may limit the Fund's ability to dispose of the securities underlying an option. The inability to close options also could have an adverse impact on the Fund's ability to effectively hedge its portfolio.

Financial Futures

The Fund may purchase and sell financial futures contracts to hedge all or a portion of its portfolio against changes in interest rates. Financial futures contracts call for the delivery of particular financial instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.

Stock index futures contracts are based on indices that reflect the market value of common stock of the firms included in the indices. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.

The Fund may not purchase or sell futures contracts if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions would exceed 5% of the market value of the Fund's total assets. When the Fund purchases futures contracts, an amount of cash and U.S. Treasury securities, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby ensure that the use of such futures contract is unleveraged.

   Risks

   When the Fund uses financial futures as hedging devices, much depends on the ability of the Adviser to predict market conditions based upon certain economic analysis and factors. There is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract to react differently than the portfolio securities to market changes. In addition, the Adviser could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contract.

   It is not certain that a secondary market for positions in futures contracts will exist at all times. The Fund's ability toestablish and close out futures depends on this secondary market.

Investing in Securities of Other Investment Companies

As a matter of non-fundamental investment policy, the Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.

Lending of Portfolio Securities

In order to generate additional income, the Fund may lend portfolio securities on a short-term or a long-term basis, up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral equal to at least 100% of the value of the securities loaned.


There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.


Portfolio Turnover

Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The Fund's rate of portfolio turnover may exceed that of certain other mutual funds with the same investment objective. A higher rate of portfolio turnover involves correspondingly greater transaction expenses which must be borne directly by the Fund and, thus, indirectly by its shareholders. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to the Fund's shareholders, are taxable to them. (Further information is contained in the Fund's Statement of Additional Information within the sections "Brokerage Transactions" and "Tax Status"). Nevertheless, transactions for the Fund's portfolio will be based only upon investment considerations and will not be limited by any other considerations when the Adviser deems it appropriate to make changes in the Fund's portfolio.

Investment Limitations

The Fund will not:

 . borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) except, under certain circumstances, the Fund may borrow up to one-third of the value of its net assets;


 . sell securities short except, under strict limitations, the Fund may maintain open short positions so long as not more than 10% of the value of its net assets is held as collateral for those positions; or


 . with respect to 75% of its total assets, invest more than 5% of the value of its total assets in securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government and its agencies or instrumentalities, securities of other investment companies and repurchase agreements collateralized by such securities) or acquire more than 10% of the outstanding voting securities of any one issuer.

The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

The Fund will not:

 .  pledge 10% of the value of its assets, except to secure permitted borrowings;

 . commit more than 5% of its total assets to premiums on open put option positions; or

 .  invest more than 5% of its net assets in warrants.

Hub and Spoke' Option

If the Trustees determine it to be in the best interest of the Fund and its shareholders, the Fund may in the future seek to achieve its investment objective by investing all of its assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. It is expected that any such investment company would be managed in substantially the same manner as the Fund.

The initial shareholder of the Fund (who is an affiliate of Federated Investors) voted to vest authority to use this investment structure in the sole discretion of the Trustees. No further approval of shareholders is required. Shareholders will receive at least 30 days prior notice of any such investment.

In making its determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although it is expected that the Trustees will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will remain the same or be materially reduced if this investment structure is implemented.


-------------------------------------------------------------------------------
                                NET ASSET VALUE
-------------------------------------------------------------------------------

The Fund's net asset value ("NAV") per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

All purchases, redemptions and exchanges are processed at the NAV next determined after the request in proper form is received by the Fund. The NAV is determined as of the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) every day the New York Stock Exchange is open.

-------------------------------------------------------------------------------
                             INVESTING IN THE FUND
-------------------------------------------------------------------------------

This prospectus offers three classes of Shares each with the characteristics described below.


                        Class A    Class B    Class C
                        --------- ---------- ---------
Minimum and
Subsequent
Investment Amounts      $500/$100 $1500/$100 $1500/$100
Minimum and Subsequent
Investment Amount for
Retirement Plans        $50       $50        $50
Maximum Sales Charge    5.50%*    None       None
Maximum Contingent
Deferred Sales Charge** None      5.50%+     1.00%#
Conversion Feature      No        Yes++      No

* Class A Shares are sold at NAV, plus a sales charge as follows:


                            Sales Charge
                         as a Percentage of       Dealer
                        --------------------   Concession as
                           Public     Net     a Percentage of
                          Offering  Amount   Public Offering
Amount of Transaction      Price   Invested        Price
----------------------    -------- -------- ------------------
Less than $50,000           5.50%   5.82%         5.00%
    $50,000 but less
    than $100,000           4.50%   4.71%         4.00%
    $100,000 but less
    than $250,000           3.75%   3.90%         3.25%
    $250,000 but less
    than $500,000           2.50%   2.56%         2.25%
    $500,000 but less
    than $1 million         2.00%   2.04%         1.80%
    $1 million or greater   0.00%   0.00%         0.25%


** Computed on the lesser of the NAV of the redeemed Shares at the time of purchase or the NAV of the redeemed Shares at the time of redemption.

 # The following contingent deferred sales charge schedule applies to Class B
   Shares:



   Year of Redemption     Contingent Deferred
     After Purchase          Sales Charge
   ------------------     -------------------
    First                     5.50%
    Second                    4.75%
    Third                     4.00%
    Fourth                    3.00%
    Fifth                     2.00%
    Sixth                     1.00%
    Seventh and thereafter    0.00%


  ++ Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase. See "Conversion of Class B Shares."

  # The contingent deferred sales charge is assessed on Shares redeemed within one year of their purchase date.


-------------------------------------------------------------------------------
                               PURCHASING SHARES
-------------------------------------------------------------------------------

Shares of the Fund are sold on days on which the New York Stock Exchange is open. Shares of the Fund may be purchased as described below, either through a financial intermediary (such as a bank or broker/dealer) or by sending a wire or check directly to the Fund. Financial intermediaries may impose different minimum investment requirements on their customers. An account must be established with a financial intermediary or by completing, signing, and returning the new account form available from the Fund before Shares can be purchased. Shareholders in certain other funds advised and distributed by affiliates of Federated Investors ("Federated Funds") may exchange their Shares for Shares of the corresponding class of the Fund. The Fund reserves the right to reject any purchase or exchange request.

In connection with any sale, Federated Securities Corp. may, from time to time, offer certain items of nominal value to any shareholder or investor.

Purchasing Shares through a Financial Intermediary

Orders placed through a financial intermediary are considered received when the Fund is notified of the purchase order or when payment is converted into federal funds. Purchase orders through a broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial intermediaries must be received by the financial intermediary and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial intermediary's responsibility to transmit orders promptly. Financial intermediaries may charge fees for their services.

The financial intermediary which maintains investor accounts in Class B Shares or Class C Shares with the Fund must do so on a fully disclosed basis unless it accounts for share ownership periods used in calculating the contingent deferred sales charge (see "Contingent Deferred Sales Charge"). In addition, advance payments made to financial intermediaries may be subject to reclaim by the distributor for accounts transferred to financial intermediaries which do not maintain investor accounts on a fully disclosed basis and do not account for share ownership periods.

Purchasing Shares by Wire

Shares may be purchased by Federal Reserve wire by calling the Fund. All information needed will be taken over the telephone, and the order is considered received when State Street Bank receives payment by wire. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA 02266-8600; Attention; EDGEWIRE; For Credit to: (Fund Name) (Fund Class); (Fund Number_this number can be found on the account statement or by contacting the Fund); Account Number; Trade Date and Order Number; Group Number or Dealer Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted.

Purchasing Shares by Check

Shares may be purchased by mailing a check made payable to the name of the Fund (designate class of Shares and account number) to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received).

Systematic Investment Program

Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in the Fund. Shareholders should contact their financial intermediary or the Fund to participate in this program.

Retirement Plans

Fund Shares can be purchased as an investment for retirement plans or Investment Retirement Accounts ("IRA"). For further details, contact the Fund and consult a tax adviser.

Class A Shares

Class A Shares are sold at NAV, plus a sales charge. However:

No sales charge is imposed for

Class A Shares purchased:

 . through financial intermediaries that do not receive sales charge dealer concessions;

 . by Federated Life Members who maintain a $500 minimum balance in at least one of the Federated Funds; or

 . through "wrap accounts" or similar programs under which clients pay a fee for services.


In addition, the sales charge can be reduced or eliminated by:

 . purchasing in quantity and accumulating purchases at the levels in the table under "Investing in the Fund";

 . combining concurrent purchases of two or more funds;

 . signing a letter of intent to purchase a specific quantity of shares within 13 months; or

 . using the reinvestment privilege.

Consult a financial intermediary or Federated Securities Corp. for details on these programs. In order to eliminate the sales charge or receive sales charge reductions, Federated Securities Corp. must be notified by the shareholder in writing or by a financial intermediary at the time of purchase.

Dealer Concession

For sales of Class A Shares, a dealer will normally receive up to 90% of the applicable sales charge. Any portion of the sales charge which is not paid to a dealer will be retained by the distributor. However, the distributor may offer to pay dealers up to 100% of the sales charge retained by it. Such payments may take the form of cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. In some instances, these incentives will be made available only to dealers whose employees have sold or may sell a significant amount of Shares. On purchases of $1million or more, the investor pays no sales charge; however, the distributor will make twelve monthly payments to the dealer totaling 0.25% of the public offering price over the first year following the purchase. Such payments are based on the original purchase price of Shares outstanding at each month end. The sales charge for Shares sold other than through registered broker/dealers will be retained by Federated Securities Corp.

Federated Securities Corp. may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the establishment of customer accounts and purchases of Shares.

Class B Shares

Class B Shares are sold at NAV. Under certain circumstances, a contingent deferred sales charge will be assessed at the time of a redemption. Orders for $250,000 or more of Class B Shares will automatically be invested in Class A Shares.

Conversion of Class B Shares

Class B Shares will automatically convert into Class A Shares after eight full years from the purchase date. Such conversion will be on the basis of the relative NAVs per Share, without the imposition of any charges. Class B Shares acquired by exchange from Class B Shares of another Federated Fund will convert into Class A Shares based on the time of the initial purchase.

Class C Shares

Class C Shares are sold at NAV. A contingent deferred sales charge of 1.00% will be charged on assets redeemed within the first full 12 months following purchase.


-------------------------------------------------------------------------------
                        REDEEMING AND EXCHANGING SHARES
-------------------------------------------------------------------------------

Shares of the Fund may be redeemed for cash or exchanged for Shares of the same class of other Federated Funds on days on which the Fund computes its NAV. Shares are redeemed at NAV less any applicable contingent deferred sales charge. Exchanges are made at NAV. Shareholders who desire to automatically exchange Shares, of a like class, in a pre-determined amount on a monthly, quarterly, or annual basis may take advantage of a systematic exchange privilege. Information on this privilege is available from the Fund or your financial intermediary. Depending upon the circumstances, a capital gain or loss may be realized when Shares are redeemed or exchanged.

Redeeming or Exchanging Shares Through a Financial Intermediary

Shares of the Fund may be redeemed or exchanged by contacting your financial intermediary before 4:00 p.m. (Eastern time). In order for these transactions to be processed at that day's NAV, financial intermediaries (other than broker/dealers) must transmit the request to the Fund before 4:00 p.m. (Eastern time), while broker/dealers must transmit the request to the Fund before 5:00 p.m. (Eastern time). The financial intermediary is responsible for promptly submitting transaction requests and providing proper written instructions. Customary fees and commissions may be charged by the financial intermediary for this service. Appropriate authorization forms for these transactions must be on file with the Fund.

Redeeming or Exchanging Shares by Telephone

Shares acquired directly from the Fund may be redeemed in any amount, or exchanged, by calling 1-800-341-7400. Appropriate authorization forms for these transactions must be on file with the Fund. Shares held in certificate form must first be returned to the Fund as described in the instructions under "Redeeming or Exchanging Shares by Mail." Redemption proceeds will either be mailed in the form of a check to the shareholder's address of record or wire-transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. The minimum amount for a wire transfer is $1,000. Proceeds from redeemed Shares purchased by check or through ACH will not be wired until that method of payment has cleared.

Telephone instructions will be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming or Exchanging Shares By Mail" should be considered. The telephone transaction privilege may be modified or terminated at any time. Shareholders would be promptly notified.

Redeeming or Exchanging Shares by Mail

Shares may be redeemed in any amount, or exchanged, by mailing a written request to: Federated Shareholder Services Company, Fund Name, Fund Class, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they must accompany the written request. It is recommended that certificates be sent unendorsed by registered or certified mail.

All written requests should state: Fund Name and the Share Class name; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount of the transaction. An exchange request should also state the name of the Fund into which the exchange is to be made. All owners of the account must sign the request exactly as the Shares are registered. A check for redemption proceeds is normally mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption or exchange request is processed.

Requirements for Redemption

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record, must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

Requirements for Exchange

Shareholders must exchange Shares having an NAV equal to the minimum investment requirements of the fund into which the exchange is being made. Contact your financial intermediary directly or the Fund for free information on and prospectuses for the Federated Funds into which your Shares may be exchanged. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.

Upon receipt of proper instructions and required supporting documents, Shares submitted for exchange are redeemed and proceeds invested in the same class of shares of the other fund. Signature guarantees will be required to exchange between fund accounts not having identical shareholder registrations. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.

Systematic Withdrawal Program

Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000, other than retirement accounts subject to required minimum distributions. A shareholder may apply for participation in this program through his financial intermediary or by calling the Fund.

Because participation in this program may reduce, and eventually deplete the shareholder's investment in the Fund, payments under this program should not be considered as yield or income. It is not advisable for shareholders to continue to purchase Class A Shares subject to a sales charge while participating in this program. A contingent deferred sales charge may be imposed on Class B and C Shares.

Contingent Deferred Sales Charge

The contingent deferred sales charge will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the distributor. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. The contingent deferred sales charge will not be imposed with respect to Shares acquired through the reinvestment of dividends or distributions of long-term capital gains. In determining the applicability of the contingent deferred sales charge, the required holding period for your new Shares received through an exchange will include the period for which your original Shares were held.

Eliminating the Contingent Deferred Sales Charge

Upon written notification to Federated Securities Corp. or the transfer agent, no contingent deferred sales charge will be imposed on redemptions:

 . following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

 . representing minimum required distributions from an IRA or other retirement plan to a shareholder who has attained the age of 701/2;

 . which are involuntary redemptions of shareholder accounts that do not comply with the minimum balance requirements;

 . which are qualifying redemptions of Class B Shares under a Systematic
  Withdrawal Program;

 .  which are reinvested in the Fund under the reinvestment privilege;

 . of Shares held by Trustees, employees and sales representatives of the Fund, the distributor, or affiliates of the Fund or distributor, employees of any financial intermediary that sells Shares of the Fund pursuant to a sales agreement with the distributor, and their immediate family members to the extent that no payments were advanced for purchases made by these persons; and

 . of Shares originally purchased through a bank trust department, an investment adviser registered under the Investment Advisers Act of 1940 or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or any other financial intermediary, to the extent that no payments were advanced for purchases made through such entities.

For more information regarding the elimination of the contingent deferred sales charge through a Systematic Withdrawal Program, or any of the above provisions, contact your financial intermediary or the Fund. The Fund reserves the right to discontinue or modify these provisions. Shareholders will be notified of such action.


--------------------------------------------------------------------------------
                         ACCOUNT AND SHARE INFORMATION
-------------------------------------------------------------------------------

Confirmations and Account Statements

Shareholders will receive detailed confirmations of transactions (except for systematic program transactions). In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.

Dividends and Distributions

Dividends are declared and paid annually to all shareholders invested in the Fund on the record date. Net long-term capital gains realized by the Fund, if any, will be distributed at least once every twelve months. Dividends and distributions are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date without a sales charge, unless shareholders request cash payments on the new account form or by contacting the transfer agent.


Accounts with Low Balances

Due to the high cost of maintaining accounts with low balances, the Fund may close an account by redeeming all Shares and paying the proceeds to the shareholder if the account balance falls below the applicable minimum investment amount. Retirement plan accounts and accounts where the balance falls below the minimum due to NAV changes will not be closed in this manner. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


-------------------------------------------------------------------------------
                               TRUST INFORMATION
-------------------------------------------------------------------------------

Management of the Trust

Board of Trustees

The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.


Investment Adviser

Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.


Advisory Fees

The Adviser receives an annual investment advisory fee equal to 1% of the Fund's average daily net assets. Under the investment advisory contract, which provides for the voluntary waiver of the advisory fee by the Adviser, the Adviser may voluntarily waive some or all of its fee. This does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities. The Adviser can terminate this voluntary waiver at any time in its sole discretion.

Adviser's Background

Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) Shares of Federated Investors are owned by a trust, the Trustees of which are JohnF.Donahue, Chairman and Trustee of Federated Investors,Mr. Donahue's wife, and Mr. Donahue's son, J.Christopher Donahue, who is President and Trustee of Federated Investors.


Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.

Keith J. Sabol has been the Fund's portfolio manager since inception. Mr. Sabol joined Federated Investors in 1994 and has been the Equity Research Coordinator of the Fund's investment adviser since 1996. Mr. Sabol was an Investment Analyst for the Fund's investment adviser from 1994 to 1996. Following his graduation from the U.S. Military Academy, MrSabol was commissioned as an officer in the U.S. Army where he served until 1992. Mr. Sabol earned his Masters in Industrial Administration from Carnegie Mellon University with a concentration in Finance and Operations Research.

Aash M. Shah has been the Fund's portfolio manager since its inception. Mr. Shah joined Federated Investors in 1993 and has been a Vice President of the Fund's investment adviser since January 1997. Mr. Shah served as an Assistant Vice President of the investment advisor from 1995 to 1996, and as an Investment Analyst from 1993 to 1995. Mr. Shah was employed at Westinghouse Credit Corp. from 1990 to 1993 as an Investment Analyst. Mr. Shah received his Masters in Industrial Administration from Carnegie Mellon University with a concentration in finance and accounting. Mr. Shah is a Chartered Financial Analyst.


Both the Trust and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Board of Trustees, and could result in severe penalties.

Distribution of Shares

Federated Securities Corp. is the principal distributor for Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

The distributor may offer to pay financial intermediaries an amount equal to 1% of the NAV of Class C Shares purchased by their clients or customers at the time of purchase. These payments will be made directly by the distributor from its assets, and will not be made from assets of the Fund. Financial intermediaries may elect to waive the initial payment described above; such waiver will result in the waiver by the Fund of the otherwise applicable contingent deferred sales charge.

The distributor will pay dealers an amount equal to 5.50% of the NAV of Class B Shares purchased by their clients or customers. These payments will be made directly by the distributor from its assets, and will not be made from the assets of the Fund. Dealers may voluntarily waive receipt of all or any portion of these payments. The distributor may pay a portion of the distribution fee discussed below to financial intermediaries that waive all or any portion of the advance payments.

Distribution Plan and Shareholder Services

Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), Class B Shares and Class C Shares will pay a fee to the distributor in an amount computed at an annual rate of 0.75% of the average daily net assets of each class of Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan. The Fund does not currently make payments to the distributor or charge a fee under the Distribution Plan for Class A Shares, and shareholders of Class A Shares will be notified if the Fund intends to charge a fee under the Distribution Plan. For Class A Shares and Class C shares, the distributor may select financial intermediaries such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers. With respect to Class B Shares, because distribution fees to be paid by the Fund to the distributor may not exceed an annual rate of 0.75% of each class of Shares' average daily net assets, it will take the distributor a number of years to recoup the expenses it has incurred for its sales services and distribution-related support services pursuant to the Distribution Plan.

The Distribution Plan is a compensation type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by Shares under the Plan.

In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily NAV of Class A Shares, Class B Shares, and Class C Shares to obtain certain personal services for shareholders and for the maintenance of shareholder accounts ("Shareholder Services"). Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial intermediaries to perform shareholder services. Financial intermediaries will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.


Supplemental Payments to Financial Intermediaries

In addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial intermediaries supplemental fees for the performance of sales services, distribution-related support services, or shareholder services.


Federated Securities Corp. will pay financial intermediaries, at the time of purchase of Class A Shares, an amount equal to 0.50% of the NAV of Class A Shares purchased by their clients or customers under certain qualified retirement plans as approved by Federated Securities Corp. (Such payments are subject to a reclaim from the financial intermediary should the assets leave the program within 12 months after purchase.)


Furthermore, with respect to Class A Shares, Class B Shares, and Class C Shares, the distributor may offer to pay a fee from its own assets to financial intermediaries as financial assistance for providing substantial sales services, distribution related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial intermediary sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial intermediary. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.


Administration of the Fund

Administrative Services

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all Federated Funds as specified below:



  Maximum         Average Aggregate
    Fee            Daily Net Assets
  ------- -----------------------------------
  0.150%       on the first $250 million
  0.125%       on the next $250 million
  0.100%       on the next $250 million
  0.075%  on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

Expenses of the Fund and Class A Shares, Class B Shares, and Class C Shares

Holders of Class A Shares, Class B Shares, and Class C Shares pay their allocable portion of Trust and portfolio expenses.

The Trust expenses for which holders of Class A Shares, ClassB Shares, and Class C Shares pay their allocable portion include, but are not limited to: the cost of organizing the Trust and continuing its existence; registering the Trust with federal and state securities authorities; Trustees' fees; auditors' fees; the cost of meetings of Trustees; legal fees of the Trust; association membership dues; and such non-recurring and extraordinary items as may arise from time to time.

The Fund expenses for which holders of Class A Shares, ClassBShares, and Class C Shares pay their allocable portion include, but are not limited to: registering the Fund and ClassAShares, Class B Shares, and Class C Shares of the Fund; investment advisory services; taxes and commissions; custodian fees; insurance premiums; auditors' fees; and such non-recurring and extraordinary items as may arise from time to time.

At present, the only expenses which are allocated specifically to Class A Shares, Class B Shares, and Class C Shares as classes are expenses under the Trust's Distribution Plan and fees for Shareholder Services. However, the Trustees reserve the right to allocate certain other expenses to holders of Class A Shares, Class B Shares and Class C Shares as they deem appropriate ("Class Expenses"). In any case, Class Expenses would be limited to: distribution fees; transfer agent fees as identified by the transfer agent as attributable to holders of Class A Shares, Class B Shares, and Class C Shares; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders; registration fees paid to the Securities and Exchange Commission and to state securities commissions; expenses related to administrative personnel and services as required to support holders of Class A Shares, Class B Shares, and Class C Shares; legal fees relating solely to Class A Shares, Class B Shares, or Class C Shares; and Trustees' fees incurred as a result of issues related solely to Class A Shares, Class B Shares, or Class C Shares.


-------------------------------------------------------------------------------
                            BROKERAGE TRANSACTIONS
-------------------------------------------------------------------------------

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by Federated Securities Corp. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.


-------------------------------------------------------------------------------
                            SHAREHOLDER INFORMATION
-------------------------------------------------------------------------------

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of each portfolio or class in the Fund have equal voting rights, except that in matters affecting only a particular portfolio or class, only Shares of that portfolio or class are entitled to vote.

Trustees may be removed by the Trustees or shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Fund's outstanding Shares of all series entitled to vote.


-------------------------------------------------------------------------------
                                TAX INFORMATION
-------------------------------------------------------------------------------

Federal Income Tax

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional Shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the Shares. No federal income tax is due on any dividends earned in an IRA or qualified retirement plan until distributed.

State and Local Taxes

In the opinion of Houston, Donnelley, & Meck, counsel to the Trust, Trust shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Trust would be subject to such taxes if owned directly by residents of those jurisdictions.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.


-------------------------------------------------------------------------------
                            PERFORMANCE INFORMATION
-------------------------------------------------------------------------------

From time to time, the Fund advertises its total return and yield for each class of Shares.

Total return represents the change, over a specific period of time, in the value of an investment in each class of Shares after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of each class of Shares is calculated by dividing the net investment income per share (as defined by the SEC) earned by each class of Shares over a thirty-day period by the maximum offering price per share of each class on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by each class of Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The performance information reflects the effect of non-recurring charges, such as the maximum sales charge or contingent deferred sales charges, which, if excluded, would increase the total return and yield.

Total return and yield will be calculated separately for ClassAShares, Class B Shares, and Class C Shares. Expense differences among Class A Shares, Class B Shares, and ClassCShares may affect the performance of each class.

From time to time, advertisements for Class A Shares, ClassBShares, and Class C Shares of the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the performance of ClassAShares, Class B Shares, and Class C Shares to certain indices.


Federated Aggressive               [logo]  Federated Investors
Growth Fund                                Federated Aggressive
Federated Investors Funds                  Growth Fund
5800 Corporate Drive
Pittsburgh, PA 15237-7000                  (A Portfolio of Federated Equity
                                           Funds) Class A Shares, Class B
                                           Shares, Class C Shares
Federated Securities Corp.,
Distributor
1-800-341-7400

www.federatedinvestors.com




                                           Prospectus
                                           December 31, 1997


Cusip 314172875
Cusip 314172867
Cusip 314172859
G01925-01-ABC (11/97)                      An Open-End, Diversified
                       [recycled logo]     ManagementInvestment Company










                        FEDERATED AGGRESSIVE GROWTH FUND
                     (A PORTFOLIO OF FEDERATED EQUITY FUNDS)
                                 CLASS A SHARES
                                 CLASS B SHARES
                                 CLASS C SHARES


                       STATEMENT OF ADDITIONAL INFORMATION











   This Statement of Additional Information should be read with the prospectus of Federated Aggressive Growth Fund (the "Fund"), dated December 31, 1997. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement if you have received it electronically, free of charge by calling 1-800-341-7400.

FEDERATED AGGRESSIVE GROWTH FUND
FEDERATED INVESTORS FUNDS
5800 CORPORATE DRIVE
PITTSBURGH, PENNSYLVANIA 15237-7000
                        Statement dated December 31, 1997







[GRAPHIC OMITTED]

      Cusip 314172875
      Cusip 314172867
      Cusip 314172859
      G01925-02(12/97)

TABLE OF CONTENTS
------------------------------------------------------------------------------

GENERAL INFORMATION ABOUT THE FUND  1

INVESTMENT OBJECTIVE AND POLICIES   1

  Types of Investments              1
  Temporary Investments             2
  When-Issued and Delayed Delivery
  Transactions                      3
  Lending of Portfolio Securities   3
  Repurchase Agreements             3
  Reverse Repurchase Agreements     3
  Futures Transactions              4
  Portfolio Turnover                5
  Investment Limitations            5
FEDERATED EQUITY FUNDS MANAGEMENT   8

  Share Ownership                   12
  Trustees Compensation             13
  Trustee Liability                 13
INVESTMENT ADVISORY SERVICES        14

  Adviser to the Fund               14
  Advisory Fees                     14
  Other Related Services            14
BROKERAGE TRANSACTIONS              14

OTHER SERVICES                      15

  Fund Administration               15
  Custodian                         15
  Transfer Agent                    15
  Independent Auditors              15
PURCHASING SHARES                   15

  Quantity Discounts and Accumulated
  Purchases                         15
  Concurrent Purchases              16
  Letter of Intent                  16
  Reinvestment Privilege            16
  Conversion of Class B Shares      16
  Distribution Plan and Shareholder
  Services Agreement                17
  Purchases by Sales Representatives,
  Fund Trustees, and Employees      17

DETERMINING NET ASSET VALUE         17

  Determining Market Value of Securities
  18
REDEEMING SHARES                    18

  Redemption in Kind                18
  Contingent Deferred Sales Charge  18
MASSACHUSETTS PARTNERSHIP LAW       19

EXCHANGING SECURITIES FOR SHARES    19

  Tax Consequences                  19
TAX STATUS                          20

  The Fund's Tax Status             20
  Shareholders' Tax Status          20
TOTAL RETURN                        20

YIELD                               21

PERFORMANCE COMPARISONS             21

ABOUT FEDERATED INVESTORS           23

  Mutual Fund Market                23
  Institutional Clients             23
  Bank Marketing                    23
  Broker/Dealers and Bank
  Broker/Dealer Subsidiaries        23
FINANCIAL STATEMENTS                24

APPENDIX                            25

  Standard & Poor's Ratings Services Corporate
  and Municipal Bond Rating Definitions
  25
  Moody's Investors Service, Inc. Corporate
  and Municipal Bond Rating Definitions
  25
  Fitch Investors Service, L.P. Long-Term Debt
  Ratings                           25
  Fitch Investors Service, L.P. Short-Term Debt
  Ratings                           26
  Standard and Poor's Ratings Services
  Commercial Paper Rating Definitions
  26
  Moody's Investors Service, Inc.
  Commercial Paper Rating Definitions
  26

GENERAL INFORMATION ABOUT THE FUND

The Fund is a portfolio of Federated Equity Funds (the "Trust"). The Fund was established under the laws of Massachusetts on April 17, 1984.

Shares of the Fund are offered in three classes known as Class A Shares, Class B Shares, and Class C Shares (individually and collectively referred to as "Shares" as the context may require). This Statement of Additional Information relates to all three classes of the above-mentioned Shares.


INVESTMENT OBJECTIVE AND POLICIES
The Fund's investment objective is to provide appreciation of capital.

TYPES OF INVESTMENTS

The Fund may invest in common stocks, corporate securities other than common stock, corporate debt securities, including notes and debentures, and other corporate securities, including preferred stocks, warrants and convertible securities.

   CORPORATE SECURITIES OTHER THAN COMMON STOCK

      CORPORATE DEBT SECURITIES

      Corporate debt securities may bear fixed, fixed and contingent, or variable rates of interest. They may involve equity features such as conversion or exchange rights, warrants for the acquisition of common stock of the same or a different issuer, participations based on revenues, sales, or profits, or the purchase of common stock in a unit transaction
      (where corporate debt securities and common stock are offered as a unit).
         The corporate debt securities (excluding convertible securities) in which the Fund normally invests will be rated investment grade, i.e., Baa or better by Moody's Investors Service, Inc. ("Moody's"), or BBB or better by Standard & Poor's Ratings Services ("S&P") or Fitch Investors Service, L.P. ("Fitch") (or, if unrated, are deemed to be of comparable quality by the Fund's investment adviser). It should be noted that securities receiving the lowest investment grade rating are considered to have some speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated securities. In the event that a security which had an eligible rating when purchased is downgraded below Baa or BBB, the investment adviser will promptly reassess whether continued holding of the security is consistent with the Fund's objective. However, the Fund may invest up to 5% of its assets in corporate debt obligations that are not investment-grade bonds (excluding securities convertible into equity securities) during the current fiscal year.

   OTHER CORPORATE SECURITIES

         The Fund may invest in preferred stocks, warrants, and convertible securities, rated investment grade, i.e., Baa or better by Moody's, or BBB or better by S&P or Fitch (or, if unrated, are deemed to be of comparable quality by the adviser), and warrants of these companies. Corporate fixed income securities are subject to market and credit risks. The prices of fixed income securities fluctuate inversely to the direction of interest rates. In the event that a security which had an eligible rating when purchased is downgraded below Baa or BBB, the adviser will promptly reassess whether continued holding of the security is consistent with the Fund's objective. The Fund may invest in corporate debt obligations that are not investment grade bonds or are not rated but are determined by the adviser to be of comparable quality.

      Securities which are rated BBB or lower by S&P, or Baa or lower by Moody's either have speculative characteristics or are speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations. A description of the rating categories is contained in the Appendix to the Statement of Additional Information. There is no lower limit with respect to rating categories for securities in which the Fund may invest.

      Corporate debt obligations that are not determined to be investment grade are high-yield, high-risk bonds, typically subject to greater market fluctuations and greater risk of loss of income and principal due to an issuer's default. Lower-rated bonds or unrated bonds are commonly referred to as "junk bonds." To a greater extent than investment grade bonds, lower rated bonds tend to reflect short-term corporate, economic and market developments, as well as investor perceptions of the issuer's credit quality. In addition, lower rated bonds may be more difficult to dispose of or to value than high-rated, lower-yielding bonds.

      The Fund's adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer as well as by monitoring broad economic trends and corporate and legislative developments.

   RESTRICTED SECURITIES

      The Fund expects that any restricted securities would be acquired either from institutional investors who originally acquired the securities in private placements or directly from the issuers of the securities in private placements. Restricted securities and securities that are not readily marketable may sell at a discount from the price they would bring if freely marketable.

     The Board of Trustees (the "Trustees") may consider the following criteria in determining the liquidity of certain restricted securities:

      o the frequency of trades and quotes for the security;

      o the number of dealers willing to purchase or sell the security and the number of other potential buyers;

      o dealer undertakings to make a market in the security; and

      o the nature of the security and the nature of the marketplace trades.

TEMPORARY INVESTMENTS

The Fund may also invest in temporary investments from time to time for defensive purposes.

   MONEY MARKET INSTRUMENTS

      The Fund may invest in the following money market instruments:

      o instruments of domestic and foreign banks and savings associations if they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured in full by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC"), or the Savings Association Insurance Fund, which is administered by the FDIC; and

      o prime commercial paper (rated A-1 by S&P, Prime-1 by Moody's, or F-1 by Fitch).

   U.S. GOVERNMENT OBLIGATIONS

     The types of U.S. government obligations in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

      o the full faith and credit of the U.S. Treasury;

      o the issuer's right to borrow from the U.S. Treasury;

      o the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or

      o the credit of the agency or instrumentality issuing the obligations.

      Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:

      o Federal Home Loan Banks;

      o Federal National Mortgage Association;

      o Student Loan Marketing Association; and

      o Federal Home Loan Mortgage Corporation.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

   INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest in the securities of affiliated money market funds as an efficient means of managing the Fund's uninvested cash.

LENDING OF PORTFOLIO SECURITIES

The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

REPURCHASE AGREEMENTS

The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are found by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.

REVERSE REPURCHASE AGREEMENTS

The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future, the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled.

   PUT AND CALL OPTIONS

      The Fund may purchase listed put options on stocks or write covered call options to protect against price movements in particular securities in its portfolio and generate income. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. As writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price.

      The Fund may only: (1) buy put options which are listed on a recognized options exchange and which are on securities held in its portfolio; and
      (2) sell listed call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any such additional consideration). The Fund will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or expire. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the adviser will consider liquidity before entering into option transactions, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. The Fund reserves the right to hedge the portfolio by buying financial futures and put options on stock index futures and financial futures.

FUTURES TRANSACTIONS

The Fund may purchase and sell financial futures contracts to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions without necessarily buying or selling the securities. The Fund also may purchase and sell stock index futures to hedge against changes in prices. The Fund will not engage in futures transactions for speculative purposes.

   FINANCIAL FUTURES CONTRACTS

      A futures contract is a firm commitment by two parties: the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future.

      In the fixed-income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed-income securities against a rise in market interest rates, the Fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed-income securities may decline during the Fund's anticipated holding period. The Fund would "go long" (agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates.

      Stock index futures contracts are based on indices that reflect the market value of common stock of the firms included in the indices. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.

   "MARGIN" IN FUTURES TRANSACTIONS

      Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good-faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

      A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark to market its open futures positions.

The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

PORTFOLIO TURNOVER

   The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. Portfolio turnover will tend to rise during periods of economic turbulence and decline during periods of stable growth. A higher turnover rate (100% or more) increases transaction costs (e.g. brokerage commissions) and increases realized gains and losses. For the period from November 25, 1996 (date of initial public investment) to October 31, 1997, the Fund's portfolio turnover rate was 97%.

INVESTMENT LIMITATIONS

The following limitations are fundamental, except that no investment limitation of the Fund shall prevent the Fund from investing substantially all of its assets (except for assets which are not considered "investment securities" under the Investment Company Act of 1940, or assets exempted by the Securities and Exchange Commission) in an open-end investment company with substantially the same investment objectives:

   CONCENTRATION OF INVESTMENTS

      The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry. However, the Fund may at times invest 25% or more of the value of its total assets in cash or cash items (not including certificates of deposit), securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or repurchase agreements secured by such instruments.

   INVESTING IN COMMODITIES

      The Fund will not purchase or sell commodities. The Fund reserves the right to purchase financial futures and put options on stock index futures and on financial futures.

   INVESTING IN REAL ESTATE

      The Fund will not purchase or sell real estate, although it may invest in the securities of companies whose business involves the purchase or sale of real estate, or in securities which are secured by real estate or interests in real estate.

   BUYING ON MARGIN

      The Fund will not purchase any securities on margin but may obtain such short-term credits as may be necessary for the clearance of transactions and may make margin payments in connection with buying financial futures, put options on stock index futures, and put options on financial futures.

   SELLING SHORT

      The Fund will not sell securities short unless at all times when a short position is open, it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issuer as, and equal in amount to, the securities sold short; and unless not more than 10% of the value of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time.

   ISSUING SENIOR SECURITIES AND BORROWING MONEY

      The Fund will not issue senior securities, except as permitted by its investment objective and policies, and except that the Fund may borrow money and engage in reverse repurchase agreements only in amounts up to one-third of the value of its net assets, including the amounts borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure, or to facilitate management of the portfolio by enabling the Fund to meet redemption requests where the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any such borrowings (including reverse repurchase agreements) are outstanding.

   LENDING CASH OR SECURITIES

      The Fund will not lend any of its assets except portfolio securities. This shall not prevent the purchase or holding of corporate or government bonds, debentures, notes, certificates of indebtedness, or other debt securities of an issuer, repurchase agreements, or other transactions which are permitted by the Fund's investment objective and policies or Declaration of Trust.

   UNDERWRITING

      The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

   INVESTING IN MINERALS

      The Fund will not purchase interests in oil, gas, or other mineral exploration or development programs, although it may purchase the securities of issuers which invest in or sponsor such programs.

   DIVERSIFICATION OF INVESTMENTS

         With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase the securities of any issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, securities of other investment companies and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer and will not acquire more than 10% of the outstanding voting securities of any issuer. For these purposes, the Fund takes all common stock and all preferred stock of an issuer each as a single class, regardless of priorities, series, designations, or other differences.

The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval, except that no investment limitation of the Fund shall prevent the Fund from investing substantially all of its assets (except for assets which are not considered "investment securities" under the Investment Company Act of 1940, or assets exempted by the Securities and Exchange Commission) in an open-end investment company with substantially the same investment objective. Shareholders will be notified before any material changes in these limitations become effective.

   INVESTING IN ILLIQUID SECURITIES

      The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice.

          PLEDGING ASSETS

      The Fund will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of its total assets at the time of the borrowing.

   PURCHASING PUT OPTIONS

      The Fund will not purchase put options on securities unless the securities are held in the Fund's portfolio and not more than 5% of the value of the Fund's total assets would be invested in premiums on open put options.

   WRITING COVERED CALL OPTIONS

      The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

   ACQUIRING SECURITIES

      The Fund will not purchase securities of a company for the purpose of exercising control or management. However, the Fund may invest in up to 10% of the voting securities of any one issuer and may exercise its voting powers consistent with the best interests of the Fund. In addition, the Fund, other companies advised by the Fund's adviser, and other affiliated companies may together buy and hold substantial amounts of voting stock of a company and may vote together in regard to such company's affairs. In some such cases, the Fund and its affiliates might collectively be considered to be in control of such company. In some cases, Trustees and other persons associated with the Fund and its affiliates might possibly become directors of companies in which the Fund holds stock.

   INVESTING IN WARRANTS

      The Fund will not invest more than 5% of its net assets in warrants. No more than 2% of the Fund's net assets, to be included within the overall 5% limit on investments in warrants, may be warrants which are not listed on the New York or American Stock Exchanges. Warrants acquired in units or attached to securities may be deemed to be without value for purposes of this policy.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

   Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. The Fund has no intent to borrow money, sell securities short, or invest in reverse repurchase agreements in excess of 5% of the value of its total assets in the coming fiscal year. Short selling may accelerate the recognition of gains.

FEDERATED EQUITY FUNDS MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Federated Equity Funds, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924

Chairman and Trustee

     Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Company.



Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA
Birthdate:  February 3, 1934

Trustee

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.



John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937

Trustee

     President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.



William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918

Trustee

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.



James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922

Trustee

     Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.



Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932

Trustee

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.



Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924

Trustee

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.



Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942

Trustee

     Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.



John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932

Trustee

President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Funds.



Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925

Trustee

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; Director or Trustee of the Funds.



Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935

Trustee

     Public relations/Marketing/Conference Planning; Director or Trustee of the Funds.



Glen R. Johnson
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 2, 1929

President

Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.



J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949

Executive Vice President

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.

Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930

Executive Vice President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.



John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938

Executive Vice President , Secretary and Treasurer

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.



Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923

Vice President

     Executive Vice President and Trustee, Federated Investors; Chairman and Director,
Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.



* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.

   As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; WesMark Funds; WCT Funds; and World Investment Series, Inc.

SHARE OWNERSHIP

Officers and Trustees own less than 1% of the Fund's outstanding Shares.

        As of December 1, 1997, the following shareholder of record owned 5% or more of the outstanding Class A Shares of the Fund: BHC Securities Inc., Philadelphia, Pennsylvania, owned approximately 28,276 Shares (8.16%).

As of December 1, 1997, the following shareholder of record owned 5% or more of the outstanding Class C Shares of the Fund: Merrill Lynch Pierce Fenner & Smith, for the sole benefit of its customers, Jacksonville, Florida, owned approximately 8,679 Shares (9.68%).

TRUSTEES COMPENSATION




                            AGGREGATE
NAME,                     COMPENSATION
POSITION WITH                 FROM               TOTAL COMPENSATION PAID
TRUST                        TRUST*#                FROM FUND COMPLEX

John F. Donahue             $0          $0 for the Trust and
Chairman and Trustee                    56  other investment companies in the
Complex

Thomas G. Bigley        $1,454          $108,725 for the Trust and
Trustee                                 56  other investment companies in the
Complex

John T. Conroy, Jr.     $1,600          $119,615  for the Trust and
Trustee                                 56  other investment companies in the
Complex

William J. Copeland     $1,600          $119,615 for the Trust and
Trustee                                 56  other investment companies in the
Complex

James E. Dowd           $1,454          $119,615 for the Trust and
Trustee                                 56  other investment companies in the
Complex

Lawrence D. Ellis, M.D. $1,600          $108,725 for the Trust and
Trustee                                 56  other investment companies in the
Complex

Edward L. Flaherty, Jr. $1,600          $119,615 for the Trust and
Trustee                                 56  other investment companies in the
Complex

Peter E. Madden         $1,454          $108,725 for the Trust and
Trustee                                 56  other investment companies in the
Complex

John E. Murray          $1,454          $108,725 for the Trust and
Trustee                                 56  other investment companies in the
Complex

Wesley W. Posvar        $1,454          $108,725 for the Trust and
Trustee                                 56 other investment companies in the Complex

Marjorie P. Smuts       $1,454          $108,725 for the Trust and
Trustee                                 56 other investment companies in the Complex



*  Information is furnished for the fiscal year ended October 31, 1997.

# The aggregate compensation is provided for the Trust which is comprised of 4 portfolios.

   The information is provided for the last calendar year.

TRUSTEE LIABILITY

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES
ADVISER TO THE FUND

     The Fund's investment adviser is Federated Management (the "Adviser"). It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue.

The Adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

ADVISORY FEES

   For its advisory services, the Adviser receives an annual investment advisory fee as described in the prospectus. For the period from November 25, 1996 (date of initial public investment) to October 31, 1997, the Adviser earned management and advisory fees of $43,174, all of which was waived.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of shares of funds offered by Federated Securities Corp.

BROKERAGE TRANSACTIONS
The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

        For the period from November 25, 1996 (date of initial public investment) to October 31, 1997, the Fund paid brokerage commissions in the amount of $18,366.

Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

OTHER SERVICES
FUND ADMINISTRATION

   Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994, to March 1, 1996, Federated Administrative Services, a subsidiary of Federated Investors, served as the Fund's Administrator. For purposes of this Statement of Additional Information, Federated Services Company and Federated Administrative Services may hereinafter collectively be referred to as the "Administrators." For the period from November 25, 1996 to October 31,1997, the Administrators earned $175,867.

CUSTODIAN

   State Street Bank and Trust Company ("State Street Bank"), Boston, MA is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period, plus out-of-pocket expenses.

TRANSFER AGENT

   Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based upon the size, type, and number of accounts and transactions made by shareholders. Federated Services Company also maintains the Fund's accounting records. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.

INDEPENDENT AUDITORS

The independent auditors for the Fund are Ernst & Young LLP, Pittsburgh, PA.

PURCHASING SHARES
   Except under certain circumstances described in the prospectus, Shares are sold at their net asset value (plus a sales charge on Class A Shares only) on days the New York Stock Exchange is open for business. The procedure for purchasing Shares is explained in the prospectus under "Investing in the Fund" and "Purchasing Shares."

QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES

As described in the prospectus, larger purchases reduce the sales charge paid. The Fund will combine purchases of Class A Shares made on the same day by the investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.

If an additional purchase of Class A Shares is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns Class A Shares having a current value at the public offering price of $90,000 and he purchases $10,000 more at the current public offering price, the sales charge on the additional purchase according to the schedule now in effect would be 3.75%, not 4.50%.

To receive the sales charge reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial intermediary at the time the purchase is made that Class A Shares are already owned or that purchases are being combined. The Fund will reduce or eliminate the sales charge after it confirms the purchases.

CONCURRENT PURCHASES

For purposes of qualifying for a sales charge reduction, a shareholder has the privilege of combining concurrent purchases of Class A Shares of two or more funds for which affiliates of Federated Investors serve as investment adviser and principal underwriter (the "Federated Funds"), the purchase price of which includes a sales charge. For example, if a shareholder concurrently invested $30,000 in the Class A Shares of one of the other Federated Funds with a sales charge, and $70,000 in this Fund, the sales charge would be reduced.

To receive this sales charge reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial intermediary at the time the concurrent purchases are made. The Fund will reduce the sales charge after it confirms the purchases.

LETTER OF INTENT

If a shareholder intends to purchase at least $50,000 of Class A Shares of Federated Funds (excluding money market funds) over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the custodian to hold up to 5.50% of the total amount intended to be purchased in escrow (in Shares) until such purchase is completed.

The Shares held in escrow in the shareholder's account will be released upon fulfillment of the letter of intent or the end of the 13-month period, whichever comes first. If the amount specified in the letter of intent is not purchased, an appropriate number of escrowed Shares may be redeemed in order to realize the difference in the sales charge.

While this letter of intent will not obligate the shareholder to purchase Shares, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. At the time a letter of intent is established, current balances in accounts in any Class A Shares of any Federated Funds, excluding money market accounts, will be aggregated to provide a purchase credit towards fulfillment of the letter of intent. Prior trade prices will not be adjusted.

REINVESTMENT PRIVILEGE

The reinvestment privilege is available for all Shares of the Fund. If Class A Shares in the Fund have been redeemed, the shareholder has the privilege, within 120 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. Similarly, shareholders who redeem Class B Shares or Class C Shares may be reinvested in the same Share class within 120 days but would not be entitled to a reimbursement of the contingent deferred sales charge if paid at the time of redemption. However, such reinvested shares would not be subject to a contingent deferred sales charge upon later redemption. In addition, if the Class B or Class C Shares were reinvested through a financial intermediary, the financial intermediary would not be entitled to an advanced payment from Federated Securities Corp. on the reinvested Shares. Federated Securities Corp. must be notified by the shareholder in writing or by his financial intermediary of the reinvestment in order to eliminate a sales charge or a contingent deferred sales charge. If the shareholder redeems Shares in the Fund, there may be tax consequences.

CONVERSION OF CLASS B SHARES

Class B Shares will automatically convert into Class A Shares on or around the 15th of the month eight full years from the purchase date and will no longer be subject to a fee under the distribution plan. For purposes of conversion to Class A Shares, Shares purchased through the reinvestment of dividends and distributions paid on Class B Shares will be considered to be held in a separate sub-account. Each time any Class B Shares in the shareholder's account (other than those in the sub-account) convert to Class A Shares, an equal pro rata portion of the Class B Shares in the sub-account will also convert to Class A Shares. The conversion of Class B Shares to Class A Shares is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that such conversions will not constitute taxable events for federal tax purposes. There can be no assurance that such ruling or opinion will be available, and the conversion of Class B Shares to Class A Shares will not occur if such a ruling or opinion is not available. In such event, Class B Shares would continue to be subject to higher expenses than Class A Shares for an indefinite period.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES AGREEMENT

These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services as appropriate, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.

By adopting the Distribution Plan the Trustees expect that the Class A Shares, Class B Shares and Class C Shares of the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objective. By identifying potential investors whose needs are served by the Fund's objective, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.

Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

For the fiscal year ended October 31, 1997, the Fund paid shareholder service fees for Class A Shares, Class B Shares, and Class C Shares in the amounts of $4,239, $5,992, and $562, respectively.

For the fiscal year ended October 31, 1997, the Class B Shares and Class C Shares of the Fund paid distribution services fees in the amounts of $17,975, and $1,686, respectively.

Federated Investors and its subsidiaries may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares may be paid to third-party financial providers who have advanced commissions to financial intermediaries.

PURCHASES BY SALES REPRESENTATIVES, FUND TRUSTEES, AND EMPLOYEES

The following individuals and their immediate family members may buy Class A Shares at net asset value without a sales charge:

  o Trustees, employees, and sales representatives of the Fund, Federated Management, and Federated Securities Corp. and its affiliates;

  o Federated Life Members (Class A Shares Only);

  o any associated person of an investment dealer who has a sales agreement with Federated Securities Corp.; and

  o trusts, pensions, or profit-sharing plans for these individuals.

These sales are made with the purchaser's written assurance that the purchase is for investment purposes and that the securities will not be resold except through redemption by the Fund.



DETERMINING NET ASSET VALUE
   The Fund's net asset value per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The net asset value for each class of Shares may differ due to the variance in daily net income realized by each class.

Net asset value is not determined on (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities, other than options, are determined as follows:

  o according to the last sale price on a national securities exchange, if available;

  o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices and for bonds and other fixed income securities as determined by an independent pricing service for unlisted equity securities, the latest bid prices; or

  o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service or at fair value as determined in good faith by the Trustees. Options are valued at the market values established by the exchanges at the close of option trading unless the Trustees determine in good faith that another method of valuing option positions is necessary.

REDEEMING SHARES
   The Fund redeems Shares at the next computed net asset value after the Fund receives the redemption request. Shareholder redemptions may be subject to a contingent deferred sales charge. Redemption procedures are explained in the prospectus under "Redeeming and Exchanging Shares." Although the transfer agent does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.

REDEMPTION IN KIND

Although the Fund intends to redeem Shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio.

Redemption in kind will be made in conformity with applicable SEC rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.

The Fund has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Fund is obligated to redeem Shares for any shareholder in cash up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.

CONTINGENT DEFERRED SALES CHARGE

In computing the amount of the applicable Contingent Deferred Sales Charge, redemptions are deemed to have occurred in the following order: (1) Shares acquired through the reinvestment of dividends and long-term capital gains; (2) Shares held for more than six full years from the date of purchase with respect to Class B Shares and one full year from the date of purchase with respect to Class C Shares; (3) Shares held for fewer than six years with respect to Class B Shares and for less than one full year from the date of purchase with respect to Class C Shares on a first-in, first-out basis.

   ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE--CLASS B SHARES

      To qualify for elimination of the contingent deferred sales charge through a Systematic Withdrawal Program, the redemptions of Class B Shares must be from an account that is at least 12 months old, has all Fund distributions reinvested in Fund Shares, and has an account value of at least $10,000 when the Systematic Withdrawal Program is established. Qualifying redemptions may not exceed 1.00% monthly of the account value as periodically determined by the Fund. The amounts that a shareholder may withdraw under a Systematic Withdrawal Program that qualify for elimination of the Contingent Deferred Sales Charge may not exceed 12% annually with reference initially to the value of the Class B Shares upon establishment of the Systematic Withdrawal Program and then as calculated at the annual valuation date. Redemptions on a qualifying Systematic Withdrawal Program can be made at a rate of 1.00% monthly, 3.00% quarterly, or 6.00% semi-annually with reference to the applicable account valuation amount. Amounts that exceed the 12.00% annual limit for redemption, as described, may be subject to the Contingent Deferred Sales Charge. To the extent that a shareholder exchanges Shares for Class B Shares of other Federated Funds, the time for which the exchanged-for Shares are to be held will be added to the time for which exchanged-from Shares were held for purposes of satisfying the 12-month holding requirement. However, for purposes of meeting the $10,000 minimum account value requirement, Class B Share accounts will be not be aggregated. Any Shares purchased prior to the termination of this program would have the contingent deferred sales charge eliminated as provided in the Fund's prospectus at the time of the purchase of the Shares.

    MASSACHUSETTS PARTNERSHIP LAW
Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

EXCHANGING SECURITIES FOR SHARES
Investors may exchange securities they already own for Shares, or they may exchange a combination of securities and cash for Shares. An investor should forward the securities in negotiable form with an authorized letter of transmittal to Federated Securities Corp. The Fund will notify the investor of its acceptance and valuation of the securities within five business days of their receipt by State Street Bank.

The Fund values securities in the same manner as the Fund values its assets. The basis of the exchange will depend upon the net asset value of Shares on the day the securities are valued. One Share of the Fund will be issued for each equivalent amount of securities accepted.

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, or other rights attached to the securities become the property of the Fund, along with the securities.

TAX CONSEQUENCES

Exercise of this exchange privilege is treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Shares, a gain or loss may be realized by the investor.

TAX STATUS
THE FUND'S TAX STATUS

The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

  o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

  o invest in securities within certain statutory limits; and

  o distribute to its shareholders at least 90% of its net income earned during the year.

SHAREHOLDERS' TAX STATUS

Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional Shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.

   CAPITAL GAINS

      Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held the Fund Shares.

TOTAL RETURN
   The Fund's cumulative total returns based on offering price for the period between November 25, 1996 (date of initial public investment) and October 31, 1997 were:

SHARE CLASSSINCE INCEPTION

Class A       25.91%
Class B       27.25%
Class C       31.04%

The average annual total return for all classes of Shares of the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the offering price per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming a reinvestment of all dividends and distributions. Any applicable contingent deferred sales charge is deducted from the ending value of the investments based on the lesser of the original purchase price or the offering price of Shares redeemed.


Cumulative total return reflects total performance over a specified period of time. This total return assumes and is reduced by the payment of the maximum sales charge and/or the contingent deferred sales charge, if applicable.

YIELD
   The Fund's yields for the thirty-day period ended October 31, 1997 were:

SHARE CLASSYIELD

Class A     0%
Class B     0%
Class C     0%

The yield for all classes of Shares of the Fund is determined by dividing the net investment income per Share (as defined by the SEC) earned by any class of Shares over a thirty-day period by the maximum offering price per Share of any class of Shares on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by any class of Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in any class of Shares, the performance will be reduced for those shareholders paying those fees.

    PERFORMANCE COMPARISONS
The performance of each of the classes of Shares depends upon such variables as:

  o portfolio quality;

  o average portfolio maturity;

  o type of instruments in which the portfolio is invested;

  o changes in interest rates and market value of portfolio securities;

  o changes in the Fund's or any class of Shares' expenses; and

  o various other factors.

The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

  o LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time. From time to time, the Fund will quote its Lipper ranking in advertising and sales literature.

  o DOW JONES INDUSTRIAL AVERAGE is an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

  o STANDARD & POOR'S LOW-PRICED INDEX compares a group of approximately twenty actively traded stocks priced under $25 for one month periods and year-to-date.

  o STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS ("S&P 500"), a composite index of common stocks in industry, transportation, and financial and public utility companies, can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S&P 500 assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P figures.

   oMORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUES. MUTUAL FUND VALUES rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for one month.

  o VALUE LINE MUTUAL FUND SURVEY, published by Value Line Publishing, Inc., analyzes price, yield, risk, and total return for equity and fixed income mutual funds. The highest rating is One, and ratings are effective for one month.

  o CDA MUTUAL FUND REPORT, published by CDA Investment Technologies, Inc., analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

  o STRATEGIC INSIGHT MUTUAL FUND RESEARCH AND CONSULTING, ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time. From time to time, the Fund will quote its Strategic Insight ranking in the "growth funds" category in advertising and sales literature.

  o MUTUAL FUND SOURCE BOOK, published by Morningstar, Inc., analyzes price, yield, risk, and total return for equity and fixed income funds.

  o VALUE LINE COMPOSITE INDEX consists of approximately 1,700 common equity securities. It is based on a geometric average of relative price changes of the component stocks and does not include income.

o FINANCIAL PUBLICATIONS: The Wall Street Journal, Business Week, Changing Times, Financial World, Forbes, Fortune, and Money Magazines, among others--provide performance statistics over specified time periods.

Advertisements and other sales literature for any class of Shares may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in any class of Shares based on quarterly reinvestment of dividends over a specified period of time.

Advertisements may quote performance information which does not reflect the effect of the sales charge on Class A Shares.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.

ABOUT FEDERATED INVESTORS
Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making--structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.

In the equity sector, Federated Investors has more than 26 years' experience. As of December 31, 1996, Federated managed 31 equity funds totaling approximately $7.6 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated Investors' value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry
A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international and global portfolios.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.*

Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

INSTITUTIONAL CLIENTS

   Federated meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.

BANK MARKETING

Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

   Federated funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country -- supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high rankings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for the service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated Securities Corp.

* source: Investment Company Institute

   FINANCIAL STATEMENTS
The financial statements for Federated Aggressive Growth Fund for the fiscal year ended October 31, 1997 are incorporated herein by reference to the Annual Report to Shareholders of Federated Aggressive Growth Fund dated October 31, 1997 (File No. 811-4017). A copy of the Annual Report may be obtained without charge by contacting the Fund.

APPENDIX
   STANDARD & POOR'S RATINGS SERVICES CORPORATE AND MUNICIPAL BOND RATING DEFINITIONS

AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

NR--NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy. S&P's may apply a plus (+) or minus (-) to the above rating classifications to show relative standing within the classifications.

MOODY'S INVESTORS SERVICE, INC. CORPORATE AND MUNICIPAL BOND RATING DEFINITIONS

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR--Not rated by Moody's.

Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

   FITCH INVESTORS SERVICE, L.P. LONG-TERM DEBT RATINGS

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

   FITCH INVESTORS SERVICE, L.P. SHORT-TERM DEBT RATINGS

     F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment only slightly less in degree than issues rated F-1+.

   STANDARD AND POOR'S RATINGS SERVICES COMMERCIAL PAPER RATING DEFINITIONS

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATING DEFINITIONS

P-1--Issuers (or supporting institutions) rated Prime-1 (P-1) have a superior capacity for repayment of senior short-term promissory obligations. P-1 repayment capacity will often be evidenced by many of the following characteristics:

  o Leading market positions in well-established industries.

  o High rates of return on funds employed.

  o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

  o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

Well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.






Federated Capital Appreciation Fund
Appreciation Fund
(A Portfolio of Federated Equity Funds)

Class A Shares, Class B Shares, Class C Shares


Prospectus

The shares of Federated Capital Appreciation Fund (the "Fund") represent interests in a diversified investment portfolio of Federated Equity Funds (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests primarily in equity securities that offer opportunities for capital appreciation.

The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in these shares involves investment risk, including the possible loss of principal.

This prospectus contains the information you should read and know before you invest in Class A Shares, Class B Shares, and Class C Shares of the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated December 31, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated December 31, 1997

                               TABLE OF CONTENTS

Summary of Fund Expenses......................   1
Financial Highlights..........................   2
 Class A Shares...............................   2
 Class B Shares...............................   3
 Class C Shares...............................   4
General Information...........................   5
 Calling the Fund.............................   5
Investment Information........................   5
 Investment Objective.........................   5
 Investment Policies..........................   5
 Investment Limitations.......................  11
Net Asset Value...............................  11
Investing in the Fund.........................  12

Purchasing Shares.............................  12
 Purchasing Shares Through a
 Financial Intermediary.......................  12
 Purchasing Shares by Wire....................  13
 Purchasing Shares by Check...................  13
 Systematic Investment Program................  13
 Retirement Plans.............................  13

 Class A Shares...............................  13
 Class B Shares...............................  13

 Class C Shares...............................  14
Redeeming and Exchanging Shares...............  14

 Redeeming Intermediary Shares Through a
 Financial Intermediary.......................  14

 Redeeming or Exchanging Shares by Telephone..  14
 Redeeming or Exchanging Shares by Mail.......  14

 Requirements for Redemption..................  15
 Requirements for Exchange....................  15
 Systematic Withdrawal Program................  15
 Contingent Deferred Sales Charge.............  15
Account and Share Information.................  16
 Confirmations and Account Statements.........  16
 Dividends and Distributions..................  16
 Accounts with Low Balances...................  16

Trust Information.............................  16

 Management of the Corporation................  16
 Distribution of Shares.......................  17
 Administration of the Fund...................  18

Brokerage Transactions........................  18

Shareholder Information.......................  18
Tax Information...............................  19
Federal Income Tax............................  19
 State and Local Taxes........................  19
 Performance Information......................  19

Appendix......................................  20


                            SUMMARY OF FUND EXPENSES

                        Shareholder Transaction Expenses

Class A     Class B      Class C
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)
5.50% None None Maximum Sales Charge Imposed on Reinvested Dividends (as a
percentage of offering price) None None None Contingent Deferred Sales Charge
(as a percentage of original purchase price or redemption proceeds, as applicable) None 5.50%(1) 1.00%(1) Redemption Fee (as a percentage of amount redeemed, if applicable) None None None Exchange Fee None None None
                           Annual Operating Expenses
                    (As a percentage of average net assets)

Management Fee (after waiver)(2)            0.68%     0.68%     0.68%
12b-1 Fee                                   0.00%(3)  0.75%     0.75%
Total Other Expenses                        0.55%     0.55%     0.55%
 Shareholder Services Fee (after waiver)    0.25%     0.25%     0.25%
Total Operating Expenses(4)                 1.23%     1.98%(5)  1.98%

(1) For shareholders of Class B Shares, the contingent deferred sales charge is 5.50% in the first year declining to 1.00% in the sixth year and 0.00% thereafter. For shareholders of Class C Shares, the contingent deferred sales charge assessed is 1.00% of the lesser of the original purchase price or the net asset value of Shares redeemed within one year of their purchase date. For a more complete description, see "Contingent Deferred Sales Charge."
(2) The management fee for all classes has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.75%.
(3) The Class A Shares has no present intention of paying or accruing the 12b-1 fee during the period ending October 31, 1998. If Class A Shares were paying or accruing the 12b-1 fee, the Class A Shares would be able to pay up to 0.25% of its average daily net assets for the 12b-1 fee. See "Fund Information."
(4) The total operating expenses for Class A Shares, Class B Shares, and Class C Shares would have been 1.30%, 2.04%, and 2.04% respectively, absent the voluntary waiver described in note 2 above.
(5) Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Purchasing Shares" and "Trust Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers, Inc.

Example
Class A  Class B  Class C
You would pay the following expenses on a $1,000 investment, assuming (1) 5%
annual return, (2) redemption at the end of each time period, and (3) payment of the maximum
sales charge.
1
Year................................................................................
$ 67     $ 77     $ 30
3
Years...............................................................................
$ 92     $106     $ 62
5
Years...............................................................................
$119     $130     $107
10
Years..............................................................................
$196     $210     $231

You would pay the following expenses on the same investment, assuming no redemption.

1
Year................................................................................
$ 67     $ 58     $ 58
3
Years...............................................................................
$ 92     $ 62     $ 62
5
Years...............................................................................
$119     $107     $107
10
Years..............................................................................
$196     $210     $231

The above example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.


                      FINANCIAL HIGHLIGHTS--CLASS A SHARES

(For a share outstanding throughout each period)**

The following table has been audited by Ernst & Young LLP, the Fund's independent auditors. Their report dated December 12, 1997, on the Fund's financial statements for the year ended October 31, 1997, and on the following table for the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.


                               Year
Period
                              Ended
Ended
                          October 31,   October 31,
Year Ended December 31,(a)
                              1997       1996(b)      1995      1994
1993      1992      1991       1990       1989      1988
                                                                         Net asset
value,
Net asset value,
beginning of period        $  16.17   $  14.60     $ 11.47   $ 11.90    $ 10.97   $
10.28    $  8.43   $  9.16    $  8.34   $  7.70
Income from investment
operations
 Net investment income         0.09       0.04        0.18      0.20
0.19      0.23       0.19      0.24       0.23      0.22
 Net realized and
  unrealized gain (loss)
  on investments               4.85       1.89        4.07     (0.24)
1.05      0.92       2.11     (0.64)      1.22      0.85
 Total from investment
 operations                    4.94       1.93        4.25     (0.04)
1.24      1.15       2.30     (0.40)      1.45      1.07
Less distributions
 Distributions from net
 investment income            (0.11)     (0.03)      (0.18)    (0.19)     (0.19)
(0.23)     (0.19)    (0.25)     (0.22)    (0.22)
 Distributions from net
 realized gain on
 investments                  (0.92)     (0.33)      (0.94)    (0.20)     (0.12)
(0.23)     (0.26)    (0.08)     (0.41)    (0.21)
 Total distributions          (1.03)     (0.36)      (1.12)    (0.39)     (0.31)
(0.46)     (0.45)    (0.33)       (63)    (0.43)
 Net asset value, end
  of period                  $20.08   $  16.17     $ 14.60   $ 11.47    $ 11.90   $
10.97    $ 10.28   $  8.43    $  9.16   $  8.34
Total return(c)               32.10%     13.36%      37.17%    (0.30%)    11.31%
11.38%     27.42%    (4.43%)    17.58%    13.97%
Ratios to average
 net assets
 Expenses                      1.23%    1.23%*        1.08%     1.15%
1.15%     1.11%      1.12%     1.07%      1.13%     1.08%
 Net investment income         0.85%    0.31%*        1.29%     1.63%
1.59%     2.13%      1.97%   2.76%*       2.45%     2.61%
 Expense waiver/
 reimbursement(d)              0.07%    0.27%*        0.15%       --
--        --         --        --         --        --
Supplemental data
 Net assets, end of
 period (000 omitted)       $148,175   $108,804     $98,200   $81,377    $88,949
$91,551    $90,503   $79,114    $95,422   $89,228
 Average commission
 rate paid(e)               $ 0.0515   $ 0.0012          --        --
--        --         --        --         --        --
Portfolio turnover                85%        79%         81%       23%
26%       47%        54%       61%        41%      36%

   * Computed on an annualized basis.
  ** All prior year amounts have been restated for a 6-for-1 stock split effective as of October 29, 1997.
 (a) Amounts presented prior to January 1, 1996 represent results of operations for Federated Exchange Fund, Ltd.
 (b) Reflects operations for the period from January 1, 1996 (start of business) to October 31, 1996.
 (c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
 (d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
 (e) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 1997, which can be obtained free of charge.


                      FINANCIAL HIGHLIGHTS--CLASS B SHARES


(For a share outstanding throughout each period)**.

The following table has been audited by Ernst & Young LLP, the Fund's independent auditors. Their report dated December 12, 1997, on the Fund's financial statements for the year ended October 31, 1997, and on the following table for the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.

                                                            Year Ended     Period
Ended
                                                           October 31,     October
31,
                                                               1997          1996(a)
Net asset value, beginning of period                           $ 16.12      $
14.70
Income from investment operations
 Net investment income                                            0.12 (0.04)(b)
 Net realized and unrealized gain (loss) on investments           3.95
1.80
 Total from investment operations                                 4.07
1.76
Less distributions
 Distributions from net investment income                           --
(0.01)
 Distributions from net realized gain on investments             (0.15)
(0.33)
 Total distributions                                             (0.15)
(0.34)
 Net asset value, end of period                                $ 20.04      $
16.12
Total return(c)                                                  31.65%
12.00%
Ratios to average net assets
 Expenses                                                         1.98%
1.98%*
 Net investment income                                            0.07%
(0.36%)*
 Expense waiver/reimbursement(d)                                  0.06%
0.27%*
Supplemental data
 Net assets, end of period (000 omitted)                       $21,636      $
6,369
 Average commission rate paid(e)                               $0.0515      $
0.0012
 Portfolio turnover                                                 85%
79%

   * Computed on an annualized basis.
  ** All prior year amounts have been restated for a 6-for-1 stock split effective as of October 29, 1997.
 (a) Reflects operations for the period from January 4, 1996 (date of initial public offering) to October 31, 1996.
 (b) Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.
 (c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
 (d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
 (e) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 1997, which can be obtained free of charge.



                      FINANCIAL HIGHLIGHTS--CLASS C SHARES


(For a share outstanding throughout each period)**


The following table has been audited by Ernst & Young LLP, the Fund's independent auditors. Their report dated December 12, 1997, on the Fund's financial statements for the year ended October 31, 1997, and on the following table for the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.

                                                            Year Ended     Period
Ended
                                                           October 31,     October
31,
                                                               1997          1996(a)
Net asset value, beginning of period                           $ 16.13      $
14.70
Income from investment operations
 Net investment income                                            0.13    (0.04)(b)
 Net realized and unrealized gain (loss) on investments           3.84
1.81
Total from investment operations                                  3.97
1.77
Less distributions
 Distributions from net investment income                           --
(0.01)
 Distributions from net realized gain on investments             (0.15)
(0.33)
 Total distributions                                             (0.15)
(0.34)
Net asset value, end of period                                 $ 19.95      $
16.13
Total return(c)                                                  30.90%
12.05%
Ratios to average net assets
 Expenses                                                         1.98%
1.98%*
 Net investment income                                            0.08%
(0.37%)*
 Expense waiver/reimbursement(d)                                  0.06%
0.27%*
Supplemental data
 Net assets, end of period (000 omitted)                       $ 2,614      $
710
 Average commission rate paid(e)                               $0.0515      $
0.0012
 Portfolio turnover                                                 85%
79%

  *  Computed on an annualized basis.
 ** All prior year amounts have been restated for a 6-for-1 stock split effective as of October 29, 1997.
 (a) Reflects operations for the period from January 4, 1996 (date of initial public offering) to October 31, 1996.
 (b) Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.
 (c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
 (d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
 (e) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 1997, which can be obtained free of charge.


                              GENERAL INFORMATION

The Fund was established under the laws of the Commonwealth of Massachusetts on April 17, 1984. Class A Shares, Class B Shares and Class C Shares of the Fund ("Shares") are designed for individuals as a convenient means of accumulating an interest in a professionally managed, diversified portfolio of equity securities.

The Fund's current net asset value and offering price may be found in the mutual funds section of local newspapers under "Federated" and the appropriate class designation listing.

Calling the Fund Call the Fund at 1-800-341-7400.



                             INVESTMENT INFORMATION

Investment Objective

The investment objective of the Fund is to provide capital appreciation. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

Investment Policies

The investment policies described below may be changed by the Board of Trustees (the "Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

Acceptable Investments

The Fund attempts to achieve its objectives by investing at least 65% of its assets in equity securities. Equity securities include common stocks, preferred stocks, and securities (including debt securities) that are convertible into common stocks. The portion of the Fund's total assets invested in common stocks, preferred stocks, and convertible securities will vary according to the Fund's assessment of market and economic conditions and outlook.

The Fund's stock selection emphasizes those common stocks in each industry sector that offer significant potential for capital appreciation based upon factors such as price/cash flow, price/book value, and projected earnings growth. The Fund may also invest in the securities of companies involved in mergers or restructuring, and may invest up to 20% of its total assets in foreign securities.

Common Stock

As described above, the Fund invests primarily in equity securities. As with other mutual funds that invest primarily in equity securities, the Fund is subject to market risks. That is, the possibility exists that common stocks will decline over short or even extended periods of time, and the United States equity market tends to be cyclical, experiencing both periods when stock prices generally increase and periods when stock prices generally decrease. However, since the Fund invests in growth-oriented equity securities, there are some additional risk factors associated with investment in the Fund. Growth-oriented stocks may include issuers with smaller capitalization. Small and medium capitalization stocks have historically been more volatile in price than larger capitalization stocks, such as those included in the Standard & Poor's 500 Index. This is because, among other things, smaller companies have a lower degree of liquidity in the equity market and tend to have a greater sensitivity to changing economic conditions. That is, the stock of small and medium capitalization companies may decline in price as the price of large company stocks rise, or vice versa. Therefore, investors should expect that the Fund will be more volatile than, and may fluctuate independently of, broad market indices such as the Standard & Poor's 500 Index.

Corporate Securities

The Fund may invest in preferred stocks, convertible securities, notes or debentures rated investment grade, i.e., Baa or better by Moody's Investors Service, Inc. ("Moody's"), or BBB or better by Standard & Poor's Ratings Services ("S&P") or Fitch Investors Service, L.P. ("Fitch") (or, if unrated, are deemed to be of comparable quality by Federated Management, the Fund's investment adviser (the "Adviser"), and warrants of these companies. Corporate fixed income securities are subject to market and credit risks. In addition, the prices of fixed income securities fluctuate inversely to the direction of interest rates. It should be noted that securities receiving the lowest investment grade rating are considered to have some speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated securities. In the event that a security which had an eligible rating when purchased is downgraded below Baa or BBB, the Adviser will promptly reassess whether continued holding of the security is consistent with the Fund's objective.


Convertible Securities

The Fund may invest up to, but not including, 35% of the value of its total assets in convertible securities that are not investment grade bonds or are not rated but are determined by the Adviser to be of comparable quality. Convertible securities are fixed-income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Accordingly, the Fund considers convertible securities to be equity securities. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for different investment objectives. The Fund invests in convertible securities irrespective of their ratings. Therefore, the convertible securities in which the Fund invests may be rated below investment grade and considered speculative. Convertible bonds and convertible preferred stocks are fixed-income securities that generally retain the investment characteristics of fixed-income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed-income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and, therefore, have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar nonconvertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality. In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed-income security) or its "conversion value" (i.e. its value upon conversion into its underlying common stock). As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the Adviser's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objectives. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for the Fund, the Adviser evaluates the investment characteristics of the convertible security as a fixed-income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Synthetic Convertibles

A "synthetic convertible" is created by combining distinct securities that possess the two principal characteristics of a true convertible: a fixed-income component and a convertibility component. This combination is achieved by investing in nonconvertible fixed-income securities (nonconvertible bonds, preferred stocks, and money market instruments) and in warrants or call options traded on U. S. of foreign exchanges or in the over-the-counter markets granting the holder the right to purchase a specified quantity of securities within a specified period of time at a specified price or to receive cash in the case of stock index options.

Synthetic convertibles differ from true convertible securities in several respects. Unlike a true convertible, which is a single security having a unitary market value, a synthetic convertible is comprised of two distinct securities, each with its own market value. Therefore, the "market value" of a synthetic convertible is the sum of the values of its fixed-income component and its separate convertibility component. For this reason, the values of a synthetic convertible and a true convertible security will respond differently to market fluctuations.


A synthetic convertible may be more flexible than a convertible security. For example, a synthetic convertible may offer different issuers in the fixed-income component than are offered in the stock underlying the convertibility component. A synthetic convertible allows the Adviser to combine components representing distinct issuers, or to combine a fixed-income security with a call option on a stock index, when it determines that such a combination would better promote the Fund's investment objective and diversification. A synthetic convertible may also offer flexibility in that its two components may be purchased separately. For example, the Adviser may purchase a listed call option for inclusion in a synthetic convertible, but temporarily hold short-term investments while postponing purchase of a corresponding bond pending development of more favorable market conditions.

A holder of a synthetic convertible faces the risk that the price of the stock, or the level of the market index underlying the convertibility component, will decline, causing a decline in the value of the call option or warrant. Should the price of the stock or the level of the index fall below the exercise period, the entire amount paid for the call option or warrant would be lost. Since a synthetic convertible includes a fixed-income component, the holder of a synthetic convertible also faces the risk that interest rates will rise, causing a decline in the value of the fixed-income instrument. Finally, a synthetic convertible can be expected to have greater transaction costs than a true convertible security.

A combination of convertible securities and synthetic convertibles may offer certain advantages over an investment policy that allows for only one of these investment vehicles. Since convertible securities and synthetic convertibles may respond differently to varying market conditions, the ability to invest in both types of securities should afford greater flexibility in managing the Fund's portfolio.

Zero Coupon Convertible Securities

Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity. Zero coupon convertible securities are convertible into a specific number of shares of the issuer's common stock. In addition, zero coupon convertible securities usually have put features that provide the holder with the opportunity to sell the bonds back to the issuer at a stated price before maturity. Generally, the prices of zero coupon convertible securities may be more sensitive to market interest rate fluctuations than conventional convertible securities.

Federal income tax law requires the holder of a zero coupon convertible security to recognize income from the security prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability of federal income taxes, the Fund will be required to distribute income accrued from zero coupon convertible securities which it owns, and may have to sell portfolio securities (perhaps at disadvantageous times) in order to generate cash to satisfy these distribution requirements.

Risk Factors Relating to Investing in High Yield Securities

The convertible, synthetic, and zero convertible securities in which the Fund invests are usually not in the three highest rating categories of a nationally recognized statistical rating organization (AAA, AA, or A for S&P or Fitch and Aaa, Aa, or A for Moody's), but are in the lower rating categories or are unrated, but are of comparable quality and have speculative characteristics or are speculative Lower-rated bonds or unrated bonds are commonly referred to as "junk bonds." There is no minimal acceptable rating for a security to be purchased or held in the Fund's portfolio, and the Fund may, from time to time, purchase or hold convertible and synthetic securities rated in the lowest rating category. A description of the rating categories is contained in the Appendix to the prospectus.

Debt obligations that are not determined to be investment grade are high-yield, high-risk bonds, typically subject to greater market fluctuations and greater risk of loss of income and principal due to an issuer's default. To a greater extent than investment-grade bonds, lower-rated bonds tend to reflect short-term corporate, economic, and market developments, as well as investor perceptions of the issuer's credit quality.

In addition, lower-rated bonds may be more difficult to dispose of or to value than higher-rated, lower yielding bonds.

The Adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer as well as by monitoring broad economic trends and corporate and legislative developments.



Foreign Securities

The Fund reserves the right to invest up to 20% of its assets in foreign debt and equity securities. These securities may be either dollar-denominated or denominated in foreign currencies. Investments in foreign securities, particularly those of non-governmental issuers, involve considerations which are not ordinarily associated with investments in domestic issuers. These considerations include the possibility of expropriation, confiscatory taxation, currency fluctuations, the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign securities markets, the impact of political, social, or diplomatic developments, and the difficulty of assessing economic trends in foreign countries. It may also be more difficult to enforce contractual obligations abroad than would be the case in the United States because of differences in the legal systems. Transaction costs in foreign securities may be higher. The Adviser will consider these and other factors before investing in foreign securities and will not make such investments unless, in its opinion, such investments will meet the Fund's standards and objectives.

Foreign Currency Transactions

The Fund may enter into foreign currency transactions to obtain the necessary currencies to settle securities transactions. Currency transactions may be conducted either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts.

The Fund may also enter into foreign currency transactions to protect Fund assets against adverse changes in foreign currency exchange rates or exchange control regulations. Such changes could unfavorably affect the value of Fund assets which are denominated in foreign currencies, such as foreign securities or funds deposited in foreign banks, as measured in U.S. dollars. Although foreign currency exchanges may be used by the Fund to protect against a decline in the value of one or more currencies, such efforts may also limit any potential gain that might result from a relative increase in the value of such currencies and might, in certain cases, result in losses to the Fund.

Currency Risks

To the extent that debt securities purchased by the Fund are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value; the value of interest earned; gains and losses realized on the sale of securities; and net investment income and capital gain, if any, to be distributed to shareholders by the Fund. If the value of a foreign currency rises against the U.S.dollar, the value of the Fund's assets denominated in that currency will increase; correspondingly, if the value of a foreign currency declines against the U.S. dollar, the value of the Fund's assets denominated in that currency will decrease.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract ("forward contract") is an obligation to purchase or sell an amount of a particular currency at a specific price and on a future date agreed upon by the parties. Generally no commission charges or deposits are involved. At the time the Fund enters into a forward contract, Fund assets with a value equal to the Fund's obligation under the forward contract are segregated and are maintained until the contract has been settled. The Fund will not enter into a forward contract with a term of more than one year.

The Fund will generally enter into a forward contract to provide the proper currency to settle a securities transaction at the time the transaction occurs ("trade date"). The period between trade date and settlement date will vary between 24 hours and 30 days, depending upon local custom.

The Fund may also protect against the decline of a particular foreign currency by entering into a forward contract to sell an amount of that currency approximating the value of all or a portion of the Fund's assets denominated in that currency ("hedging"). The success of this type of short-term hedging strategy is highly uncertain due to the difficulties of predicting short-term currency market movements and of precisely matching forward contract amounts and the constantly changing value of the securities involved. Although the Adviser will consider the likelihood of changes in currency values when making investment decisions, the Adviser believes that it is important to be able to enter into forward contracts when it believes the interests of the Fund will be served. The Fund will not enter into forward contracts for hedging purposes in a particular currency in an amount in excess of the Fund's assets denominated in that currency. The Fund will not invest more than 20% of its total assets in forward foreign currency exchange contracts.



Put and Call Options

The Fund may purchase put options on its portfolio securities. These options will be used as a hedge to attempt to protect securities which the Fund holds against decreases in value. The Fund may also write call options on all or any portion of its portfolio to generate income for the Fund. The Fund will write call options on securities either held in its portfolio or for which it has the right to obtain without payment of further consideration or for which it has segregated cash in the amount of any additional consideration.

The Fund may generally purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options since options on the portfolio securities held by the Fund are not traded on an exchange. The Fund purchases and writes options only with investment dealers and other financial institutions (such as commercial banks or savings associations) deemed creditworthy by the Adviser.

Over-the-counter options are two party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not. The Fund will not buy call options or write put options without further notification to shareholders.

Financial Futures and Options on Futures

The Fund may purchase and sell financial futures contracts to hedge all or a portion of its portfolio against changes in interest rates. Financial futures contracts call for the delivery of particular financial instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.

The Fund may also write call options and purchase put options on financial futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value. When the Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.

Stock index futures contracts are based in indices that reflect the market value of common stock of the firms included in the indices. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.

The Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets. When the Fund purchases futures contracts, an amount of cash and U.S. Treasury securities, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged.

Risks
When the Fund uses financial futures and options on financial futures as hedging devices, much depends on the ability of the Adviser to predict market conditions based upon certain economic analysis and factors. There is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Adviser could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contract or option.

It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.



Restricted and Illiquid Securities

The Fund may invest in restricted securities. This restriction is not applicable to commercial paper issued under Section 4(2) of the Securities Act of 1933, as amended. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objectives and policies but which are subject to restriction on resale under federal securities law. The Fund will limit investments in illiquid securities, including certain restricted securities determined by the Trustees not to be liquid, non-negotiable time deposits and repurchase agreements providing for settlement in more than seven
days after notice, to15% of its net assets.      The Fund may invest in
commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended. Section 4(2) commercial paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity.

Temporary Investments

The Fund may also invest temporarily, in amounts of 35% or less of the Fund's assets, in cash and cash items during times of unusual market conditions to maintain liquidity. Cash items may include the following short-term obligations:

 . commercial paper and Europaper (dollar denominated commercial paper issued outside the United States);

 . instruments of domestic and foreign banks and savings associations (such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances);

 . obligations of the U.S. government or its agencies or instrumentalities;

 .  repurchase agreements; and

 .  other short-term instruments.

Repurchase Agreements

Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price.

When-Issued and Delayed Delivery Transactions

The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. The Fund may dispose of a commitment prior to settlement, if the Adviser deems it appropriate to do so. In addition, the Fund may enter in transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments. Investing in Securities of Other Investment Companies the Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.

Investing in Securities of Other Investment Companies

As a matter of non-fundamental investment policy, the Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.

Lending of Portfolio Securities

In order to generate additional income, the Fund may lend portfolio securities, on a short-term or a long-term basis, up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned.

There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

Derivative Contracts and Securities

The term "derivative" has traditionally been applied to certain contract (including future, forward, option, and swap contracts) that "derive" their value from changes in the value of an underlying security, currency, commodity, or index. Certain types of securities that incorporate the performance characteristics of these contracts are also referred to as "derivatives." The term has also been applied to securities "derived" from the cash flows from underlying securities, mortgages or other obligations.

Derivative contracts and securities can be used to reduce or increase the volatility of an investment portfolio's total performance. While the response of certain derivative contracts and securities to market changes may differ from traditional investments, such as stock and bonds, derivatives do not necessarily present greater market risks than traditional investments. The Fund will only use derivative contracts for the purposes disclosed in the applicable prospectus sections above. To the extent that the Fund invests in securities that could be characterized as derivatives, it will only do so in a manner consistent with its investment objectives, policies, and limitations.

Portfolio Turnover

Securities in the Fund's portfolio will be sold whenever the Adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The Adviser to the Fund does not anticipate that portfolio turnover will result in adverse tax consequences. Any such trading will increase the Fund's portfolio turnover rate and transaction costs.

Investment Limitations
The Fund will not:

 . borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except that the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings;

 . sell securities short except, under strict limitations, it may maintain open short positions so long as not more than 10% of the value of its net assets is held as collateral for those positions;

 . lend any of its assets except portfolio securities up to one-third of the value of its total assets;

 . underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933, as amended, in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment objectives, policies, and limitations;

 . with respect to 75% of its total assets, invest more than 5% of the value of its total assets in securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, and repurchase agreements collateralized by such securities); or

 .  acquire more than 10% of any class of voting securities of any one issuer.

For these purposes, the Fund takes all common stock and all preferred stock of an issuer each as a single class, regardless of priorities, series,
designations, or other differences.     The above investment limitations cannot
be changed without shareholder approval.

                                NET ASSET VALUE


The Fund's net asset value ("NAV") per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

All purchases, redemptions and exchanges are processed at the NAV next determined after the request in proper form is received by the Fund. The NAV is determined as of the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) every day the New York Stock Exchange is open.



This prospectus offers three classes of Shares each with the characteristics described below.

                                              Class A              Class
B               Class C
Minimum and
Subsequent
Investment Amounts                          $500/$100
$1500/$100            $1500/$100
Minimum and
Subsequent
Investment Amount
for Retirement Plans                        $      50           $
50            $       50
Maximum Sales Charge                             5.50%*
None                  None
Maximum Contingent
Deferred Sales
Charge**                                      None
5.50%                1.00%#
Conversion Feature                              No
Yes                   No

* Class A Shares are sold at NAV, plus a sales charge as follows:


                                                                  Sales
Charge
                                                                 as a
Percentage                                 Concession as

Public                             Net                     a Percentage of

Offering                           Amount                   Public Offering
   Amount of Transaction                           Price
Invested                       Price
 Less than $50,000
5.50%                             5.82%                          5.00%
 $50,000 but
less
 than $100,000
4.50%                             4.71%                          4.00%
 $100,000 but
less
 than $250,000
3.75%                             3.90%                          3.25%
 $250,000 but
less
 than $500,000
2.50%                             2.56%                          2.25%
 $500,000 but
less
 than $1 million
2.00%                             2.04%                          1.80%
 $1 million or greater
0.00%                             0.00%                          0.25%


** Computed on the lesser of the NAV of the redeemed Shares at the time of purchase or the NAV of the redeemed Shares at the time of redemption.

 The following contingent deferred sales charge schedule applies to Class B
 Shares:


 Year of Redemption  Contingent Deferred
 After Purchase          Sales Charge
-------------------  -------------------
 First                      5.50%
 Second                     4.75%
 Third                      4.00%
 Fourth                     3.00%
 Fifth                      2.00%
 Sixth                      1.00%
 Seventh and thereafter     0.00%


 Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase. See "Conversion of Class B Shares." The contingent deferred sales charge is assessed on Shares redeemed within one year of their purchase date

                               PURCHASING SHARES

Shares of the Fund are sold on days on which the New York Stock Exchange is open. Shares of the Fund may be purchased as described below, either through a financial intermediary (such as a bank or broker/dealer) or by sending a wire or check directly to the Fund. Financial intermediaries may impose different minimum investment requirements on their customers. An account must be established with a financial intermediary or by completing, signing, and returning the new account form available from the Fund before Shares can be purchased. Shareholders in certain other funds advised and distributed by affiliates of Federated Investors ("Federated Funds") may exchange their Shares for Shares of the corresponding class of the Fund. The Fund reserves the right to reject any purchase or exchange request.

In connection with any sale, Federated Securities Corp. may, from time to time, offer certain items of nominal value to any shareholder or investor.

Purchasing Shares Through a Financial Intermediary

Orders placed through a financial intermediary are considered received when the Fund is notified of the purchase order or when payment is converted into federal funds. Purchase orders through a broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial intermediaries must be received by the financial intermediary and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial intermediary's responsibility to transmit orders promptly. Financial intermediaries may charge fees for their services.

The financial intermediary which maintains investor accounts in Class B Shares or Class C Shares with the Fund must do so on a fully disclosed basis unless it accounts for share ownership periods used in calculating the contingent deferred sales charge (see "Contingent Deferred Sales Charge"). In addition, advance payments made to financial intermediaries may be subject to reclaim by the distributor for accounts transferred to financial intermediaries which do not maintain investor accounts on a fully disclosed basis and do not account for share ownership periods.

Purchasing Shares by Wire

Shares may be purchased by Federal Reserve wire by calling the Fund. All information needed will be taken over the telephone, and the order is considered received when State Street Bank receives payment by wire. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA 02266-8600; Attention; EDGEWIRE; For Credit to: (Fund Name) (Fund Class); (Fund Number--this number can be found on the account statement or by contacting the Fund); Account Number; Trade Date and "Order Number; Group Number or Dealer Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted.

Purchasing Shares by Check

Shares may be purchased by mailing a check made payable to the name of the Fund (designate class of Shares and account number) to: Federated Shareholder Services Company, P.O.Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received).

Systematic Investment Program

Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in the Fund. Shareholders should contact their financial intermediary or the Fund to participate in this program.

Retirement Plans
Fund Shares can be purchased as an investment for retirement plans or Individual Retirement Accounts ("IRA"). For further details, contact the Fund and consult a tax adviser.



Class A Shares
Class A Shares are sold at NAV, plus a sales charge. However:

No sales charge is imposed for Class A Shares purchased:

 . through financial intermediaries that do not receive sales charge dealer concessions;

 . by Federated Life Members who maintain a $500 minimum balance in at least one of the Federated Funds; or

 . through "wrap accounts" or similar programs under which clients pay a fee for services.

In addition, the sales charge can be reduced or eliminated by:

 . purchasing in quantity and accumulating purchases at the levels in the table under "Investing in the Fund";

 .  combining concurrent purchases of two or more funds;

 . signing a letter of intent to purchase a specific quantity of shares within 13 months; or

 .  using the reinvestment privilege.

Consult a financial intermediary or Federated Securities Corp. for details on these programs. In order to eliminate the sales charge or receive sales charge reductions, Federated Securities Corp. must be notified by the shareholder in writing or by a financial intermediary at the time of purchase.

Dealer Concession

For sales of Class A Shares, a dealer will normally receive up to 90% of the applicable sales charge. Any portion of the sales charge which is not paid to a dealer will be retained by the distributor. However, the distributor may offer to pay dealers up to 100% of the sales charge retained by it. Such payments may take the form of cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. In some instances, these incentives will be made available only to dealers whose employees have sold or may sell a significant amount of Shares. On purchases of $1 million or more, the investor pays no sales charge; however, the distributor will make twelve monthly payments to the dealer totaling 0.25% of the public offering price over the first year following the purchase. Such payments are based on the original purchase price of Shares outstanding at each month end. The sales charge for Shares sold other than through registered broker/dealers will be retained by Federated Securities Corp.

Federated Securities Corp. may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the establishment of customer accounts and purchases of Shares.

Class B Shares

Class B Shares are sold at NAV. Under certain circumstances, a contingent deferred sales charge will be assessed at the time of a redemption. Orders for $250,000 or more of Class B Shares will automatically be invested in Class A Shares.

Conversion of Class B Shares

Class B Shares will automatically convert into Class A Shares after eight full years from the purchase date. Such conversion will be on the basis of the relative NAVs per Share, without the imposition of any charges. Class B Shares acquired by exchange from Class B Shares of another Federated Fund will convert into Class A Shares based on the time of the initial purchase.

Class C Shares
Class C Shares are sold at NAV. A contingent deferred sales charge of 1.00% will be charged on assets redeemed within the first full 12 months following purchase.

                        REDEEMING AND EXCHANGING SHARES


Shares of the Fund may be redeemed for cash or exchanged for Shares of the same class of other Federated Funds on days on which the Fund computes its NAV. Shares are redeemed at NAV less any applicable contingent deferred sales charge. Exchanges are made at NAV. Shareholders who desire to automatically exchange Shares, of a like class, in a pre-determined amount on a monthly, quarterly, or annual basis may take advantage of a systematic exchange privilege. Information on this privilege is available from the Fund or your financial intermediary. Depending upon the circumstances, a capital gain or loss may be realized when Shares are redeemed or exchanged.

Redeeming or Exchanging Shares Through a Financial Intermediary

Shares of the Fund may be redeemed or exchanged by contacting your financial intermediary before 4:00 p.m. (Eastern time). In order for these transactions to be processed at that day's NAV, financial intermediaries (other than broker/dealers) must transmit the request to the Fund before 4:00 p.m. (Eastern time), while broker/dealers must transmit the request to the Fund before 5:00 p.m. (Eastern time). The financial intermediary is responsible for promptly submitting transaction requests and providing proper written instructions. Customary fees and commissions may be charged by the financial intermediary for this service. Appropriate authorization forms for these transactions must be on file with the Fund.

Redeeming or Exchanging Shares by Telephone

Shares acquired directly from the Fund may be redeemed in any amount, or exchanged, by calling 1-800-341-7400. Appropriate authorization forms for these transactions must be on file with the Fund. Shares held in certificate form must first be returned to the Fund as described in the instructions under "Redeeming or Exchanging Shares by Mail." Redemption proceeds will either be mailed in the form of a check to the shareholder's address of record or wire-transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. The minimum amount for a wire transfer is $1,000. Proceeds from redeemed Shares purchased by check or through ACH will not be wired until that method of payment has cleared.

Telephone instructions will be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming or Exchanging Shares By Mail" should be considered. The telephone transaction privilege may be modified or terminated at any time. Shareholders would be promptly notified.

Redeeming or Exchanging Shares by Mail

Shares may be redeemed in any amount, or exchanged, by mailing a written request to: Federated Shareholder Services Company, Fund Name, Fund Class, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they must accompany the written request. It is recommended that certificates be sent unendorsed by registered or certified mail.

All written requests should state: Fund Name and the Share Class name; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount of the transaction. An exchange request should also state the name of the Fund into which the exchange is to be made. All owners of the account must sign the request exactly as the Shares are registered. A check for redemption proceeds is normally mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption or exchange request is processed.


Requirements for Redemption

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record, must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

Requirements for Exchange

Shareholders must exchange Shares having an NAV equal to the minimum investment requirements of the fund into which the exchange is being made. Contact your financial intermediary directly or the Fund for free information on and prospectuses for the Federated Funds into which your Shares may be exchanged. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.

Upon receipt of proper instructions and required supporting documents, Shares submitted for exchange are redeemed and proceeds invested in the same class of shares of the other fund. Signature guarantees will be required to exchange between fund accounts not having identical shareholder registrations. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.

Systematic Withdrawal Program

Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000, other than retirement accounts subject to required minimum distributions. A shareholder may apply for participation in this program through his financial intermediary or by calling the Fund.

Because participation in this program may reduce, and eventually deplete the shareholder's investment in the Fund, payments under this program should not be considered as yield or income. It is not advisable for shareholders to continue to purchase Class A Shares subject to a sales charge while participating in this program. A contingent deferred sales charge may be imposed on Class B and C Shares.

Contingent Deferred Sales Charge

The contingent deferred sales charge will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the distributor. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. The contingent deferred sales charge will not be imposed with respect to Shares acquired through the reinvestment of dividends or distributions of long-term capital gains. In determining the applicability of the contingent deferred sales charge, the required holding period for your new Shares received through an exchange will include the period for which your original Shares were held.

 Eliminating the Contingent Deferred Sales Charge
 Upon written notification to Federated Securities Corp. or the transfer agent, no contingent deferred sales charge will be imposed on redemptions:

  . following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;
  . representing minimum required distributions from an IRA or other retirement plan to a shareholder who has attained the age of 70 1/2;
  . which are involuntary redemptions of shareholder accounts that do not comply with the minimum balance requirements;
  . which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program;
  .  which are reinvested in the Fund under the reinvestment privilege;

  . of Shares held by Trustees, employees and sales representatives of the Fund, the distributor, or affiliates of the Fund or distributor, employees of any financial intermediary that sells Shares of the Fund pursuant to a sales agreement with the distributor, and their immediate family members to the extent that no payments were advanced for purchases made by these persons; and



  . of Shares originally purchased through a bank trust department, an investment adviser registered under the Investment Advisers Act of 1940 or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or any other financial intermediary, to the extent that no payments were advanced for purchases made through such entities.

For more information regarding the elimination of the contingent deferred sales charge through a Systematic Withdrawal Program, or any of the above provisions, contact your financial intermediary or the Fund. The Fund reserves the right to discontinue or modify these provisions. Shareholders will be notified of such action.

                         ACCOUNT AND SHARE INFORMATION


Confirmations and Account Statements

Shareholders will receive detailed confirmations of transactions (except for systematic program transactions). In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.

Dividends and Distributions

Dividends are declared and paid quarterly to all shareholders invested in the Fund on the record date. Net long-term capital gains realized by the Fund, if any, will be distributed at least once every twelve months. Dividends and distributions are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date without a sales charge, unless shareholders request cash payments on the new account form or by contacting the transfer agent.

Accounts with Low Balances

Due to the high cost of maintaining accounts with low balances, the Fund may close an account by redeeming all Shares and paying the proceeds to the shareholder if the account balance falls below the applicable minimum investment amount. Retirement plan accounts and accounts where the balance falls below the minimum due to NAV changes will not be closed in this manner. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

                               TRUST INFORMATION

Management of the Trust
Board of Trustees

The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

Investment Adviser


Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

Advisory Fees


The Adviser receives an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses. The Adviser can terminate this voluntary waiver at any time in its sole discretion.


Adviser's Background


Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.



Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.


Arthur J. Barry has been the Fund's portfolio manager since March 1997. Mr. Barry joined Federated Investors in 1994 as an Investment Analyst for the Fund's investment adviser. From 1990 to 1992, Mr. Barry served as a Financial Service Specialist for AT&T - Bell Laboratories. Mr. Barry is a Chartered Financial Analyst and attended Carnegie Mellon University where he earned his M.S.I.A. with a concentration in finance and accounting.

James E. Grefenstette has been the Fund's portfolio manager since November 1997. Mr. Grefenstette joined Federated Investors in 1992 and has been a Vice President of the Fund's investment adviser since 1996. From 1994 until 1996, Mr.Grefenstette acted as an Assistant Vice President of the Fund's investment adviser, and served as an Investment Analyst of the investment advisor from 1992 to 1994. Mr. Grefenstette was a credit analyst at Westinghouse Credit Corp. from 1990 until 1992. Mr. Grefenstette is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University.


J. Thomas Madden has been the Fund's portfolio manager since the Fund's inception date. Mr. Madden joined Federated Investors in 1977, and has been an Executive Vice President of the Fund's investment adviser since 1994. Mr. Madden served as a Senior Vice President of the Fund's investment adviser from 1989 to 1993. Mr. Madden is a Chartered Financial Analyst and received his M.B.A. with a concentration in Finance from the University of Virginia.

Both the Trust and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees" own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Board of Trustees, and could result in severe penalties.

Distribution of Shares


Federated Securities Corp. is the principal distributor for Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

The distributor will pay dealers an amount equal to 5.50% of the NAV of Class B Shares purchased by their clients or customers. These payments will be made directly by the distributor from its assets, and will not be made from the assets of the Fund. Dealers may voluntarily waive receipt of all or any portion of these payments. The distributor may pay a portion of the distribution fee discussed below to financial institutions that waive all or any portion of the advance payments.

The distributor may offer to pay financial institutions an amount equal to 1% of the NAV of Class C Shares purchased by their clients or customers at the time of purchase. These payments will be made directly by the distributor from its assets, and will not be made from assets of the Fund. Financial institutions may elect to waive the initial payment described above; such waiver will result in the waiver by the Fund of the otherwise applicable contingent deferred sales charge.


Distribution Plan and Shareholder Services


Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), the distributor may be paid a fee in an amount computed at an annual rate of up to 0.25% for Class A Shares and up to 0.75% for Class B Shares and Class C Shares of the average daily net assets of each class of Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan. The Fund does not currently make payments to the distributor or charge a fee under the Distribution Plan for Class A Shares, and shareholders of Class A Shares will be notified if the Fund intends to charge a fee under the Distribution Plan. For Class A Shares and Class C Shares, the distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers. With respect to Class B Shares, because distribution fees to be paid by the Fund to the distributor may not exceed an annual rate of 0.75% of each class of Shares' average daily net assets, it will take the distributor a number of years to recoup the expenses it has incurred for its sales services and distribution-related services pursuant to the Distribution Plan.


The Distribution Plan is a compensation type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying, or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by Shares under the Distribution Plan.

The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments of up to 0.25% of the average daily NAV of Class A Shares, Class B Shares, and Class C Shares to obtain certain personal services for shareholders and for the maintenance of shareholder accounts ('shareholder services"). Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.


Supplemental Payments to Financial Institutions


Federated Securities Corp. will pay financial institutions, at the time of purchase, an amount equal to 0.50% of the NAV of Shares purchased by their clients or customers under certain qualified retirement plans as approved by Federated Securities Corp. (Such payments are subject to a reclaim from the financial institution should the assets leave the program within 12months after purchase.)


Furthermore, in addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's Adviser or its affiliates.

Administration of the Fund
Administrative Services

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all Federated Funds as specified below:

Maximum         Average Aggregate
  Fee           Daily Net Assets
-------   -----------------------------------
 0.150%      on the first $250 million
 0.125%      on the next $250 million
 0.100%      on the next $250 million
 0.075%   on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

                             BROKERAGE TRANSACTIONS


When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by Federated Securities Corp. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.
                            SHAREHOLDER INFORMATION


Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of each portfolio or class in the Fund have equal voting rights, except that in matters affecting only a particular portfolio or class, only Shares of that portfolio or class are entitled to vote.

Trustees may be removed by the Trustees or shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Fund's outstanding Shares of all series entitled to vote.

                                TAX INFORMATION

Federal Income Tax

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.


Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional Shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the Shares. No federal income tax is due on any dividends earned in an IRA or qualified retirement plan until distributed.


State and Local Taxes

In the opinion of Houston, Donnelly & Meck, counsel to the Trust, Trust shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Trust would be subject to such taxes if owned directly by residents of those jurisdictions.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

                            PERFORMANCE INFORMATION


From time to time, the Fund advertises its total return and yield for each class of Shares.

Total return represents the change, over a specific period of time, in the value of an investment in each class of Shares after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of each class of Shares is calculated by dividing the net investment income per share (as defined by the SEC) earned by each class of Shares over a thirty-day period by the maximum offering price per share of each class on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by each class of Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The performance information reflects the effect of non-recurring charges, such as the maximum sales charge or contingent deferred sales charges, which, if excluded, would increase the total return and yield.

Total return and yield will be calculated separately for Class A Shares, Class B Shares, and Class C Shares. Expense differences among Class A Shares, Class B Shares, and Class C Shares may affect the performance of each class.

From time to time, advertisements for Class A Shares, Class B Shares, and Class C Shares of the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the performance of Class A Shares, Class B Shares, and Class C Shares to certain indices.

                                   APPENDIX

Description of Bond Ratings

A rating by a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer.

Consequently, the Adviser believes that the quality of fixed income securities in which the Fund invests should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell, or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable. Ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

Standard and Poor's Ratings Services Corporate Bond Ratings AAA--Debt rated "AAA" has the highest rating assigned by Standard & Poor's Ratings Services. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB--Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

B--Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

CCC--Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

CC--The rating "CC" typically is applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" debt rating.

C--The rating "C" typically is applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI--The rating "CI" is reserved for income bonds on which no interest is being paid.

D--Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody's Investors Service, Inc., Corporate Bond Ratings

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Of ten the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Fitch Investors Service, L.P., Long-Term Debt Ratings


AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D--Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

                                                 [LOGO] FEDERATED INVESTORS

Federated Capital                                Federated Capital
Appreciation Fund                                Appreciation Fund

Federated Investors Funds                        (A Portfolio of Federated
5800 Corporate Drive                             Equity Funds)
Pittsburgh, PA 15237-7000                        Class A Shares, Class B Shares,
                                                 Class C Shares

Distributor
Federated Securities Corp.                       Prospectus
Federated Investors Tower                        December 31, 1997
Pittsburgh, PA 15222-3779
                                                 An Open-End, Diversified
Investment Adviser
Federated Management                             Management Investment Company
Federated Investors Tower
Pittsburgh, PA 15222-3779

Custodian
State Street Bank and
Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and
Dividend Disbursing
Agent
Federated Shareholder
Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors
Ernst & Young LLP
One Oxford Centre
Pittsburgh, PA 15219


Federated Securities Corp., Distributor

1-800-341-7400

www.federatedinvestors.com

Cusip 314172701
Cusip 314728800
Cusip 314172883
G01489-01 (12/97)








                        FEDERATED CAPITAL APPRECIATION FUND
                      (A PORTFOLIO OF FEDERATED EQUITY FUNDS)
                                   CLASS A SHARES
                                   CLASS B SHARES
                                   CLASS C SHARES


                        STATEMENT OF ADDITIONAL INFORMATION











   This Statement of Additional Information should be read with the prospectus of Federated Capital Appreciation Fund (the "Fund"), dated December 31, 1997. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.

FEDERATED CAPITAL APPRECIATION FUND
FEDERATED INVESTORS FUNDS
5800 CORPORATE DRIVE
PITTSBURGH, PENNSYLVANIA 15237-7000

                         Statement dated December 31, 1997

[GRAPHIC OMITTED]


Cusip 314172701
Cusip 314172800
Cusip 314172883
G01489-02 (12/97)

GENERAL INFORMATION ABOUT THE FUND
The Fund is a portfolio of Federated Equity Funds (the "Trust"). The Fund was established under the laws of Massachusetts on April 17, 1984. The Fund was created for the purpose of soliciting the shareholders of Federated Exchange Fund, Ltd., a California Limited Partnership, to exchange their partnership interests for shares of beneficial interest in the Class A Shares of the Fund. Until this transaction is completed, or until management of the Fund determines that it will abandon its plan to acquire the assets of Federated Exchange Fund, Ltd. in a reorganization transaction, shares of the Fund will not be available for public investment.

Shares of the Fund are offered in three classes known as Class A Shares, Class B Shares, and Class C Shares (individually and collectively referred to as "Shares" as the context may require). This Statement of Additional Information relates to all three classes of the above-mentioned Shares.

INVESTMENT OBJECTIVE AND POLICIES
The Fund's investment objective is to provide capital appreciation. The investment objective cannot be changed without approval of shareholders.

CONVERTIBLE SECURITIES

As with all fixed-income securities, various market forces influence the market value of convertible securities, including changes in the level of interest rates. As the level of interest rates increases, the market value of convertible securities may decline and, conversely, as interest rates decline, the market value of convertible securities may increase. The unique investment characteristic of convertible securities, the right to be exchanged for the issuer's common stock, causes the market value of convertible securities to increase when the underlying common stock increases. However, since securities prices fluctuate, there can be no assurance of capital appreciation, and most convertible securities will not reflect quite as much capital appreciation as their underlying common stocks. When the underlying common stock is experiencing a decline, the value of the convertible security tends to decline to a level approximating the yield-to maturity basis of straight nonconvertible debt of similar quality, often called "investment value," and may not experience the same decline as the underlying common stock. Many convertible securities sell at a premium over their conversion values (i.e., the number of shares of common stock to be received upon conversion multiplied by the current market price of the stock). This premium represents the price investors are willing to pay for the privilege of purchasing a fixed-income security with a possibility of capital appreciation due to the conversion privilege. If this appreciation potential is not realized, the premium may not be recovered.

   INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest in the securities of affiliated money market funds as an efficient means of managing the Fund's uninvested cash.

TEMPORARY INVESTMENTS

The temporary investments in which the Fund may invest include, but are not limited to:

      o commercial paper rated A-1 or A-2 by Standard & Poor's Ratings Services, Prime-1 or Prime-2 by Moody's Investors Service, Inc., or F-1 or F-2 by Fitch Investors Service, L.P., and Europaper rated A-1, A-2, Prime-1, or Prime-2. In the case where commercial paper or Europaper has received different ratings from different rating services, such commercial paper or Europaper is an acceptable temporary investment so long as at least one rating is one of the preceding high-quality ratings and provided the Fund's investment adviser, Federated Management (the "Adviser"), has determined that such investment presents minimal credit risks;

      o instruments of domestic and foreign banks and savings and loans if they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured by the Federal Deposit Insurance Corporation. These instruments may include Eurodollar Certificates of Deposits ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs"), and Eurodollar Time Deposits ("ETDs");

      o obligations of the U.S. government or its agencies or instrumentalities;

      o repurchase agreements; and

      o other short-term instrument which are not rated but are determined by the Adviser to be of comparable quality to the other temporary obligations in which the Fund may invest.

   INVESTMENT RISKS

      ECDs, ETDs, Yankee CDs, and Europaper are subject to somewhat different risks than domestic obligations of domestic banks or corporations. Examples of these risks include international, economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing entity, and the possible impact of interruptions in the flow of international currency transactions. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing and recordkeeping, and the public availability of information. These factors will be carefully considered by the Adviser in selecting investments for the Fund.

WARRANTS

Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

REPURCHASE AGREEMENTS

The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Adviser to be creditworthy pursuant to guidelines established by the Board of Trustees (the "Trustees").

FUTURES AND OPTIONS TRANSACTIONS

The Fund may attempt to hedge all or a portion of its portfolio by buying and selling financial futures contracts, buying put options on portfolio securities and put options on financial futures contracts, and writing call options on futures contracts. The Fund may also write covered call options on portfolio securities to attempt to increase its current income.

   FINANCIAL FUTURES CONTRACTS

      A futures contract is a firm commitment by two parties: the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future.

      In the fixed-income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed-income securities against a rise in market interest rates, the Fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would "go long" (agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates.

      Stock index futures contracts are based on indices that reflect the market value of common stock of the firms included in the indices. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.


   PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS

      The Fund may purchase listed put options on financial futures contracts. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.

      The Fund would purchase put options on futures contracts to protect portfolio securities against decreases in value resulting from an anticipated increase in market interest rates. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the decrease in value of the hedged securities.

      Alternatively, the Fund may exercise its put option. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

   CALL OPTIONS ON FINANCIAL FUTURES CONTRACTS

      In addition to purchasing put options on futures, the Fund may write listed call options on futures contracts to hedge its portfolio against an increase in market interest rates. When the Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise, causing the prices of futures to go down, the Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Fund's call option position to increase.

      In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can offset the drop in value of the Fund's fixed-income portfolio which is occurring as interest rates rise.

      Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then offset the decrease in value of the hedged securities.

      The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

   "MARGIN" IN FUTURES TRANSACTIONS

      Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good-faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

      A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark to market its open futures positions.

      The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

   PURCHASING PUT OPTIONS ON PORTFOLIO SECURITIES

      The Fund may purchase put options on portfolio securities to protect against price movements in particular securities in its portfolio. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specifies price during the term of the option.

   WRITING COVERED CALL OPTIONS ON PORTFOLIO SECURITIES

      The Fund may also write covered call options to generate income. As writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price. The Fund may only sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any additional consideration).

FOREIGN CURRENCY TRANSACTIONS

   CURRENCY RISKS

      The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although the Fund values its assets daily in U.S. dollars, the Fund may not convert its holdings of foreign currencies to U.S. dollars daily. The Fund may incur conversion costs when it converts its holdings to another currency. Foreign exchange dealers may realize a profit on the difference between the price at which the Fund buy and sell currencies.

      The Fund will engage in foreign currency exchange transactions in connection with their investments in the securities. The Fund will conduct their foreign currency exchange transactions either on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.

   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

         The Fund may enter into forward foreign currency exchange contracts in order to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. However, forward foreign currency exchange contracts may limit potential gains which could result from a positive change in such currency relationships. The Adviser believes that it is important to have the flexibility to enter into forward foreign currency exchange contracts whenever it determines that it is in the Fund's best interest to do so.

      The Fund will not speculate in foreign currency exchange.

         The Fund will not enter into forward foreign currency exchange contracts or maintain a net exposure in such contracts when the Fund would be obligated to deliver an amount of foreign currency in excess of the value of their portfolio securities or other assets denominated in that currency or, in the case of a "cross-hedge" denominated in a currency or currencies that the Adviser believes will tend to be closely correlated with that currency with regard to price movements. Generally, the Fund does not enter into a forward foreign currency exchange contract with a term longer than one year.

   FOREIGN CURRENCY OPTIONS

      A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on a specified date or during the option period. The owner of a call option has the right, but not the obligation, to buy the currency. Conversely, the owner of a put option has the right, but not the obligation to sell the currency.

      When the option is exercised, the seller (i.e., writer) of the option is obligated to fulfill the terms of the sold option. However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time prior to expiration.

      A call option on foreign currency generally rises in value if the underlying currency appreciates in value, and a put option on foreign currency generally falls in value if the underlying currency depreciates in value. Although purchasing a foreign currency option can protect the Fund against an adverse movement in the value of a foreign currency, the option will not limit the movement in the value of such currency. For example, if the Fund were holding securities denominated in a foreign currency that was appreciating and had purchased a foreign currency put to hedge against a decline in the value of the currency, the Fund would not have to exercise its put option. Likewise, if the Fund were to enter into a contract to purchase a security denominated in foreign currency and, in conjunction with that purchase, were to purchase a foreign currency call options to hedge against a rise in value of the currency, and if the value of the currency instead depreciated between the date of purchase and the settlement date, the Fund would not have to exercise its call. Instead, the Fund could acquire in the spot market the amount of foreign currency needed for settlement.

   SPECIAL RISKS ASSOCIATED WITH FOREIGN CURRENCY OPTIONS

         Buyers and sellers of foreign currency options are subject to the same risks that apply to options generally. In addition, there are certain additional risks associated with foreign currency options. The markets in foreign currency options are relatively new, and the Fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although the Fund will not purchase or write such options unless and until, in the opinion of the Adviser , the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.

      In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

      The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

      There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e. less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. option markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.

   FOREIGN CURRENCY FUTURES TRANSACTIONS

      By using foreign currency futures contracts and options on such contracts, the Fund may be able to achieve many of the same objectives as it would through the use of forward foreign currency exchange contracts. The Fund may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.

   SPECIAL RISKS ASSOCIATED WITH FOREIGN CURRENCY FUTURES CONTRACTS AND RELATED OPTIONS

      Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on foreign currencies, as described above.

         Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the Fund will not purchase or write options on foreign currency futures contracts unless and until, in the opinion of the Adviser, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.

RESTRICTED AND ILLIQUID SECURITIES

The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under an Securities and Exchange Commission staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933, as amended, (the "Rule"). The Rule is a non-exclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The Fund believes that the staff of the Securities and Exchange Commission has left the question of determining the liquidity of all restricted securities (eligible for resale under Rule 144A) for determination of the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities:

      o the frequency of trades and quotes for the security;

      o the number of dealers willing to purchase or sell the security and the number of other potential buyers;

      o dealer undertakings to make a market in the security; and

      o the nature of the security and the nature of the marketplace trades.

LENDING OF PORTFOLIO SECURITIES

The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment

REVERSE REPURCHASE AGREEMENTS

The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future, the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled.

PORTFOLIO TURNOVER



The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. Securities in the Fund's portfolio will be sold whenever the Adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The Adviser does not anticipate that portfolio turnover will result in adverse tax consequences. Any such trading will increase the Fund's portfolio turnover rate and transaction costs. It is not anticipated that the portfolio trading engaged in by the Fund will result in its annual rate of portfolio turnover exceeding 100%.

During the period from January 1, 1996 (start or business) to October 31, 1996, the Fund's portfolio turnover rate was 79%. For the fiscal year ended October 31, 1997 the portfolio turnover rate was 85%.

INVESTMENT LIMITATIONS

   ISSUING SENIOR SECURITIES AND BORROWING MONEY

      The Fund will not issue senior securities except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.

      The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure, or to facilitate management of the portfolio by enabling the Fund to meet redemption requests where the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any such borrowings are outstanding.

   PLEDGING ASSETS

      The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing. Margin deposits for the purchase and sale of financial futures contracts and related options are not deemed to be a pledge.

   UNDERWRITING

         The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933, as amended, in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment objective, policies, and limitations.

   LENDING CASH OR SECURITIES

         The Fund will not lend any of its assets, except portfolio securities up to one-third of the value of its total assets. This shall not prevent the purchase or holding of corporate bonds, debentures, notes, certificates of indebtedness, or other debt securities of an issuer, repurchase agreements, or other transactions which are permitted by the Fund's investment objective and policies.

   DIVERSIFICATION OF INVESTMENTS

         With respect to securities comprising 75% of the value of its total assets, the Fund will not invest more than 5% of the value of its total assets in securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, and repurchase agreements collaterized by such securities) or acquire more than 10% of any class of voting securities of any one issuer.
       For these purposes, the Fund takes all common stock and all preferred stock of an issuer each as a single class, regardless of priorities, series, designations, or other differences.

   INVESTING IN REAL ESTATE

      The Fund will not buy or sell real estate, including limited partnership interests, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

      SELLING SHORT

      The Fund will not sell securities short except, under strict limitations, it may maintain open short positions so long as not more than 10% of the value of its net assets is held as collateral for those positions.

   The above investment limitations cannot be changed without shareholder approval.

   Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

   For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

        The Fund has no present intent to borrow money or sell securities short in excess of 5% of the value of its total assets in the coming fiscal year. Short selling may accelerate the recognition of gains.

FEDERATED EQUITY FUNDS MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Federated Equity Funds, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924

Chairman and Trustee

     Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Company.


Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee

     Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.



John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937

Trustee

     President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.

William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918

Trustee

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.



James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922

Trustee

     Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.



Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932

Trustee

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.



Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924

Trustee

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.



Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942

Trustee

     Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.



John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932

Trustee

President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Funds.



Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925

Trustee

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; Director or Trustee of the Funds.



Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935

Trustee

     Public relations/Marketing/Conference Planning; Director or Trustee of the Funds.



Glen R. Johnson
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 2, 1929

President

Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.

J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949

Executive Vice President

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.



Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930

Executive Vice President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.



John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938

Executive Vice President , Secretary and Treasurer

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.



Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923

Vice President

     Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.



* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.




As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; WesMark Funds; WCT Funds; and World Investment Series, Inc.

   SHARE OWNERSHIP

Officers and Trustees own less than 1% of the Fund's outstanding Shares.

As of December 1, 1997, the following shareholder of record owned 5% or more of the outstanding Class A Shares of the Fund: Paulette M. Boiardi, New York, NY, owned approximately 548,140 Shares (7.42%).

As of December 1, 1997, the following shareholders of record owned 5% or more of the outstanding Class C Shares of the Fund: Merrill Lynch Pierce Fenner & Smith for the sloe benefit of its customers, Jacksonville, Florida, owned approximately 20,435 Shares (15.78%), and Painewebber for the sole benefit of David A. Garza & Stephanie K. Garza, Austin, Texas, owned approximately 6,561 Shares (5.07%).

TRUSTEES COMPENSATION


                            AGGREGATE
NAME ,                    COMPENSATION
POSITION WITH                 FROM                TOTAL COMPENSATION PAID
TRUST                        TRUST*#                FROM FUND COMPLEX +

John F. Donahue                 $0             $0 for the Trust and
Chairman and Trustee                           56 other investment companies in the
Fund Complex

Thomas G. Bigley            $1,454             $108,725  for the Trust and
Trustee                                        56 other investment companies in the
Fund Complex

John T. Conroy, Jr.         $1,600             $119,615  for the Trust and
Trustee                                        56 other investment companies in the
Fund Complex

William J. Copeland         $1,600             $119,615 for the Trust and
Trustee                                        56 other investment companies in the
Fund Complex

James E. Dowd               $1,600             $119,615 for the Trust and
Trustee                                        56 other investment companies in the
Fund Complex

Lawrence D. Ellis, M.D.     $1,454             $108,725  for the Trust and
Trustee                                        56 other investment companies in the
Fund Complex

Edward L. Flaherty, Jr.     $1,600             $119,615 for the Trust and
Trustee                                        56 other investment companies in the
Fund Complex

Peter E. Madden             $1,454             $108,725  for the Trust and
Trustee                                        56 other investment companies in the
Fund Complex

John E. Murray, Jr.         $1,454             $108,725 for the Trust and
Trustee                                        56 other investment companies in the Fund
Complex

Wesley W. Posvar            $1,454             $108,725 for the Trust and
Trustee                                        56 other investment companies in the Fund
Complex

Marjorie P. Smuts           $1,454              $108,725 for the Trust and
Trustee                                        56 other investment companies in the
Fund Complex

*  Information is furnished for the fiscal year ended October 31, 1997.

# The aggregate compensations is provided for the Trust which is comprised of 4 portfolios.

   The information is provided for the last calendar year.

    TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES
ADVISER TO THE FUND

   The Fund's investment adviser is Federated Management . It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue.

The Adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

ADVISORY FEES

For its advisory services, the Adviser receives an annual investment advisory fee as described in the prospectus.

   During the fiscal year ended October 31, 1997, for the period from January 1, 1996 to October 31, 1996, and for the fiscal year ended December 31, 1995, the Adviser earned $1,072,874, $671,263 and $605,742, respectively, of which $98,874, $244,717, and $0, respectively, were voluntarily waived.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of shares of funds offered by Federated Securities Corp.

BROKERAGE TRANSACTIONS
   The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

For the fiscal year ended October 31, 1997, the Fund paid total brokerage commissions in the amount of $241,524.

Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be make by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of , the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

OTHER SERVICES
FUND ADMINISTRATION

   Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994, to March 1, 1996, Federated Administrative Services, a subsidiary of Federated Investors, served as the Fund's Administrator. For purposes of this Statement of Additional Information, Federated Services Company and Federated Administrative Services may hereinafter collectively be referred to as the "Administrators." For the fiscal years ended October 31, 1997, 1996, and December 31, 1995, the Administrators earned $185,000, $154,165, and $125,000, respectively.

CUSTODIAN

State Street Bank and Trust Company ("State Street Bank"), Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.

TRANSFER AGENT

Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records and receives a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

   The independent auditors for the Fund are Ernst & Young LLP, Pittsburgh, PA.


PURCHASING SHARES
   Except under certain circumstances described in the prospectus, Shares are sold at their net asset value (plus a sales charge on Class A Shares only) on days the New York Stock Exchange is open for business. The procedure for purchasing Shares is explained in the prospectus under "Investing in the Fund" and "Purchasing Shares."

QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES

As described in the prospectus, larger purchases reduce the sales charge paid. The Fund will combine purchases of Class A Shares made on the same day by the investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.

If an additional purchase of Class A Shares is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns Class A Shares having a current value at the public offering price of $90,000 and he purchases $10,000 more at the current public offering price, the sales charge on the additional purchase according to the schedule now in effect would be 3.75%, not 4.50%.

To receive the sales charge reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial intermediary at the time the purchase is made that Class A Shares are already owned or that purchases are being combined. The Fund will reduce or eliminate the sales charge after it confirms the purchases.

CONCURRENT PURCHASES

For purposes of qualifying for a sales charge reduction, a shareholder has the privilege of combining concurrent purchases of Class A Shares of two or more funds for which affiliates of Federated Investors serve as investment adviser and principal underwriter (the "Federated Funds"), the purchase price of which includes a sales charge. For example, if a shareholder concurrently invested $30,000 in the Class A Shares of one of the other Federated Funds with a sales charge, and $70,000 in this Fund, the sales charge would be reduced.

To receive this sales charge reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial intermediary at the time the concurrent purchases are made. The Fund will reduce the sales charge after it confirms the purchases.

LETTER OF INTENT

If a shareholder intends to purchase at least $50,000 of Class A Shares of Federated Funds (excluding money market funds) over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the custodian to hold up to 5.50% of the total amount intended to be purchased in escrow (in Shares) until such purchase is completed.

The Shares held in escrow in the shareholder's account will be released upon fulfillment of the letter of intent or the end of the 13-month period, whichever comes first. If the amount specified in the letter of intent is not purchased, an appropriate number of escrowed Shares may be redeemed in order to realize the difference in the sales charge.

While this letter of intent will not obligate the shareholder to purchase Shares, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. At the time a letter of intent is established, current balances in accounts in any Class A Shares of any Federated Funds, excluding money market accounts, will be aggregated to provide a purchase credit towards fulfillment of the letter of intent. Prior trade prices will not be adjusted.

REINVESTMENT PRIVILEGE

The reinvestment privilege is available for all Shares of the Fund. If Class A Shares in the Fund have been redeemed, the shareholder has the privilege, within 120 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. Similarly, shareholders who redeem Class B Shares or Class C Shares may be reinvested in the same Share class within 120 days but would not be entitled to a reimbursement of the contingent deferred sales charge if paid at the time of redemption. However, such reinvested shares would not be subject to a contingent deferred sales charge upon later redemption. In addition, if the Class B or Class C Shares were reinvested through a financial intermediary, the financial intermediary would not be entitled to an advanced payment from Federated Securities Corp. on the reinvested Shares. Federated Securities Corp. must be notified by the shareholder in writing or by his financial intermediary of the reinvestment in order to eliminate a sales charge or a contingent deferred sales charge. If the shareholder redeems Shares in the Fund, there may be tax consequences.

CONVERSION OF CLASS B SHARES

Class B Shares will automatically convert into Class A Shares on or around the 15th of the month eight full years from the purchase date and will no longer be subject to a fee under the distribution plan. For purposes of conversion to Class A Shares, Shares purchased through the reinvestment of dividends and distributions paid on Class B Shares will be considered to be held in a separate sub-account. Each time any Class B Shares in the shareholder's account (other than those in the sub-account) convert to Class A Shares, an equal pro rata portion of the Class B Shares in the sub-account will also convert to Class A Shares. The conversion of Class B Shares to Class A Shares is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that such conversions will not constitute taxable events for federal tax purposes. There can be no assurance that such ruling or opinion will be available, and the conversion of Class B Shares to Class A Shares will not occur if such a ruling or opinion is not available. In such event, Class B Shares would continue to be subject to higher expenses than Class A Shares for an indefinite period.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES AGREEMENT

These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services as appropriate, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses. By adopting the Distribution Plan, the Trustees expect that the Class A Shares, Class B Shares and Class C Shares of the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales. Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

For the fiscal year ended October 31, 1997, the Fund paid distribution fees for Class B Shares and Class C Shares in the amounts of $95,395 and $10,975, respectively.

For the fiscal year ended October 31, 1997, the Fund paid shareholder service fees for Class A Shares, Class B Share and Class C Shares in the amounts of $322,170, $31,798 and $3,658, respectively.

Federated Investors and its subsidiaries may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares may be paid to third-party financial providers who have advanced commissions to financial intermediaries.

PURCHASES BY SALES REPRESENTATIVES, FUND TRUSTEES, AND EMPLOYEES

The following individuals and their immediate family members may buy Class A Shares at net asset value without a sales charge:

  o Trustees, employees, and sales representatives of the Fund, Federated Management, and Federated Securities Corp. and its affiliates;

  o Federated Life Members (Class A Shares Only);

  o any associated person of an investment dealer who has a sales agreement with Federated Securities Corp.; and

  o trusts, pensions, or profit-sharing plans for these individuals.

These sales are made with the purchaser's written assurance that the purchase is for investment purposes and that the securities will not be resold except through redemption by the Fund.

DETERMINING NET ASSET VALUE
   The Fund's net asset value per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The net asset value for each class of Shares may differ due to the variance in daily net income realized by each class.

Net asset value is not determined on (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities, other than options, are determined as follows: o according to the last sale price on a national securities exchange, if available;

      o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices and for bonds and other fixed income securities as determined by an independent pricing service;

      o for unlisted equity securities, the latest bid prices; or

      o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service or at fair value as determined in good faith by the Trustees.

Options are valued at the market values established by the exchanges at the close of option trading unless the Trustees determine in good faith that another method of valuing option positions is necessary.

REDEEMING SHARES
   The Fund redeems Shares at the next computed net asset value after the Fund receives the redemption request. Shareholder redemptions may be subject to a contingent deferred sales charge. Redemption procedures are explained in the prospectus under "Redeeming and Exchanging Shares." Although the transfer agent does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.

REDEMPTION IN KIND

Although the Fund intends to redeem Shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio.

Redemption in kind will be made in conformity with applicable SEC rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.

The Fund has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Fund is obligated to redeem Shares for any shareholder in cash up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.

CONTINGENT DEFERRED SALES CHARGE

In computing the amount of the applicable Contingent Deferred Sales Charge, redemptions are deemed to have occurred in the following order: (1) Shares acquired through the reinvestment of dividends and long-term capital gains; (2) Shares held for more than six full years from the date of purchase with respect to Class B Shares and one full year from the date of purchase with respect to Class C Shares; (3) Shares held for fewer than six years with respect to Class B Shares and for less than one full year from the date of purchase with respect to Class C Shares on a first-in, first-out basis.

   ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE--CLASS B SHARES

      To qualify for elimination of the contingent deferred sales charge through a Systematic Withdrawal Program, the redemptions of Class B Shares must be from an account that is at least 12 months old, has all Fund distributions reinvested in Fund Shares, and has an account value of at least $10,000 when the Systematic Withdrawal Program is established. Qualifying redemptions may not exceed 1.00% monthly of the account value as periodically determined by the Fund. The amounts that a shareholder may withdraw under a Systematic Withdrawal Program that qualify for elimination of the Contingent Deferred Sales Charge may not exceed 12% annually with reference initially to the value of the Class B Shares upon establishment of the Systematic Withdrawal Program and then as calculated at the annual valuation date. Redemptions on a qualifying Systematic Withdrawal Program can be made at a rate of 1.00% monthly, 3.00% quarterly, or 6.00% semi-annually with reference to the applicable account valuation amount. Amounts that exceed the 12.00% annual limit for redemption, as described, may be subject to the Contingent Deferred Sales Charge. To the extent that a shareholder exchanges Shares for Class B Shares of other Federated Funds, the time for which the exchanged-for Shares are to be held will be added to the time for which exchanged-from Shares were held for purposes of satisfying the 12-month holding requirement. However, for purposes of meeting the $10,000 minimum account value requirement, Class B Share accounts will be not be aggregated. Any Shares purchased prior to the termination of this program would have the contingent deferred sales charge eliminated as provided in the Fund's prospectus at the time of the purchase of the Shares.

MASSACHUSETTS PARTNERSHIP LAW
Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

EXCHANGING SECURITIES FOR SHARES
Investors may exchange securities they already own for Shares, or they may exchange a combination of securities and cash for Shares. An investor should forward the securities in negotiable form with an authorized letter of transmittal to Federated Securities Corp. The Fund will notify the investor of its acceptance and valuation of the securities within five business days of their receipt by State Street Bank.

The Fund values securities in the same manner as the Fund values its assets. The basis of the exchange will depend upon the net asset value of Shares on the day the securities are valued. One Share of the Fund will be issued for each equivalent amount of securities accepted.

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, or other rights attached to the securities become the property of the Fund, along with the securities.

TAX CONSEQUENCES

Exercise of this exchange privilege is treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Shares, a gain or loss may be realized by the investor.

TAX STATUS
THE FUND'S TAX STATUS

The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

o    invest in securities within certain statutory limits; and

o distribute to its shareholders at least 90% of its net income earned during the year.

SHAREHOLDERS' TAX STATUS

Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional Shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.

   CAPITAL GAINS

      Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held the Fund Shares.

TOTAL RETURN
   The Fund's average annual total returns based on offering price for the following periods ended October 31, 1997 were:

SHARE CLASSINCEPTION DATEONE-YEAR    SINCE INCEPTION

Class A             January 1, 199624.84%   14.49%
Class B              January 4, 199625.80%  21.30%
Class C              January 4, 199629.85%  23.33%

The average annual total return for all classes of Shares of the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the offering price per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming a reinvestment of all dividends and distributions. Any applicable contingent deferred sales charge is deducted from the ending value of the investments based on the lesser of the original purchase price or the offering price of Shares redeemed.

YIELD
   The Fund's yields for the thirty-day period ended October 31, 1997 were:

SHARE CLASSYIELD

Class A     .21%
Class B      0%
Class C      0%

The yield for all classes of Shares of the Fund is determined by dividing the net investment income per Share (as defined by the SEC) earned by any class of Shares over a thirty-day period by the maximum offering price per Share of any class of Shares on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by any class of Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in any class of Shares, the performance will be reduced for those shareholders paying those fees.

PERFORMANCE COMPARISONS
The performance of each of the classes of Shares depends upon such variables as:

      o portfolio quality;

      o average portfolio maturity;

      o type of instruments in which the portfolio is invested;

      o changes in interest rates and market value of portfolio securities;

      o changes in the Fund's or any class of Shares' expenses; and

      o various other factors.

The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

    o LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time. From time to time, the Fund will quote its Lipper ranking in the "convertible securities" and "fixed income funds" categories in advertising and sales literature.

  o DOW JONES INDUSTRIAL AVERAGE ("DJIA") represents share prices of selected blue-chip industrial corporations as well as public utility and transportation companies. The DJIA indicates daily changes in the average price of stocks in any of its categories. It also reports total sales for each group of industries. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole.

  o STANDARD & POOR'S RATINGS GROUP DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS (S&P 500), is a composite index of common stocks in industry, transportation, and financial and public utility companies, which compares total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S&P 500 assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.

  o LIPPER GROWTH FUND AVERAGE is an average of the total returns for 580 growth funds tracked by Lipper Analytical Services, Inc., an independent mutual fund rating service.

  o LIPPER GROWTH FUND INDEX is an average of the net asset-valuated total returns for the top 30 growth funds tracked by Lipper Analytical Services, Inc., an independent mutual fund rating service.

  o MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

  o VALUE LINE COMPOSITE INDEX consists of approximately 1,700 common equity securities. It is based on a geometric average of relative price changes of the component stocks and does not include income.

  o VALUE LINE MUTUAL FUND SURVEY, published by Value Line Publishing, Inc., analyzes price, yield, risk, and total return for equity and fixed income mutual funds. The highest rating is One, and ratings are effective for two weeks.

  o CDA MUTUAL FUND REPORT, published by CDA Investment Technologies, Inc., analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

  o STRATEGIC INSIGHT MUTUAL FUND RESEARCH AND CONSULTING, ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time. From time to time, the Fund will quote its Strategic Insight ranking in the "growth funds" category in advertising and sales literature.

  o MUTUAL FUND SOURCE BOOK, published by Morningstar, Inc., analyzes price, yield, risk, and total return for equity and fixed income funds.

  o STRATEGIC INSIGHT GROWTH FUNDS INDEX consists of mutual funds that invest in well-established companies primarily for long-term capital gains rather than current income.

     o FINANCIAL PUBLICATIONS: The Wall Street Journal, Business Week, Changing Times, Financial World, Forbes, Fortune, and Money Magazines, among others--provide performance statistics over specified time periods.

In addition, the Fund will, from time to time, use the following standard convertible securities indices against which it will compare its performance:
Goldman Sachs Convertible 100; Kidder Peabody Convertible Bond Index; Value Line Convertible Bond Index; and Dow Jones Utility Index.

The Fund may compare the performance of equity funds to other types of stock funds and indices.

Advertisements and other sales literature for any class of Shares may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in any class of Shares based on quarterly reinvestment of dividends over a specified period of time.

From time to time, the Fund may advertise the performance of any class of Shares using charts, graphs, and descriptions, compared to federally insured bank products, including certificates of deposit and time deposits and to money market funds using the Lipper Analytical Services money market instruments average. In addition, advertising and sales literature for the Fund may use charts and graphs to illustrate the principles of dollar-cost averaging and may disclose the amount of dividends paid by the Fund over certain periods of time.

Advertisements may quote performance information which does not reflect the effect of the sales charge or contingent deferred sales charge, as applicable.

Advertising and other promotional literature may include charts, graphs, and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance of the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by the Fund portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.

ABOUT FEDERATED INVESTORS
Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making--structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.

   In the equity sector, Federated Investors has more than 26 years' experience. As of December 31, 1996, Federated managed 31 equity funds totaling approximately $7.6 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated Investors' value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry
A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international and global portfolios.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.*

Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

INSTITUTIONAL CLIENTS

Federated meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.

* SOURCE: INVESTMENT COMPANY INSTITUTE

BANK MARKETING

Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the county -supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high rankings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated Securities Corp.

FINANCIAL STATEMENTS
   The financial statements for Federated Capital Appreciation Fund for the fiscal year ended October 31, 1997 are incorporated herein by reference to the Annual Report to Shareholders of Federated Capital Appreciation Fund dated October 31, 1997 (File No. 811-4017). A copy of the Annual Report may be obtained without charge by contacting the Fund.

APPENDIX
STANDARD AND POOR'S RATINGS SERVICES COMMERCIAL PAPER RATING DEFINITIONS A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATING DEFINITIONS P-1--Issuers (or supporting institutions) rated Prime-1 (P-1) have a superior capacity for repayment of senior short-term promissory obligations. P-1 repayment capacity will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

FITCH INVESTORS SERVICE, L.P., SHORT-TERM DEBT RATINGS
F-1+-- Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1-- Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issued rated F-1+.

     F-2-- Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment.







Federated Growth Strategies Fund
(A Portfolio of Federated Equity Funds)

Class A Shares, Class B Shares, Class C Shares

Prospectus

The shares of Federated Growth Strategies Fund (the "Fund") represent interests in a diversified portfolio of Federated Equity Funds (the "Trust"), an open-end management investment company (a mutual fund). The Fund seeks appreciation of capital by investing primarily in equity securities of companies with prospects for above-average growth in earnings and dividends.

The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in Class A Shares, Class B Shares or Class C Shares involves investment risks, including the possible loss of principal.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference..

The Fund has also filed a Statement of Additional Information dated December 31, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated December 31, 1997


                               TABLE OF CONTENTS


Summary of Fund Expenses.............................   1
Financial Highlights.................................   2
 Class A Shares.......................................   2
 Class B Shares.......................................   4
 Class C Shares.......................................   5
General Information..................................   6
Investment Information...............................   6
 Investment Objective................................   6
 Investment Policies.................................   6
 Investment Limitations..............................   8
Net Asset Value......................................   8
Investing in the Fund................................   9
Purchasing Shares....................................   9
 Purchasing Shares Through a Financial Intermediary..   9
 Purchasing Shares by Wire...........................  10
 Purchasing Shares by Check..........................  10
 Systematic Investment Program.......................  10
 Retirement Plans....................................  10
 Class A Shares......................................  10
 Class B Shares......................................  10
 Class C Shares......................................  11
Redeeming and Exchanging Shares......................  11
 Redeeming or Exchanging Shares Through a
 Financial Intermediary..............................  11
 Redeeming or Exchanging Shares by Telephone.........  11
 Redeeming or Exchanging Shares by Mail..............  11
 Requirements for Redemption.........................  12
 Requirements for Exchange...........................  12
 Systematic Withdrawal Program.......................  12
 Contingent Deferred Sales Charge....................  12
Account and Share Information........................  13
 Confirmations and Account Statements................  13
 Dividends and Distributions.........................  13
 Accounts with Low Balances..........................  13
Trust Information....................................  13
 Management of the Trust.............................  13
 Distribution of Shares..............................  14
 Administration of the Fund..........................  15
Brokerage Transactions...............................  15
Shareholder Information..............................  15
Tax Information......................................  16
 Federal Income Tax..................................  16
 State and Local Taxes...............................  16
 Performance Information.............................  16




                            SUMMARY OF FUND EXPENSES

                        Shareholder Transaction Expenses

Class A     Class B      Class C
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)
5.50% None None Maximum Sales Charge Imposed on Reinvested Dividends (as a
percentage of offering price) None None None Contingent Deferred Sales Charge
(as a percentage of original purchase price or redemption proceeds, as applicable) None 5.50%(1) 1.00%(1) Redemption Fee (as a percentage of amount redeemed, if applicable) None None None Exchange Fee None None None
                           Annual Operating Expenses
                    (As a percentage of average net assets)

Management Fee
0.75%       0.75%        0.75%
12b-1 Fee
None        0.75%        0.75%
Total Other Expenses
0.39%       0.49%        0.40%
 Shareholder Services Fee (after waiver)
0.15%(2)    0.25%        0.16%(2)
Total Operating Expenses
1.14%(3)    1.99%(4)     1.90%(3)

(1) For shareholders of Class B Shares, the contingent deferred sales charge is 5.50% in the first year declining to 1.00% in the sixth year and 0.00% thereafter. For shareholders of Class C Shares, the contingent deferred sales charge assessed is 1.00% of the lesser of the original purchase price or the net asset value of Shares redeemed within one year of their purchase date. For a more complete description, see "Contingent Deferred Sales Charge."
(2) The shareholder services fees for Class A and Class C Shares have been reduced to reflect the voluntary waiver of a portion of the shareholders services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.
(3) The total operating expenses for Class A Shares and Class C Shares would have been 1.24% and 1.99% respectively, absent the voluntary waiver described in note 2 above.
(4) Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.


The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Purchasing Shares" and "Trust Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers, Inc.

Example
Class A  Class B  Class C
You would pay the following expenses on a $1,000 investment, assuming (1) 5%
annual return, (2) redemption at the end of each time period, and (3) payment of the maximum
sales charge.
1
Year
$ 66     $ 77     $ 30
3
Years
$ 89     $106     $ 60
5
Years
$114     $130     $103
10
Years
$186     $209     $222
You would pay the following expenses on the same investment, assuming no redemption.
1
Year
$ 66     $ 20     $ 19
3
Years
$ 89     $ 62     $ 60
5
Years
$114     $107     $103
10
Years
$186     $209     $222

The above example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

                      FINANCIAL HIGHLIGHTS_CLASS A SHARES

(For a share outstanding throughout each period)


The following table has been audited by Ernst & Young LLP, the Fund's independent auditors. Their report dated December 12, 1997, on the Fund's financial statements for the year ended October 31, 1997, and on the following table for the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.

                                                                            Year
Ended October 31,
                                              1997       1996       1995
1994       1993       1992       1991        1990
 Net asset value, beginning of period      $   25.84   $  26.22   $  21.28   $
23.92    $  21.16   $  21.58   $  16.78   $  20.99
Income from investment operations
 Net investment income (loss)                  (0.04)      0.04       0.24
0.21        0.20       0.33       0.57       0.75
 Net realized and unrealized gain (loss)
 on investments                                 8.56       5.01       5.64
(2.18)       2.96       0.45       5.97      (2.69)
 Total from investment operations               8.52       5.05       5.88
(1.97)       3.16       0.78       6.54      (1.94)
Less distributions
 Distributions from net
 investment income                             (0.00)**   (0.04)     (0.26)
(0.19)      (0.23)     (0.33)     (0.61)     (0.79)
 Distributions from net realized gain on
 investment transactions                       (2.82)     (5.39)     (0.68)
(0.48)      (0.17)     (0.87)     (1.13)     (1.48)
 Total distributions                           (2.82)     (5.43)     (0.94)
(0.67)      (0.40)     (1.20)     (1.74)     (2.27)
 Net asset value, end of period            $   31.54   $  25.84   $  26.22   $
21.28    $  23.92   $  21.16   $  21.58   $  16.78
Total return(b)                                36.37%     23.16%     29.03%
(8.43%)     15.06%      3.93%     41.54%    (10.41%)
Ratios to average net assets
 Expenses                                       1.14%      1.13%      1.10%
0.99%       0.96%      1.01%      1.01%      1.01%
 Net investment income (loss)                 (0.14)%      0.15%      1.05%
0.89%       0.90%      1.54%      2.88%      4.00%
 Expense waiver/reimbursement(c)                0.10%      0.15%      0.16%
N           N          N       1.10%      0.22%
Supplemental data
 Net assets, end of period (000 omitted)   $ 509,678   $307,882   $249,110
$320,630    $460,811   $391,655   $275,561   $138,407
 Average commission rate paid(d)           $  0.0571   $ 0.0566          N
N           N          N          N          N
 Portfolio turnover                              146%        89%       125%
59%         57%        46%        54%        67%

 * Computed on an annualized basis.


  **  Amounts distributed per share do not round to $0.01.


 (a) For the five months ended October 31, 1988. The Fund changed its fiscal year end from May 31, to October 31.
 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
 (d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

 (e) For the year ended May 31, 1988.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 1997, which can be obtained free of charge.


                 FINANCIAL HIGHLIGHTS_CLASS A SHARES CONTINUED

(For a share outstanding throughout each period)


The following table has been audited by Ernst & Young LLP, the Fund's independent auditors. Their report dated December 12, 1997, on the Fund's financial statements for the year ended October 31, 1997, and on the following table for the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.



Year Ended
                                                                         October
31,          May 31,
                                                                      1989
1988(a)      1988(e)
Net asset value, beginning of period                                $  17.18   $
16.93     $  17.67
Income from investment operations
 Net investment income (loss)                                           0.59
0.09         0.25
 Net realized and unrealized gain (loss) on investments                 3.80
1.08        (0.23)
 Total from investment  operations                                      4.39
1.17         0.02
Less distributions
 Distributions from net investment income                              (0.52)
(0.15)       (0.20)
 Distributions from net realized gain on investment transactions       (0.06)
(0.77)       (0.56)
 Total distributions                                                   (0.58)
(0.92)       (0.76)
 Net asset value, end of period                                     $  20.99   $
17.18     $  16.93
Total return(b)                                                        25.87%
6.95%        0.50%
Ratios to average net assets
 Expenses                                                               1.01%
1.00%*         1.00%
 Net investment income (loss)                                           2.99%
1.30%*         1.39%
 Expense waiver/reimbursement(c)                                        0.14%
0.60%*         0.15%
Supplemental data
 Net assets, end of period (000 omitted)                            $134,735
$104,146     $102,395
 Average commission rate paid(d)
N          N            N
 Portfolio turnover
79%        24%          88%

 * Computed on an annualized basis.

**  Amounts distributed per share do not round to $0.01.

(a) For the five months ended October 31, 1988. The Fund changed its fiscal year end from May 31, to October 31.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(e) For the year ended May 31, 1988.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 1997, which can be obtained free of charge.



                      FINANCIAL HIGHLIGHTS_CLASS B SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


The following table has been audited by Ernst & Young LLP, the Fund's independent auditors. Their report dated December 12, 1997, on the Fund's financial statements for the year ended October 31, 1997, and on the following table for the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.

                             Year Ended October 31,
                                    1997 1996
1995(a)
Net asset value, beginning of period                    $25.65      $26.23
$25.51
Income from investment operations
 Net operating loss                                      (0.10)      (0.10)
(0.02)
 Net realized and unrealized gain on investments          8.29        4.91
0.74
 Total from investment operations                         8.19        4.81
0.72
Less distributions
 Distributions from net realized gain on investments     (2.82)
(5.39)          _
Net asset value, end of period                          $31.02      $25.65
$26.23
Total return(b)                                          35.23%      22.03%
2.82%
Ratios to average net assets
 Expenses                                                 1.99%       2.03%
2.04%*
 Net operating loss                                      (1.04)%     (0.79)%
(0.66)%*
Supplemental data
 Net assets, end of period (000 omitted)               $39,588     $10,858
$1,345
 Average commission rate paid(c)                       $0.0571
$0.0566           _
 Portfolio turnover                             146%       89%        125%

 * Computed on an annualized basis.
 (a) Reflects operations for the period from August 15, 1995 (date of initial public investment) to October 31, 1995.
 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
 (c) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 1997, which can be obtained free of charge.


                      FINANCIAL HIGHLIGHTS_CLASS C SHARES

(For a share outstanding throughout each period)


The following table has been audited by Ernst & Young LLP, the Fund's independent auditors. Their report dated December 12, 1997, on the Fund's financial statements for the year ended October 31, 1997, and on the following table for the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.

                             Year Ended October 31,
                                    1997 1996
1995(a)
Net asset value, beginning of period                   $ 25.68   $ 26.22   $   25.51
Income from investment operations
 Net operating loss                                      (0.20)    (0.05)
(0.02)
 Net realized and unrealized gain on investments          8.50      4.90        0.73
 Total from investment operations                         8.30      4.85        0.71
Less distributions
 Distributions from net realized gain on investments     (2.82)    (5.39)          _
Net asset value, end of period                         $ 31.16   $ 25.68   $   26.22
Total return(b)                                          35.66%    22.12%
2.78%
Ratios to average net assets
 Expenses                                                 1.90%     1.92%
2.05%*
 Net operating loss                                      (0.91)%   (0.72)%
(0.71)%*
 Expense waiver/reimbursement(c)                          0.09%     0.12%          _
Supplemental data
 Net assets, end of period (000 omitted)                $ 5,860  $ 3,667   $      57
 Average commission rate paid(d)                        $0.0571  $0.0566           _
 Portfolio turnover                                         146%      89%
125%

 * Computed on an annualized basis.

 (a) Reflects operations for the period from August 15, 1995 (date of initial public investment) to October 31, 1996.
 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
 (d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 1997, which can be obtained free of charge.


                              GENERAL INFORMATION


The Fund was established under the laws of the Commonwealth of Massachusetts on April 17, 1984. Class A Shares, Class B Shares and Class C Shares of the Fund ("Shares") are designed for individuals as a convenient means of accumulating an interest in a professionally managed, diversified portfolio of equity securities.

The Fund's current net asset value and offering price may be found in the mutual funds section of local newspapers under "Federated" and the appropriate class designation listing.

Calling the Fund Call the Fund at 1-800-341-7400.


                             INVESTMENT INFORMATION

Investment Objective

The investment objective of the Fund is appreciation of capital. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

Investment Policies

The Fund pursues this investment objective by investing primarily in equity securities of companies with prospects for above-average growth in earnings and dividends. Unless indicated otherwise, the investment policies of the Fund may be changed by the Board of Trustees (the "Trustees") without the approval of shareholders. Shareholders will be notified before any material changes in these policies become effective.

Acceptable Investments

The Fund invests primarily in equity securities of companies selected by the investment adviser on the basis of traditional research techniques, including assessment of earnings and dividend growth prospects and of the risk and volatility of each company's business. The Fund generally invests in companies with market capitalization of $100,000,000 or more. The Fund may invest in common and preferred stocks, corporate bonds, debentures, notes, warrants, and put and call options on stocks.

Securities of Foreign Issuers and Risk Considerations

The Fund may invest in the securities of foreign issuers which are freely traded on United States securities exchanges or in the over-the-counter market in the form of depository receipts. Securities of a foreign issuer may present greater risks in the form of nationalization, confiscation, domestic marketability, or other national or international restrictions. As a matter of practice, the Fund will not invest in the securities of a foreign issuer if any such risk appears to the investment adviser to be substantial.

Convertible Securities

Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Accordingly, the Fund considers convertible securities to be equity securities. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants, or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for different investment objectives. The Fund invests in convertible securities irrespective of their ratings. Therefore, the convertible securities in which the Fund invests may be rated below investment grade and considered speculative.

Convertible bonds and convertible preferred stocks are fixed income securities that generally retain the investment characteristics of fixed income securities until they have been converted, but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used, in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and, therefore, have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar nonconvertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than nonconvertible securities of similar quality. The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the investment adviser's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objectives. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for the Fund, the investment adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the investment adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Restricted and Illiquid Securities

The Fund may acquire securities which are subject to legal or contractual delays, restrictions, and costs on resale. Because of time limitations, the Fund might not be able to dispose of these securities at reasonable prices or at times advantageous to the Fund. The Fund intends to limit the purchase of restricted securities which have not been determined by the Trustees to be liquid, together with other securities considered to be illiquid, including repurchase agreements providing for settlement in more than seven days after notice, to not more than 15% of its net assets.

When-Issued and Delayed Delivery Transactions

The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions and the market values of the securities purchased may vary from purchase prices.

The Fund may dispose of a commitment prior to settlement if the investment adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

Temporary Investments

In such proportions as, in the judgment of its investment adviser, prevailing market conditions warrant, the Fund may, for temporary defensive purposes, invest in:

 .  short-term money market instruments;


 . securities issued and/or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities; and

 .  repurchase agreements.

Repurchase Agreements

Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

Put and Call Options

The Fund may purchase put options on stocks. These options will be used only as a hedge to attempt to protect securities which the Fund holds against decreases in value. The Fund may purchase these put options as long as they are listed on a recognized options exchange and the underlying stocks are held in its portfolio.

The Fund may also write call options on securities either held in its portfolio, or which it has the right to obtain without payment of further consideration, or for which it has segregated cash in the amount of any additional consideration. The call options which the Fund writes and sells must be listed on a recognized options exchange. Writing of calls by the Fund is intended to generate income for the Fund and, thereby, protect against price movements in particular securities in the Fund's portfolio.

Risks

Prior to exercise or expiration, an option position can only be terminated by entering into a closing purchase or sale transaction. This requires a secondary market on an exchange which may or may not exist for any particular call or put option at any specific time. The absence of a liquid secondary market also may limit the Fund's ability to dispose of the securities underlying an option. The inability to close options also could have an adverse impact on the Fund's ability to effectively hedge its portfolio.

Investing in Securities of Other Investment Companies

The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.

Lending of Portfolio Securities

In order to generate additional income, the Fund may lend portfolio securities on a short-term or a long-term basis, up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral equal to at least 100% of the value of the securities loaned.

Equity Investment Risk Considerations

As with other mutual funds that invest primarily in equity securities, the Fund is subject to market risks. That is, the possibility exists that common stocks will decline over short or even extended periods of time, and the United States equity market tends to be cyclical, experiencing both periods when stock prices generally increase and periods when stock prices generally decrease.


Portfolio Turnover


Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the investment adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The Fund's rate of portfolio turnover may exceed that of certain other mutual funds with the same investment objective. A higher rate of portfolio turnover involves correspondingly greater transaction expenses which must be borne directly by the Fund and, thus, indirectly by its shareholders. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to the Fund's shareholders, are taxable to them. (Further information is contained in the Fund's Statement of Additional Information within the sections "Brokerage Transactions" and "Tax Status".) Nevertheless, transactions for the Fund's portfolio will be based only upon investment considerations and will not be limited by any other considerations when the investment adviser deems it appropriate make changes in the Fund's portfolio.

Investment Limitations

The Fund will not:

 . borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) except, under certain circumstances, the Fund may borrow up to one-third of the value of its net assets;

 . sell securities short except, under strict limitations, the Fund may maintain open short positions so long as not more than 10% of the value of its net assets is held as collateral for those positions; or

 . invest more than 5% of its total assets in securities of one issuer (except cash and cash items, repurchase agreements, and U.S. government obligations) or acquire more than 10% of any class of voting securities of any one issuer.

The above investment limitations cannot be changed without shareholder approval.


                                NET ASSET VALUE


The Fund's net asset value ("NAV") per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

All purchases, redemptions and exchanges are processed at the NAV next determined after the request in proper form is received by the Fund. The NAV is determined as of the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) every day the New York Stock Exchange is open.


                             INVESTING IN THE FUND


This prospectus offers three classes of Shares each with the characteristics described below.

                                         Class A              Class B
Class C
Minimum and
Subsequent
Investment Amounts                      $500/$100           $1500/$100
$1500/$100
Minimum and
Subsequent
Investment Amount
for Retirement Plans                    $50                 $50                 $50
Maximum Sales Charge                    5.50%*              None                None
Maximum Contingent
Deferred Sales Charge**                 None                5.50%+
1.00%#
Conversion Feature                      No                  Yes                 No

  * Class A Shares are sold at NAV, plus a sales charge as follows:

                                   Sales Charge                Dealer
                                as a Percentage of          Concession as
                               Public           Net        a Percentage of
                              Offering         Amount      Public Offering
 Amount of Transaction          Price         Invested          Price
 Less than $50,000            5.50%             5.82%
5.00%
 $50,000 but
less
 than $100,000                4.50%             4.71%
4.00%
 $100,000 but
less
 than $250,000                3.75%             3.90%
3.25%
 $250,000 but
less
 than $500,000                2.50%             2.56%
2.25%
 $500,000 but
less
 than $1 million              2.00%             2.04%
1.80%
 $1 million or greater        0.00%             0.00%
0.25%

 ** Computed on the lesser of the NAV of the redeemed Shares at the time of purchase or the NAV of the redeemed Shares at the time of redemption.

  + The following contingent deferred sales charge schedule applies to Class B
    Shares:


Year of Redemption  Contingent Deferred
After Purchase          Sales Charge
First                       5.50%
Second                      4.75%
Third                       4.00%
Fourth                      3.00%
Fifth                       2.00%
Sixth                       1.00%
Seventh and thereafter      0.00%


++ Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase. See "Conversion of Class B Shares."
 # The contingent deferred sales charge is assessed on Shares redeemed within one year of their purchase date.

                                  PURCHASING SHARES

Shares of the Fund are sold on days on which the New York Stock Exchange is open. Shares of the Fund may be purchased as described below, either through a financial intermediary (such as a bank or broker/dealer) or by sending a wire or check directly to the Fund. Financial intermediaries may impose different minimum investment requirements on their customers. An account must be established with a financial intermediary or by completing, signing, and returning the new account form available from the Fund before Shares can be purchased. Shareholders in certain other funds advised and distributed by affiliates of Federated Investors ("Federated Funds") may exchange their Shares for Shares of the corresponding class of the Fund. The Fund reserves the right to reject any purchase or exchange request.

In connection with any sale, Federated Securities Corp. may, from time to time, offer certain items of nominal value to any shareholder or investor.

Purchasing Shares Through a
Financial Intermediary

Orders placed through a financial intermediary are considered received when the Fund is notified of the purchase order or when payment is converted into federal funds. Purchase orders through a broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial intermediaries must be received by the financial intermediary and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial intermediary's responsibility to transmit orders promptly. Financial intermediaries may charge fees for their services.


The financial intermediary which maintains investor accounts in Class B Shares or Class C Shares with the Fund must do so on a fully disclosed basis unless it accounts for share ownership periods used in calculating the contingent deferred sales charge (see "Contingent Deferred Sales Charge"). In addition, advance payments made to financial intermediaries may be subject to reclaim by the distributor for accounts transferred to financial intermediaries which do not maintain investor accounts on a fully disclosed basis and do not account for share ownership periods.


Purchasing Shares by Wire

Shares may be purchased by Federal Reserve wire by calling the Fund. All information needed will be taken over the telephone, and the order is considered received when State Street Bank receives payment by wire. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA 02266-8600; Attention; EDGEWIRE; For Credit to: (Fund Name) (Fund Class); (Fund Number,,this number can be found on the account statement or by contacting the Fund); Account Number; Trade Date and Order Number; Group Number or Dealer Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted.

Purchasing Shares by Check

Shares may be purchased by mailing a check made payable to the name of the Fund (designate class of Shares and account number) to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received).

Systematic Investment Program

Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in the Fund. Shareholders should contact their financial intermediary or the Fund to participate in this program.

Retirement Plans

Fund Shares can be purchased as an investment for retirement plans or Individual Retirement Accounts ("IRA"). For further details, contact the Fund and consult a tax adviser.

Class A Shares

Class A Shares are sold at NAV, plus a sales charge. However:

No sales charge is imposed for Class A Shares purchased:

 . through financial intermediaries that do not receive sales charge dealer concessions;

 . by Federated Life Members who maintain a $500 minimum balance in at least one of the Federated Funds; or

 . through "wrap accounts" or similar programs under which clients pay a fee for services.

In addition, the sales charge can be reduced or eliminated by:

 . purchasing in quantity and accumulating purchases at the levels in the table under "Investing in the Fund";

 .  combining concurrent purchases of two or more funds;

 . signing a letter of intent to purchase a specific quantity of shares within 13 months; or

 .  using the reinvestment privilege.

Consult a financial intermediary or Federated Securities Corp. for details on these programs. In order to eliminate the sales charge or receive sales charge reductions, Federated Securities Corp. must be notified by the shareholder in writing or by a financial intermediary at the time of purchase.


Dealer Concession

For sales of Class A Shares, a dealer will normally receive up to 90% of the applicable sales charge. Any portion of the sales charge which is not paid to a dealer will be retained by the distributor. However, the distributor may offer to pay dealers up to 100% of the sales charge retained by it. Such payments may take the form of cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. In some instances, these incentives will be made available only to dealers whose employees have sold or may sell a significant amount of Shares. On purchases of $1 million or more, the investor pays no sales charge; however, the distributor will make twelve monthly payments to the dealer totaling 0.25% of the public offering price over the first year following the purchase. Such payments are based on the original purchase price of Shares outstanding at each month end. The sales charge for Shares sold other than through registered broker/dealers will be retained by Federated Securities Corp.

Federated Securities Corp. may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the establishment of customer accounts and purchases of Shares.

Class B Shares

Class B Shares are sold at NAV. Under certain circumstances, a contingent deferred sales charge will be assessed at the time of a redemption. Orders for $250,000 or more of Class B Shares will automatically be invested in Class A Shares.

Conversion of Class B Shares

Class B Shares will automatically convert into Class A Shares after eight full years from the purchase date. Such conversion will be on the basis of the relative NAVs per Share, without the imposition of any charges. Class B Shares acquired by exchange from Class B Shares of another Federated Fund will convert into Class A Shares based on the time of the initial purchase.

Class C Shares

Class C Shares are sold at NAV. A contingent deferred sales charge of 1.00% will be charged on assets redeemed within the first full 12 months following purchase.

                           REDEEMING AND EXCHANGING SHARES

Shares of the Fund may be redeemed for cash or exchanged for Shares of the same class of other Federated Funds on days on which the Fund computes its NAV. Shares are redeemed at NAV less any applicable contingent deferred sales charge. Exchanges are made at NAV. Shareholders who desire to automatically exchange Shares, of a like class, in a pre-determined amount on a monthly, quarterly, or annual basis may take advantage of a systematic exchange privilege. Information on this privilege is available from the Fund or your financial intermediary. Depending upon the circumstances, a capital gain or loss may be realized when Shares are redeemed or exchanged.

Redeeming or Exchanging Shares Through a Financial Intermediary

Shares of the Fund may be redeemed or exchanged by contacting your financial intermediary before 4:00 p.m. (Eastern time). In order for these transactions to be processed at that day's NAV, financial intermediaries (other than broker/dealers) must transmit the request to the Fund before 4:00 p.m. (Eastern time), while broker/dealers must transmit the request to the Fund before 5:00 p.m. (Eastern time). The financial intermediary is responsible for promptly submitting transaction requests and providing proper written instructions. Customary fees and commissions may be charged by the financial intermediary for this service. Appropriate authorization forms for these transactions must be on file with the Fund.


Redeeming or Exchanging Shares by Telephone

Shares acquired directly from the Fund may be redeemed in any amount, or exchanged, by calling 1-800-341-7400. Appropriate authorization forms for these transactions must be on file with the Fund. Shares held in certificate form must first be returned to the Fund as described in the instructions under "Redeeming or Exchanging Shares by Mail." Redemption proceeds will either be mailed in the form of a check to the shareholder's address of record or wire-transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. The minimum amount for a wire transfer is $1,000. Proceeds from redeemed Shares purchased by check or through ACH will not be wired until that method of payment has cleared.

Telephone instructions will be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming or Exchanging Shares By Mail" should be considered. The telephone transaction privilege may be modified or terminated at any time. Shareholders would be promptly notified.

Redeeming or Exchanging Shares by Mail

Shares may be redeemed in any amount, or exchanged, by mailing a written request to: Federated Shareholder Services Company, Fund Name, Fund Class, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they must accompany the written request. It is recommended that certificates be sent unendorsed by registered or certified mail.

All written requests should state: Fund Name and the Share Class name; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount of the transaction. An exchange request should also state the name of the Fund into which the exchange is to be made. All owners of the account must sign the request exactly as the Shares are registered. A check for redemption proceeds is normally mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption or exchange request is processed.

Requirements for Redemption

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record, must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

Requirements for Exchange

Shareholders must exchange Shares having an NAV equal to the minimum investment requirements of the fund into which the exchange is being made. Contact your financial intermediary directly or the Fund for free information on and prospectuses for the Federated Funds into which your Shares may be exchanged. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.

Upon receipt of proper instructions and required supporting documents, Shares submitted for exchange are redeemed and proceeds invested in the same class of shares of the other fund. Signature guarantees will be required to exchange between fund accounts not having identical shareholder registrations. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.

Systematic Withdrawal Program

Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000, other than retirement accounts subject to required minimum distributions. A shareholder may apply for participation in this program through his financial intermediary or by calling the Fund.


Because participation in this program may reduce, and eventually deplete the shareholder's investment in the Fund, payments under this program should not be considered as yield or income. It is not advisable for shareholders to continue to purchase Class A Shares subject to a sales charge while participating in this program. A contingent deferred sales charge may be imposed on Class B and C Shares.

Contingent Deferred Sales Charge

The contingent deferred sales charge will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the distributor. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. The contingent deferred sales charge will not be imposed with respect to Shares acquired through the reinvestment of dividends or distributions of long-term capital gains. In determining the applicability of the contingent deferred sales charge, the required holding period for your new Shares received through an exchange will include the period for which your original Shares were held.

Eliminating the Contingent Deferred Sales Charge

Upon written notification to Federated Securities Corp. or the transfer agent, no contingent deferred sales charge will be imposed on redemptions:

 . following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

 . representing minimum required distributions from an IRA or other retirement plan to a shareholder who has attained the age of 70 1/2;

 . which are involuntary redemptions of shareholder accounts that do not comply with the minimum balance requirements;

 .  which are qualifying redemptions of Class B Shares under a Systematic
   Withdrawal Program;

 .  which are reinvested in the Fund under the reinvestment privilege;

 . of Shares held by Trustees, employees and sales representatives of the Fund, the distributor, or affiliates of the Fund or distributor, employees of any financial intermediary that sells Shares of the Fund pursuant to a sales agreement with the distributor, and their immediate family members to the extent that no payments were advanced for purchases made by these persons; and

 . of Shares originally purchased through a bank trust department, an investment adviser registered under the Investment Advisers Act of 1940 or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or any other financial intermediary, to the extent that no payments were advanced for purchases made through such entities.

For more information regarding the elimination of the contingent deferred sales charge through a Systematic Withdrawal Program, or any of the above provisions, contact your financial intermediary or the Fund. The Fund reserves the right to discontinue or modify these provisions. Shareholders will be notified of such action.
                         ACCOUNT AND SHARE INFORMATION

Confirmations and Account Statements

Shareholders will receive detailed confirmations of transactions (except for systematic program transactions). In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.

Dividends and Distributions

Dividends are declared and paid quarterly to all shareholders invested in the Fund on the record date. Net long-term capital gains realized by the Fund, if any, will be distributed at least once every twelve months. Dividends and distributions are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date without a sales charge, unless shareholders request cash payments on the new account form or by contacting the transfer agent.


Accounts with Low Balances

Due to the high cost of maintaining accounts with low balances, the Fund may close an account by redeeming all Shares and paying the proceeds to the shareholder if the account balance falls below the applicable minimum investment amount. Retirement plan accounts and accounts where the balance falls below the minimum due to NAV changes will not be closed in this manner. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

                               TRUST INFORMATION

Management of the Trust
Board of Trustees

The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

Investment Adviser

Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

 Advisory Fees

 The Adviser receives an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. Under the investment advisory contract, which provides for the voluntary waiver of the advisory fee by the Adviser, the Adviser may voluntarily waive some or all of its fee. This does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities. The Adviser can terminate this voluntary waiver at any time in its sole discretion.


 Adviser's Background

 Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) Shares of Federated Investors are owned by a trust, the Trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

 Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.



 James E. Grefenstette has been the Fund's portfolio manager since December, 1994. Mr. Grefenstette joined Federated Investors in 1992 as an Investment Analyst and has been a Vice President of the Fund's investment adviser since July 1996. From 1994 until 1996, Mr. Grefenstette acted as an Assistant Vice President of the Fund's investment adviser. Mr. Grefenstette was a credit analyst at Westinghouse Credit Corp. from 1990 until 1992. Mr.Grefenstette is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University.

 Salvatore Esposito has been the Fund's portfolio manager since November 1997. Mr. Esposito joined Federated Investors in 1995 as an Investment Analyst of the Fund's adviser and has been an Assistant Vice President of the Fund's adviser since October 1997. From 1987 to 1995, Mr. Esposito served in various positions at PNC Bank, culminating in that of Vice President/Lead Reviewer. Mr.Esposito earned his M.B.A., concentrating in Finance, from Duquesne University.


Both the Trust and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Board of Trustees, and could result in severe penalties.

Distribution of Shares


Federated Securities Corp. is the principal distributor for Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

The distributor may offer to pay financial institutions an amount equal to 1% of the NAV of Class C Shares purchased by their clients or customers at the time of purchase. These payments will be made directly by the distributor from its assets, and will not be made from assets of the Fund. Financial institutions may elect to waive the initial payment described above; such waiver will result in the waiver by the Fund of the otherwise applicable contingent deferred sales charge.

The distributor will pay dealers an amount equal to 5.50% of the NAV of Class B Shares purchased by their clients or customers. These payments will be made directly by the distributor from its assets, and will not be made from the assets of the Fund. Dealers may voluntarily waive receipt of all or any portion of these payments. The distributor may pay a portion of the distribution fee discussed below to financial institutions that waive all or any portion of the advance payments.

Distribution Plan (Class B Shares and Class C Shares Only) and Shareholder
Service

Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), Class B Shares and Class C Shares will pay a fee to the distributor in an amount computed at an annual rate of 0.75% of the average daily net assets of each class of Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan. For Class C Shares, the distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers. With respect to Class B Shares, because distribution fees to be paid by the Fund to the distributor may not exceed an annual rate of 0.75% of each class of Shares average daily net assets, it will take the distributor a number of years to recoup the expenses it has incurred for its sales services and distribution-related support services pursuant to the Distribution Plan.

The Distribution Plan is a compensation type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by Shares under the Distribution Plan.

In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily NAV of Class A Shares, Class B Shares, and Class C Shares to obtain certain personal services for shareholders and for the maintenance of shareholder accounts ("Shareholder Services"). Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.


Supplemental Payments to Financial Institutions


Federated Securities Corp. will pay financial institutions, at the time of purchase of Class A Shares, an amount equal to 0.50% of the NAV of Class A Shares purchased by their clients or customers under certain qualified retirement plans as approved by Federated Securities Corp. (Such payments are subject to a reclaim from the financial institution should the assets leave the program within 12 months after purchase.)

Furthermore, with respect to Class A Shares, Class B Shares, and Class C Shares, in addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Adviser or its affiliates.

Administration of the Fund
Administrative Services

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all Federated Funds as specified below:

Maximum      Average Aggregate
  Fee         Daily Net Assets
0.150% on the first $250 million 0.125% on the next $250 million 0.100% on the next $250 million 0.075% on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may choose voluntarily to waive a portion of its fee.


                             BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by Federated Securities Corp. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.

                            SHAREHOLDER INFORMATION


Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of each portfolio or class in the Fund have equal voting rights, except that in matters affecting only a particular portfolio or class, only Shares of that portfolio or class are entitled to vote.

Trustees may be removed by the Trustees or shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Fund's outstanding Shares of all series entitled to vote.




                                TAX INFORMATION

Federal Income Tax

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional Shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the Shares. No federal income tax is due on any dividends earned in an IRA or qualified retirement plan until distributed.

State and Local Taxes

In the opinion of Houston, Donnelly and Meck, counsel to the Trust, Trust shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Trust would be subject to such taxes if owned directly by residents of those jurisdictions.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws..


PERFORMANCE INFORMATION

From time to time, the Fund advertises its total return and yield for each class of Shares.

Total return represents the change, over a specific period of time, in the value of an investment in each class of Shares after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of each class of Shares is calculated by dividing the net investment income per share (as defined by the SEC) earned by each class of Shares over a thirty-day period by the maximum offering price per share of each class on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by each class of Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The performance information reflects the effect of non-recurring charges, such as the maximum sales charge or contingent deferred sales charges, which, if excluded, would increase the total return and yield.

Total return and yield will be calculated separately for Class A Shares, Class B Shares, and Class C Shares.

From time to time, advertisements for Class A Shares, Class B Shares, and Class C Shares of the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the performance of Class A Shares, Class B Shares, and Class C Shares to certain indices.


Federated Growth Strategies Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000


Distributor
Federated Securities Corp.
Federated Investors Tower
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Management
Federated Investors Tower
Pittsburgh, PA 15222-3779

Custodian
State Street Bank and
Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent
and Dividend
Disbursing Agent
Federated Shareholder
Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors
Ernst & Young LLP
One Oxford Centre
Pittsburgh, PA 15219



Federated Securities Corp., Distributor

1-800-341-7000


www.federated investors.com


Cusip 314172107
Cusip 314172206
Cusip 314172305
G01228-01 (12/97)


Federated Growth
Strategies Fund

(A Portfolio of Federated Equity Funds)

Class A Shares, Class B Shares,
Class C Shares

Prospectus
December 31, 1997

An Open-End, Diversified
Management Investment Company












                          FEDERATED GROWTH STRATEGIES FUND
                      (A PORTFOLIO OF FEDERATED EQUITY FUNDS)
                                   CLASS A SHARES
                                   CLASS B SHARES
                                   CLASS C SHARES


                        STATEMENT OF ADDITIONAL INFORMATION











   This Statement of Additional Information should be read with the prospectus of Federated Growth Strategies Fund (the "Fund"), dated December 31, 1997. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.

FEDERATED GROWTH STRATEGIES FUND
FEDERATED INVESTORS FUNDS
5800 CORPORATE DRIVE
PITTSBURGH, PENNSYLVANIA 15237-7000
                         Statement dated December 31, 1997





[GRAPHIC OMITTED]

Cusip 314172107
Cusip 314172206
Cusip 314172305
G01228-02 (12/97)

GENERAL INFORMATION ABOUT THE FUND
   The Fund is a portfolio of Federated Equity Funds (the "Trust"). The Fund was established under the laws of Massachusetts on April 17, 1984.

Shares of the Fund are offered in three classes known as Class A Shares, Class B Shares, and Class C Shares (individually and collectively referred to as "Shares" as the context may require). This Statement of Additional Information relates to all three classes of the above-mentioned Shares.

INVESTMENT OBJECTIVE AND POLICIES
The Fund's investment objective is appreciation of capital. The Fund pursues this investment objective by investing primarily in equity securities of companies with prospects for above-average growth in earnings and dividends. The investment objective cannot be changed without approval of shareholders.

TYPES OF INVESTMENTS

The Fund may invest in common stocks, preferred stocks, corporate bonds, debentures, notes, warrants, and put options on stocks.

   CORPORATE DEBT SECURITIES

      Corporate debt securities may bear fixed, fixed and contingent, or variable rates of interest. They may involve equity features such as conversion or exchange rights, warrants for the acquisition of common stock of the same or a different issuer, participations based on revenues, sales, or profits, or the purchase of common stock in a unit transaction (where corporate debt securities and common stock are offered as a unit).

         The corporate debt securities (excluding convertible securities) in which the Fund may invest will be rated investment grade, i.e., Baa or better by Moody's Investors Service, Inc. ("Moody's"), or BBB or better by Standard & Poor's Ratings Services ("S&P") or Fitch Investors Service, L.P. ("Fitch") (or, if unrated, are deemed to be of comparable quality by the Fund's investment adviser). It should be noted that securities receiving the lowest investment grade rating are considered to have some speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated securities. In the event that a security which had an eligible rating when purchased is downgraded below Baa or BBB, the investment adviser will promptly reassess whether continued holding of the security is consistent with the Fund's objective.


   RESTRICTED SECURITIES

      The Fund expects that any restricted securities would be acquired either from institutional investors who originally acquired the securities in private placements or directly from the issuers of the securities in private placements. Restricted securities and securities that are not readily marketable may sell at a discount from the price they would bring if freely marketable.

   PUT AND CALL OPTIONS

      The Fund may purchase listed put options on stocks or write covered call options to protect against price movements in particular securities in its portfolio and generate income. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. As writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price.

      The Fund may only: (1) buy put options which are listed on a recognized options exchange and which are on securities held in its portfolio; and
      (2) sell listed call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any such additional consideration). The Fund will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or expire. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the investment adviser will consider liquidity before entering into option transactions, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. The Fund reserves the right to hedge the portfolio by buying financial futures and put options on stock index futures and financial futures.

      However, the Fund will not engage in these transactions until (1) an amendment to its Registration Statement is filed with the Securities and Exchange Commission and becomes effective; and (2) ten days after a supplement to the prospectus disclosing this change in policy has been mailed to the shareholders.

TEMPORARY INVESTMENTS

The Fund may also invest in temporary investments from time to time for defensive purposes.

   MONEY MARKET INSTRUMENTS

      The Fund may invest in the following money market instruments:

      * instruments of domestic and foreign banks and savings associations if they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured in full by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC"), or the Savings Association Insurance Fund, which is administered by the FDIC; and

      * prime commercial paper (rated A-1 by S&P , Prime-1 by Moody's, or F-1 by Fitch).

   U.S. GOVERNMENT OBLIGATIONS

     The types of U.S. government obligations in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

      the full faith and credit of the U.S. Treasury;

       the issuer's right to borrow from the U.S. Treasury;

    the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or

      the credit of the agency or instrumentality issuing the obligations.

      Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:

       Farm Credit Banks;

      Federal Home Loan Banks;

       Federal National Mortgage Association;

      Student Loan Marketing Association; and

      Federal Home Loan Mortgage Corporation.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

   INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest in the securities of affiliated money market funds as an efficient means of managing the Fund's uninvested cash.

LENDING OF PORTFOLIO SECURITIES

The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

REPURCHASE AGREEMENTS

The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are found by the Fund's investment adviser to be creditworthy pursuant to guidelines established by the Board of Trustees (the "Trustees").

REVERSE REPURCHASE AGREEMENTS

The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future, the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled.

PORTFOLIO TURNOVER

   The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. For the fiscal years ended October 31, 1997 and 1996, the portfolio turnover rates were 146%, and 89%, respectively.
INVESTMENT LIMITATIONS

   CONCENTRATION OF INVESTMENTS

      The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry. However, the Fund may at times invest 25% or more of the value of its total assets in cash or cash items (not including certificates of deposit), securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or repurchase agreements secured by such instruments.

   INVESTING IN COMMODITIES

      The Fund will not purchase or sell commodities. The Fund reserves the right to purchase financial futures and put options on stock index futures and on financial futures.

   INVESTING IN REAL ESTATE

      The Fund will not purchase or sell real estate, although it may invest in the securities of companies whose business involves the purchase or sale of real estate, or in securities which are secured by real estate or interests in real estate.

   BUYING ON MARGIN

      The Fund will not purchase any securities on margin but may obtain such short-term credits as may be necessary for the clearance of transactions and may make margin payments in connection with buying financial futures, put options on stock index futures, and put options on financial futures.

   SELLING SHORT

      The Fund will not sell securities short unless at all times when a short position is open, it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issuer as, and equal in amount to, the securities sold short; and unless not more than 10% of the value of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time.

   ISSUING SENIOR SECURITIES AND BORROWING MONEY

      The Fund will not issue senior securities, except as permitted by its investment objective and policies, and except that the Fund may borrow money and engage in reverse repurchase agreements only in amounts up to one-third of the value of its net assets, including the amounts borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure, or to facilitate management of the portfolio by enabling the Fund to meet redemption requests where the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any such borrowings (including reverse repurchase agreements) are outstanding.

   LENDING CASH OR SECURITIES

      The Fund will not lend any of its assets except portfolio securities. This shall not prevent the purchase or holding of corporate or government bonds, debentures, notes, certificates of indebtedness, or other debt securities of an issuer, repurchase agreements, or other transactions which are permitted by the Fund's investment objective and policies or Declaration of Trust.

   UNDERWRITING

      The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

   INVESTING IN MINERALS

      The Fund will not purchase interests in oil, gas, or other mineral exploration or development programs, although it may purchase the securities of issuers which invest in or sponsor such programs.

   DIVERSIFICATION OF INVESTMENTS

      The Fund will not purchase the securities of any issuer (other than securities of the U.S. government, its agencies, or instrumentalities, or instruments secured by securities of such issuers, such as repurchase agreements) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or acquire more than 10% of any class of voting securities of any issuer. For these purposes, the Fund takes all common stock and all preferred stock of an issuer each as a single class, regardless of priorities, series, designations, or other differences.

   The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material changes in these limitations become effective.

   INVESTING IN ILLIQUID SECURITIES

      The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice and certain restricted securities not determined by the Trustees to be liquid.

   PLEDGING ASSETS

      The Fund will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing.

   WRITING COVERED CALL OPTIONS

      The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

   ACQUIRING SECURITIES

      The Fund will not purchase securities of a company for the purpose of exercising control or management. However, the Fund may invest in up to 10% of the voting securities of any one issuer and may exercise its voting powers consistent with the best interests of the Fund. In addition, the Fund, other companies advised by the Fund's investment adviser, and other affiliated companies may together buy and hold substantial amounts of voting stock of a company and may vote together in regard to such company's affairs. In some such cases, the Fund and its affiliates might collectively be considered to be in control of such company. In some cases, Trustees and other persons associated with the Fund and its affiliates might possibly become directors of companies in which the Fund holds stock.

    For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

       Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. The Fund did not borrow money, sell securities short, or invest in reverse repurchase agreements in excess of 5% of the value of its total assets during the last fiscal year and has no present intent to do so in the coming fiscal year. Short selling may accelerate the recognition of gains.



FEDERATED EQUITY FUNDS MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Federated Equity Funds, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924

Chairman and Trustee

     Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Company.


Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.



John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937

Trustee

     President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.



William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918

Trustee

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.



James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922

Trustee

     Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.



Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932

Trustee

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.



Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924

Trustee

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.



Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942

Trustee

     Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.



John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932

Trustee

President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Funds.



Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925

Trustee

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; Director or Trustee of the Funds.



Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935

Trustee

     Public relations/Marketing/Conference Planning; Director or Trustee of the Funds.



Glen R. Johnson
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 2, 1929

President

Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.



J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949

Executive Vice President

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.

Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930

Executive Vice President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.



John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938

Executive Vice President , Secretary and Treasurer

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.



Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923

Vice President

     Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.



* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.

As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; WesMark Funds; WCT Funds; and World Investment Series, Inc.


SHARE OWNERSHIP

   Officers and Trustees own less than 1% of the Fund's outstanding Shares.

As of December 1, 1997, the following shareholder of record owned 5% or more of the outstanding Class C Shares of the Fund: Merrill Lynch Pierce Fenner & Smith for the sole benefit of its customers, Jacksonville, Florida, owned approximately 24,875 Shares (10.22%).

TRUSTEES COMPENSATION


                            AGGREGATE
NAME,                     COMPENSATION
POSITION WITH                 FROM                TOTAL COMPENSATION PAID
TRUST                        TRUST*#                FROM FUND COMPLEX

John F. Donahue             $0          $0 for the Trust and
Chairman and Trustee                    56 other investment companies in the Fund
Complex

Thomas G. Bigley        $1,454          $108,725  for the Trust and
Trustee                                 56 other investment companies in the Fund
Complex

John T. Conroy, Jr.     $1,600          $119,615 for the Trust and
Trustee                                 56 other investment companies in the Fund
Complex

William J. Copeland     $1,600          $119,615 for the Trust and
Trustee                                 56 other investment companies in the Fund
Complex

James E. Dowd           $1,600          $119,615 for the Trust and
Trustee                                 56 other investment companies in the Fund
Complex

Lawrence D. Ellis, M.D. $1,454          $108,725 for the Trust and
Trustee                                 56 other investment companies in the Fund
Complex

Edward L. Flaherty, Jr. $1,600          $119,615 for the Trust and
Trustee                                 56 other investment companies in the Fund
Complex

Peter E. Madden         $1,454          $108,725 for the Trust and
Trustee                                 56 other investment companies in the Fund
Complex

John E. Murray          $1,454          $108,725 for the Trust and
Trustee                                 56 other investment companies in the Fund
Complex

Wesley W. Posvar        $1,454          $108,725 for the Trust and
Trustee                                 56 other investment companies in the Fund
Complex

Marjorie P. Smuts       $1,454          $108,725 for the Trust and
Trustee                                 56 other investment companies in the Fund
Complex



*  Information is furnished for the fiscal year ended October 31, 1997.

# The aggregate compensation is provided for the Trust which is comprised of 4 portfolios.

   The information is provided for the last calendar year.

TRUSTEE LIABILITY

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES
ADVISER TO THE FUND

     The Fund's investment adviser is Federated Management (the "Adviser"). It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue.

The Adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

ADVISORY FEES

   For its advisory services, the Adviser receives an annual investment advisory fee as described in the prospectus. During the fiscal years ended October 31, 1997, 1996, and 1995, the Fund's Adviser earned $3,438,932, $2,042,918, and
$1,958,826, respectively.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of shares of funds offered by Federated Securities Corp.

BROKERAGE TRANSACTIONS
   The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

For the fiscal years ended October 31, 1997, 1996, and 1995, the Fund paid total brokerage commissions in the amount of $1,166,954, $532,694, and $1,002,791, respectively.

Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be make by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of , the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

OTHER SERVICES
FUND ADMINISTRATION

   Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994, to March 1, 1996, Federated Administrative Services, a subsidiary of Federated Investors, served as the Fund's Administrator. For purposes of this Statement of Additional Information, Federated Services Company and Federated Administrative Services, may hereinafter collectively be referred to as the "Administrators." For the fiscal years ended October 31, 1997, 1996, and December 31, 1995, the Administrators earned $346,201, $205,948, and $197,711, respectively.

CUSTODIAN

State Street Bank and Trust Company ("State Street Bank"), Boston, MA is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.

TRANSFER AGENT

Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the level of the Fund's average net assets for the period plus out-of-pocket expenses.

INDEPENDENT AUDITORS

     The independent auditors for the Fund are Ernst & Young LLP, Pittsburgh,
PA.

PURCHASING SHARES
   Except under certain circumstances described in the prospectus, Shares are sold at their net asset value (plus a sales charge on Class A Shares only) on days the New York Stock Exchange is open for business. The procedure for purchasing Shares is explained in the prospectus under "Investing in the Fund" and "Purchasing Shares."

QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES

As described in the prospectus, larger purchases reduce the sales charge paid. The Fund will combine purchases of Class A Shares made on the same day by the investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.

If an additional purchase of Class A Shares is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns Class A Shares having a current value at the public offering price of $90,000 and he purchases $10,000 more at the current public offering price, the sales charge on the additional purchase according to the schedule now in effect would be 3.75%, not 4.50%.

To receive the sales charge reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial intermediary at the time the purchase is made that Class A Shares are already owned or that purchases are being combined. The Fund will reduce or eliminate the sales charge after it confirms the purchases.

CONCURRENT PURCHASES

For purposes of qualifying for a sales charge reduction, a shareholder has the privilege of combining concurrent purchases of Class A Shares of two or more funds for which affiliates of Federated Investors serve as investment adviser and principal underwriter (the "Federated Funds"), the purchase price of which includes a sales charge. For example, if a shareholder concurrently invested $30,000 in the Class A Shares of one of the other Federated Funds with a sales charge, and $70,000 in this Fund, the sales charge would be reduced.

To receive this sales charge reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial intermediary at the time the concurrent purchases are made. The Fund will reduce the sales charge after it confirms the purchases.

LETTER OF INTENT

If a shareholder intends to purchase at least $50,000 of Class A Shares of Federated Funds (excluding money market funds) over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the custodian to hold up to 5.50% of the total amount intended to be purchased in escrow (in Shares) until such purchase is completed.

The Shares held in escrow in the shareholder's account will be released upon fulfillment of the letter of intent or the end of the 13-month period, whichever comes first. If the amount specified in the letter of intent is not purchased, an appropriate number of escrowed Shares may be redeemed in order to realize the difference in the sales charge.

While this letter of intent will not obligate the shareholder to purchase Shares, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. At the time a letter of intent is established, current balances in accounts in any Class A Shares of any Federated Funds, excluding money market accounts, will be aggregated to provide a purchase credit towards fulfillment of the letter of intent. Prior trade prices will not be adjusted.

REINVESTMENT PRIVILEGE

The reinvestment privilege is available for all Shares of the Fund. If Class A Shares in the Fund have been redeemed, the shareholder has the privilege, within 120 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. Similarly, shareholders who redeem Class B Shares or Class C Shares may be reinvested in the same Share class within 120 days but would not be entitled to a reimbursement of the contingent deferred sales charge if paid at the time of redemption. However, such reinvested shares would not be subject to a contingent deferred sales charge upon later redemption. In addition, if the Class B or Class C Shares were reinvested through a financial intermediary, the financial intermediary would not be entitled to an advanced payment from Federated Securities Corp. on the reinvested Shares. Federated Securities Corp. must be notified by the shareholder in writing or by his financial intermediary of the reinvestment in order to eliminate a sales charge or a contingent deferred sales charge. If the shareholder redeems Shares in the Fund, there may be tax consequences.

CONVERSION OF CLASS B SHARES

Class B Shares will automatically convert into Class A Shares on or around the 15th of the month eight full years from the purchase date and will no longer be subject to a fee under the distribution plan. For purposes of conversion to Class A Shares, Shares purchased through the reinvestment of dividends and distributions paid on Class B Shares will be considered to be held in a separate sub-account. Each time any Class B Shares in the shareholder's account (other than those in the sub-account) convert to Class A Shares, an equal pro rata portion of the Class B Shares in the sub-account will also convert to Class A Shares. The conversion of Class B Shares to Class A Shares is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that such conversions will not constitute taxable events for federal tax purposes. There can be no assurance that such ruling or opinion will be available, and the conversion of Class B Shares to Class A Shares will not occur if such a ruling or opinion is not available. In such event, Class B Shares would continue to be subject to higher expenses than Class A Shares for an indefinite period.

     DISTRIBUTION PLAN (CLASS B SHARES AND CLASS C SHARES ONLY) AND SHAREHOLDER SERVICES AGREEMENT

These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services as appropriate, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.

By adopting the Distribution Plan (Class B Shares and Class C Shares only), the Trustees expect that the Class B Shares and Class C Shares of the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.

Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

For the fiscal year ended October 31, 1997, the Fund paid shareholder service fees for Class A Shares, Class B Shares, and Class C Shares in the amounts of $1,81,072 , $54,008, and $11,231, respectively, of which $431,425, $0, and
$4,025, respectively, were voluntarily waived.

For the fiscal year ended October 31, 1997, the Class B Shares and Class C Shares of the Fund paid distribution services fees in the amounts of $162,025, and $33,692, respectively.

Federated Investors and its subsidiaries may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares may be paid to third-party financial providers who have advanced commissions to financial intermediaries.

PURCHASES BY SALES REPRESENTATIVES, FUND TRUSTEES, AND EMPLOYEES

The following individuals and their immediate family members may buy Class A Shares at net asset value without a sales charge:

  o Trustees, employees, and sales representatives of the Fund, Federated Management, and Federated Securities Corp. and its affiliates;

  o Federated Life Members (Class A Shares Only);

  o any associated person of an investment dealer who has a sales agreement with Federated Securities Corp.; and

  o trusts, pensions, or profit-sharing plans for these individuals.

These sales are made with the purchaser's written assurance that the purchase is for investment purposes and that the securities will not be resold except through redemption by the Fund.

DETERMINING NET ASSET VALUE
   The Fund's net asset value per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The net asset value for each class of Shares may differ due to the variance in daily net income realized by each class.

Net asset value is not determined on (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities, other than options, are determined as follows:

   according to the last sale price on a national securities exchange, if available;

  inthe absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices and for bonds and other fixed income securities as determined by an independent pricing service for unlisted equity securities, the latest bid prices; or

   for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service or at fair value as determined in good faith by the Trustees.

Options are valued at the market values established by the exchanges at the close of option trading unless the Trustees determine in good faith that another method of valuing option positions is necessary.

REDEEMING SHARES
   The Fund redeems Shares at the next computed net asset value after the Fund receives the redemption request. Shareholder redemptions may be subject to a contingent deferred sales charge. Redemption procedures are explained in the prospectus under "Redeeming and Exchanging Shares." Although the transfer agent does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.

REDEMPTION IN KIND

Although the Fund intends to redeem Shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio.

Redemption in kind will be made in conformity with applicable SEC rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.

The Fund has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Fund is obligated to redeem Shares for any shareholder in cash up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.

CONTINGENT DEFERRED SALES CHARGE

In computing the amount of the applicable Contingent Deferred Sales Charge, redemptions are deemed to have occurred in the following order: (1) Shares acquired through the reinvestment of dividends and long-term capital gains; (2) Shares held for more than six full years from the date of purchase with respect to Class B Shares and one full year from the date of purchase with respect to Class C Shares; (3) Shares held for fewer than six years with respect to Class B Shares and for less than one full year from the date of purchase with respect to Class C Shares on a first-in, first-out basis.

   ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE--CLASS B SHARES

      To qualify for elimination of the contingent deferred sales charge through a Systematic Withdrawal Program, the redemptions of Class B Shares must be from an account that is at least 12 months old, has all Fund distributions reinvested in Fund Shares, and has an account value of at least $10,000 when the Systematic Withdrawal Program is established. Qualifying redemptions may not exceed 1.00% monthly of the account value as periodically determined by the Fund. The amounts that a shareholder may withdraw under a Systematic Withdrawal Program that qualify for elimination of the Contingent Deferred Sales Charge may not exceed 12% annually with reference initially to the value of the Class B Shares upon establishment of the Systematic Withdrawal Program and then as calculated at the annual valuation date. Redemptions on a qualifying Systematic Withdrawal Program can be made at a rate of 1.00% monthly, 3.00% quarterly, or 6.00% semi-annually with reference to the applicable account valuation amount. Amounts that exceed the 12.00% annual limit for redemption, as described, may be subject to the Contingent Deferred Sales Charge. To the extent that a shareholder exchanges Shares for Class B Shares of other Federated Funds, the time for which the exchanged-for Shares are to be held will be added to the time for which exchanged-from Shares were held for purposes of satisfying the 12-month holding requirement. However, for purposes of meeting the $10,000 minimum account value requirement, Class B Share accounts will be not be aggregated. Any Shares purchased prior to the termination of this program would have the contingent deferred sales charge eliminated as provided in the Fund's prospectus at the time of the purchase of the Shares.

MASSACHUSETTS PARTNERSHIP LAW
Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

EXCHANGING SECURITIES FOR SHARES
Investors may exchange securities they already own for Shares, or they may exchange a combination of securities and cash for Shares. An investor should forward the securities in negotiable form with an authorized letter of transmittal to Federated Securities Corp. The Fund will notify the investor of its acceptance and valuation of the securities within five business days of their receipt by State Street Bank.

The Fund values securities in the same manner as the Fund values its assets. The basis of the exchange will depend upon the net asset value of Shares on the day the securities are valued. One share of the Fund will be issued for each equivalent amount of securities accepted.

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, or other rights attached to the securities become the property of the Fund, along with the securities.

TAX CONSEQUENCES

Exercise of this exchange privilege is treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for shares, a gain or loss may be realized by the investor.

TAX STATUS
THE FUND'S TAX STATUS

The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

  derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

  invest in securities within certain statutory limits; and

 distribute to its shareholders at least 90% of its net income earned during the year.

SHAREHOLDERS' TAX STATUS

Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional Shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.

   CAPITAL GAINS

      Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held the Fund Shares.

TOTAL RETURN
   The Fund's average annual total returns based on offering price for the following periods ended October 31, 1997 were:

SHARE CLASSINCEPTION DATEONE-YEARFIVE-YEARSTEN-YEARSSINCE INCEPTION

Class A   August 23, 198428.88%    16.63%   16.83%      16.64%
Class B   August 15, 199529.08%                         25.11%
Class C   August 15, 199534.53%                         27.27%

The average annual total return for all classes of Shares of the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the offering price per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming a reinvestment of all dividends and distributions. Any applicable contingent deferred sales charge is deducted from the ending value of the investments based on the lesser of the original purchase price or the offering price of Shares redeemed.

 YIELD
   The Fund's yields for the thirty-day period ended October 31, 1997 were:

SHARE CLASSYIELD

Class A    (1.12%)
Class B      0%
Class C      0%

The yield for all classes of Shares of the Fund is determined by dividing the net investment income per Share (as defined by the SEC) earned by any class of Shares over a thirty-day period by the maximum offering price per Share of any class of Shares on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by any class of Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in any class of Shares, the performance will be reduced for those shareholders paying those fees.

PERFORMANCE COMPARISONS
The performance of each of the classes of Shares depends upon such variables as:

  portfolio quality;

   average portfolio maturity;

  type of instruments in which the portfolio is invested;

   changes in interest rates and market value of portfolio securities;

  changes in the Fund's or any class of Shares' expenses; and

   various other factors.

The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

 LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time. From time to time, the Fund will quote its Lipper ranking in the "growth funds" category in advertising and sales literature.

  DOW JONES INDUSTRIAL AVERAGE is an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

 STANDARD & POOR'S LOW-PRICED INDEX compares a group of approximately twenty actively traded stocks priced under $25 for one month periods and year-to-date.

  STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS (S&P 500), a composite index of common stocks in industry, transportation, and financial and public utility companies, can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S&P 500 assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.

  LIPPER GROWTH FUND AVERAGE is an average of the total returns for 580 growth funds tracked by Lipper Analytical Services, Inc., an independent mutual fund rating service.

 LIPPER GROWTH FUND INDEX is an average of the net asset-valuated total returns for the top 30 growth funds tracked by Lipper Analytical Services, Inc., an independent mutual fund rating service.

   MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

  VALUE LINE MUTUAL FUND SURVEY, published by Value Line Publishing, Inc., analyzes price, yield, risk, and total return for equity and fixed income mutual funds. The highest rating is One, and ratings are effective for two weeks.

   CDA MUTUAL FUND REPORT, published by CDA Investment Technologies, Inc., analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

     STRATEGIC INSIGHT MUTUAL FUND RESEARCH AND CONSULTING, ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time. From time to time, the Fund will quote its Strategic Insight ranking in the "growth funds" category in advertising and sales literature.

     MUTUAL FUND SOURCE BOOK, published by Morningstar, Inc., analyzes price, yield, risk, and total return for equity and fixed income funds.

     VALUE LINE COMPOSITE INDEX consists of approximately 1,700 common equity securities. It is based on a geometric average of relative price changes of the component stocks and does not include income.

     STRATEGIC INSIGHT GROWTH FUNDS INDEX consists of mutual funds that invest in well-established companies primarily for long-term capital gains rather than current income.

     FINANCIAL PUBLICATIONS: The Wall Street Journal, Business Week, Changing Times, Financial World, Forbes, Fortune, and Money Magazines, among others--provide performance statistics over specified time periods.

Advertisements and other sales literature for any class of shares may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in any class of shares based on quarterly reinvestment of dividends over a specified period of time.

From time to time as it deems appropriate, the Fund may advertise the performance of any class of shares using charts, graphs, and descriptions, compared to federally insured bank products including certificates of deposit and time deposits and to money market funds using the Lipper Analytical Services money market instruments average. In addition, advertising and sales literature for the Fund may use charts and graphs to illustrate the principles of dollar-cost averaging and may disclose the amount of dividends paid by the Fund over certain periods of time.

Advertisements may quote performance information which does not reflect the effect of the sales charge on Class A Shares.

Advertising and other promotional literature may include charts, graphs, and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by the Fund portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.

ABOUT FEDERATED INVESTORS
Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making -- structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.

   In the equity sector, Federated Investors has more than 26 years' experience. As of December 31, 1996, Federated Investors managed 31 equity funds totaling approximately $7.6 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated Investors' value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry
A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international and global portfolios.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.*

Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

INSTITUTIONAL CLIENTS

     Federated meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division. *source: Investment Company Institute

BANK MARKETING

Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country-- supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high rankings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated Securities Corp.

FINANCIAL STATEMENTS
The financial statements for Federated Growth Strategies Fund for the fiscal year ended October 31, 1997 are incorporated herein by reference to the Annual Report to Shareholders of Federated Growth Strategies Fund dated October 31, 1997 (File No. 811-4017). A copy of the Annual Report may be obtained without charge by contacting the Fund.

APPENDIX
   STANDARD & POOR'S RATINGS SERVICES CORPORATE AND MUNICIPAL BOND RATING DEFINITIONS

AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

NR--NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy. S&P may apply a plus (+) or minus (-) to the above rating classifications to show relative standing within the classifications.

MOODY'S INVESTORS SERVICE, INC. CORPORATE AND MUNICIPAL BOND RATING

   Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR--Not rated by Moody's. Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

   FITCH INVESTORS SERVICE, L.P. LONG-TERM DEBT RATINGS

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

   FITCH INVESTORS SERVICE, L.P.  SHORT-TERM DEBT RATINGS

     F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment only slightly less in degree than issues rated F-1+.

   STANDARD AND POOR'S RATINGS SERVICES  COMMERCIAL PAPER RATING DEFINITIONS

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATING DEFINITIONS

P-1--Issuers (or supporting institutions) rated Prime-1 (P-1) have a superior capacity for repayment of senior short-term promissory obligations. P-1 repayment capacity will often be evidenced by many of the following characteristics:

  Leading market positions in well-established industries.

  High rates of return on funds employed.

 Conservative capitalization structure with moderate reliance on debt and ample asset protection.

  Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

Well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.







Federated Small Cap Strategies Fund

(A Portfolio of Federated Equity Funds)
Class A Shares, Class B Shares, Class C Shares

Prospectus

The shares of Federated Small Cap Strategies Fund (the "Fund") represent interests in a diversified portfolio of Federated Equity Funds (the "Trust"), an open-end management investment company (a mutual fund). The investment objective of the Fund is to provide capital appreciation. Any income received from the portfolio is entirely incidental. The Fund pursues its investment objective by investing primarily in a portfolio of common stocks of small capitalization companies.

The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in these shares involves investment risks, including the possible loss of principal.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated December 31, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated December 31, 1997


                               TABLE OF CONTENTS


Summary of Fund Expenses.........................................   1

Financial Highlights.............................................   2
 Class A Shares..................................................   2
 Class B Shares..................................................   3
 Class C Shares..................................................   4

General Information..............................................   5

Investment Information...........................................   5
 Investment Objective............................................   5
 Investment Policies.............................................   5
 Investment Limitations..........................................  10

Net Asset Value..................................................  11

Investing in the Fund............................................  11

Purchasing Shares................................................  11
 Purchasing Shares Through a Financial Intermediary..............  11
 Purchasing Shares by Wire.......................................  12
 Purchasing Shares by Check......................................  12
 Systematic Investment Program...................................  12
 Retirement Plans................................................  12
 Class A Shares..................................................  12
 Class B Shares..................................................  13
 Class C Shares..................................................  13

Redeeming and Exchanging Shares..................................  13
 Redeeming or Exchanging Shares Through a Financial Intermediary.  13
 Redeeming or Exchanging Shares by Telephone.....................  13
 Redeeming or Exchanging Shares by Mail..........................  13
 Requirements for Redemption.....................................  14
 Requirements for Exchange.......................................  14
 Systematic Withdrawal Program...................................  14
 Contingent Deferred Sales Charge................................  14

Account and Share Information....................................  15
 Confirmations and Account Statements............................  15
 Dividends and Distributions.....................................  15
 Accounts with Low Balances......................................  15

Trust Information................................................  15
 Management of the Trust.........................................  15
 Distribution of Shares..........................................  16
 Administration of the Fund......................................  17

Brokerage Transactions...........................................  17

Shareholder Information..........................................  17

Tax Information..................................................  18
 Federal Income Tax..............................................  18
 State and Local Taxes...........................................  18

Performance Information..........................................  18

                            SUMMARY OF FUND EXPENSES

                        Shareholder Transaction Expenses

Class A     Class B      Class C

-------     -------      -------
Maximum Sales Charge Imposed on Purchases
 (as a percentage of offering price)...........................................
5.50%       None         None
Maximum Sales Charge Imposed on Reinvested Dividends
 (as a percentage of offering price)...........................................
None        None         None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable)........................................
None        5.50%(1)     1.00%(1)
Redemption Fee (as a percentage of amount redeemed, if applicable).............
None        None         None
Exchange Fee...................................................................
None        None         None

                           Annual Operating Expenses
                    (As a percentage of average net assets)

Management Fee.................................................................
0.75%       0.75%        0.75%
12b-1 Fee......................................................................
0.00%(2)    0.75%        0.75%
Total Other Expenses...........................................................
0.54%       0.54%        0.54%
Shareholder Services Fee (after waiver)........................................
0.25%       0.25%        0.25%
Total Operating Expenses(3)....................................................
1.29%       2.04%(4)     2.04%

(1) For shareholders of Class B Shares, the contingent deferred sales charge is 5.50% in the first year declining to 1.00% in the sixth year and 0.00% thereafter. For shareholders of Class C Shares, the contingent deferred sales charge assessed is 1.00% of the lesser of the original purchase price or the net asset value of Shares redeemed within one year of their purchase date. For a more complete description, see "Contingent Deferred Sales Charge."
(2) The Class A Shares has no present intention of paying or accruing the 12b-1 fee during the period ending October 31, 1998. If Class A Shares were paying or accruing the 12b-1 fee, the Class A Shares would be able to pay up to 0.25% of its average daily net assets for the 12b-1 fee. See "Trust Information."
(3) The total operating expenses for all classes in the table above are based on expenses expected during fiscal year ending October 31, 1998. The total Class A Shares, Class B Shares, and Class C Shares, operating expenses were 1.44%, 2.19%, and 2.19% respectively, for the fiscal year ended October 31, 1997.
(4) Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.


The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Purchasing Shares" and "Trust Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers, Inc.

Example
Class A  Class B  Class C
-------------------------------------------------------------------------------
-------  -------  -------
You would pay the following expenses on a $1,000 investment, assuming (1) 5%
annual return, (2) redemption at the end of each time period, and (3) payment of the maximum sales charge.
1 Year.........................................................................
$ 67     $ 77     $ 31
3 Years........................................................................
$ 94     $108     $ 64
5 Years........................................................................
$122     $133     $110
10 Years.......................................................................
$202     $217     $237
You would pay the following expenses on the same investment, assuming no redemption.
1 Year.........................................................................
$ 67     $ 21     $ 21
3 Years........................................................................
$ 94     $ 64     $ 64
5 Years........................................................................
$122     $110     $110
10 Years.......................................................................
$202     $217     $237

The above example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

                     FINANCIAL HIGHLIGHTS--CLASS A SHARES

(For a share outstanding throughout each period)


The following table has been audited by Ernst & Young LLP, the Fund's independent auditors. Their report dated December 12, 1997, on the Fund's financial statements for the year ended October 31, 1997, and on the following table for the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.


                                   Year Ended
                                   October 31,
                                                              --------    --------
                                                                1997        1996
                                                              --------    --------
Net asset value, beginning of period                           $14.68      $10.00
Income from investment operations
 Net operating loss                                             (0.04)
(0.05)(d)
 Net realized and unrealized gain (loss) on investments          4.33        4.75
 Total from investment operations                                4.29        4.70
Less distributions
 Distributions in excess from net investment income                --       (0.02)
 Distributions from net realized gain on investments             (0.22)        --
 Total distributions                                             (0.22)     (0.02)
Net asset value, end of period                                  $18.75     $14.68
Total return(a)                                                  29.55%     47.06%
Ratios to average net assets
 Expenses                                                         1.44%      1.35%
 Net operating loss                                              (0.65%)    (0.39%)
 Expense waiver/reimbursement(b)                                  0.00%      1.70%
Supplemental data
 Net assets, end of period (000 omitted)                      $134,903    $23,242
 Average commission rate paid(c)                              $ 0.0501    $0.0264
 Portfolio turnover                                                118%        83%


(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(c) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(d) Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period

Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 1997, which can be obtained free of charge.


                     FINANCIAL HIGHLIGHTS--CLASS B SHARES

(For a share outstanding throughout each period)


The following table has been audited by Ernst & Young LLP, the Fund's independent auditors. Their report dated December 12, 1997, on the Fund's financial statements for the year ended October 31, 1997, and on the following table for the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.


                                   Year Ended
                                   October 31,
                                                               ------    ------
                                                                1997      1996
                                                               ------    ------
Net asset value, beginning of period                           $14.62    $10.00
Income from investment operations
 Net operating loss                                             (0.09)    (0.16)(d)
 Net realized and unrealized gain (loss) on investments          4.22      4.78
 Total from investment operations                                4.13      4.62
Less distributions
 Distributions from net realized gain on investments            (0.22)       --
Net asset value, end of period                                 $18.53    $14.62
Total return(a)                                                 28.56%    46.20%
Ratios to average net assets
 Expenses                                                        2.19%     2.10%
 Net operating loss                                             (1.40%)   (1.27%)
 Expense waiver/reimbursement(b)                                 0.00%     1.70%
Supplemental data
 Net assets, end of period (000 omitted)                     $183,180   $32,112
 Average commission rate paid(c)                             $ 0.0501   $0.0264
 Portfolio turnover                                               118%       83%


(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(c) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(d) Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period

Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 1997, which can be obtained free of charge.


                     FINANCIAL HIGHLIGHTS--CLASS C SHARES

(For a share outstanding throughout each period)


The following table has been audited by Ernst & Young LLP, the Fund's independent auditors. Their report dated December 12, 1997, on the Fund's financial statements for the year ended October 31, 1997, and on the following table for the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.


                                   Year Ended
                                   October 31,
                                                              ------------------
                                                               1997        1996
                                                              ------      ------
Net asset value, beginning of period                          $14.60      $10.00
Income from investment operations
 Net operating loss                                            (0.10)      (0.16)(d)
 Net realized and unrealized gain (loss) on investments         4.23        4.76
 Total from investment operations                               4.13        4.60
Less distributions
 Distributions from net realized gain on investments           (0.22)        --
Net asset value, end of period                                $18.51     $14.60
Total return(a)                                                28.60%     46.00%
Ratios to average net assets
 Expenses                                                       2.19%      2.10%
 Net operating loss                                            (1.40%)    (1.28%)
 Expense waiver/reimbursement(b)                                0.00%      1.70%
Supplemental data
 Net assets, end of period (000 omitted)                     $26,375    $ 5,496
 Average commission rate paid(c)                             $0.0501    $0.0264
 Portfolio turnover                                              118%        83%

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(c) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.
(d) Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period

Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 1997, which can be obtained free of charge.

                              GENERAL INFORMATION


The Fund was established under the laws of the Commonwealth of Massachusetts on April 17, 1984. Class A Shares, Class B Shares and Class C Shares of the Fund ("Shares") are designed for individuals as a convenient means of accumulating an interest in a professionally managed, diversified portfolio of equity securities.

The Fund's current net asset value and offering price may be found in the mutual funds section of local newspapers under "Federated" and the appropriate class designation listing.

Calling the Fund Call the Fund at 1-800-341-7400.


                             INVESTMENT INFORMATION

Investment Objective

The investment objective of the Fund is to provide capital appreciation. Any income received from the portfolio is entirely incidental. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

Investment Policies


The Fund pursues its investment objective by investing primarily in a portfolio of common stocks of small capitalization companies. Under normal market conditions, the Fund will invest at least 65% of its total assets in common stocks of small capitalization companies. Unless indicated otherwise, the investment policies of the Fund may be changed by the Board of Trustees (the "Trustees") without the approval of shareholders. Shareholders will be notified before any material changes in these policies become effective.


Acceptable Investments

The securities in which the Fund invests include, but are not limited to:


 . common stock of U.S. companies which are either listed on the New York or American Stock Exchange or traded in over-the-counter markets and are considered by Federated Management, the Fund's investment adviser (the "Adviser"), to have potential for above-average appreciation;


 .  corporate securities and convertible securities;

 .  securities of foreign issuers;

 .  restricted and illiquid securities;

 .  securities of other investment companies; and

 . securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities.

Small Capitalization Companies

Under normal market conditions, the Fund invests in small capitalization companies that fall within the capitalization parameters of the S&P Small Cap 600 Index at the time of purchase. As of 10/31/97, the S&P Small Cap 600 Index parameters ranged from $40 million to $2.8 billion, respectively. Small capitalization companies are positioned for rapid growth in revenues or earnings and assets, characteristics which may provide for significant capital appreciation. Small companies often pay no dividends and current income is not a factor in the selection of stocks. Smaller companies often have limited product lines, markets, or financial resources, and they may be dependent upon one or a few key people for management. (See "Equity Investment Risk Considerations.") Many small capitalization companies tend to have operating histories of less than three years.

Corporate Securities


The Fund may invest in preferred stocks, convertible securities, notes or debentures rated investment grade, i.e., Baa or better by Moody's Investors Service, Inc. ("Moody's"), or BBB or better by Standard & Poor's Ratings Services ("S&P") or Fitch Investors Service, L.P. ("Fitch") (or, if unrated, are deemed to be of comparable quality by the Adviser), and warrants of these companies. Corporate fixed income securities are subject to market and credit risks. In addition, the prices of fixed income securities fluctuate inversely to the direction of interest rates. It should be noted that securities receiving the lowest investment grade rating are considered to have some speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated securities. In the event that a security which had an eligible rating when purchased is downgraded below Baa or BBB, the Adviser will promptly reassess whether continued holding of the security is consistent with the Fund's objective.

Convertible Securities

Convertible securities are fixed-income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Accordingly, the Fund considers convertible securities to be equity securities. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for different investment objectives. The Fund invests in securities irrespective of their ratings. Therefore, the convertible securities in which the Fund invests may be rated below investment grade and considered speculative.

Convertible bonds and convertible preferred stocks are fixed-income securities that generally retain the investment characteristics of fixed-income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed-income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and, therefore, have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar nonconvertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than nonconvertible securities of similar quality. In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed-income security) or its "conversion value" (i.e. its value upon conversion into its underlying common stock). As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the Adviser's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objectives. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for the Fund, the Adviser evaluates the investment characteristics of the convertible security as a fixed-income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Synthetic Convertibles

A "synthetic convertible" is created by combining distinct securities that possess the two principal characteristics of a true convertible: a fixed-income component and a convertibility component. This combination is achieved by investing in nonconvertible fixed-income securities (nonconvertible bonds, preferred stocks, and money market instruments) and in warrants or call options traded on U.S. or foreign exchanges or in the over-the-counter markets granting the holder the right to purchase a specified quantity of securities within a specified period of time at a specified price or to receive cash in the case of stock index options.

Synthetic convertibles differ from true convertible securities in several respects. Unlike a true convertible, which is a single security having a unitary market value, a synthetic convertible is comprised of two distinct securities, each with its own market value. Therefore, the "market value" of a synthetic convertible is the sum of the values of its fixed-income component and its separate convertibility component. For this reason, the values of a synthetic convertible and a true convertible security will respond differently to market fluctuations.

A synthetic convertible may be more flexible than a convertible security. For example, a synthetic convertible may offer different issuers in the fixed-income component than are offered in the stock underlying the convertibility component. A synthetic convertible allows the Adviser to combine components representing distinct issuers, or to combine a fixed-income security with a call option on a stock index, when it determines that such a combination would better promote the Fund's investment objective and diversification. A synthetic convertible may also offer flexibility in that its two components may be purchased separately. For example, the Adviser may purchase a listed call option for inclusion in a synthetic convertible, but temporarily hold short-term investments while postponing purchase of a corresponding bond pending development of more favorable market conditions.

A holder of a synthetic convertible faces the risk that the price of the stock, or the level of the market index underlying the convertibility component, will decline, causing a decline in the value of the call option or warrant. Should the price of the stock or the level of the index fall below the exercise price, and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Since a synthetic convertible includes a fixed-income component, the holder of a synthetic convertible also faces the risk that interest rates will rise, causing a decline in the value of the fixed-income instrument. Finally, a synthetic convertible can be expected to have greater transaction costs than a true convertible security.

A combination of convertible securities and synthetic convertibles may offer certain advantages over an investment policy that allows for only one of these investment vehicles. Since convertible securities and synthetic convertibles may respond differently to varying market conditions, the ability to invest in both types of securities should afford greater flexibility in managing the Fund's portfolio.

Risk Factors Relating to Investing in High Yield Securities


The convertible and synthetic convertible securities in which the Fund invests are usually not in the three highest rating categories of a nationally recognized statistical rating organization (AAA, AA, or A for S&P or Fitch and Aaa, Aa, or A for Moody's), but are in the lower rating categories or are unrated, but are of comparable quality and have speculative characteristics or are speculative. Lower-rated bonds or unrated bonds are commonly referred to as "junk bonds. There is no minimal acceptable rating for a security to be purchased or held in the Fund's portfolio, and the Fund may, from time to time, purchase or hold convertible and synthetic convertible securities rated in the lowest rating category. A description of the rating categories is contained in the Appendix to the Fund's Statement of Additional Information.

Debt obligations that are not determined to be investment grade are high-yield, high-risk bonds, typically subject to greater market fluctuations and greater risk of loss of income and principal due to an issuer's default. To a greater extent than investment-grade bonds, lower-rated bonds tend to reflect short-term corporate, economic, and market developments, as well as investor perceptions of the issuer's credit quality. In addition, lower-rated bonds may be more difficult to dispose of or to value than higher-rated, lower yielding bonds.


The Adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer as well as by monitoring broad economic trends and corporate and legislative developments.

Securities of Foreign Issuers

The Fund may invest in the securities of foreign issuers which are freely traded on United States securities exchanges or in the over-the-counter market in the form of depositary receipts ("American Depositary Receipts' or "ADRs"). In addition, the Fund may invest in other securities of foreign issuers. There may be certain risks associated with investing in foreign securities. These include risks of adverse political and economic developments (including possible governmental seizure or nationalization of assets), the possible imposition of exchange controls or other governmental restrictions, less uniformity in accounting and reporting requirements, and the possibility that there will be less information on such securities and their issuers available to the public. In addition, there are restrictions on foreign investments in other jurisdictions and there tends to be difficulty in obtaining judgments from abroad and affecting repatriation of capital invested abroad. Delays could occur in settlement of foreign transactions, which could adversely affect shareholder equity. Foreign securities may be subject to foreign taxes, which reduce yield, and may be less marketable than comparable United States securities. As a matter of practice, the Fund will not invest in the securities of a foreign issuer if any risk identified above appears to the Adviser to be substantial. The Fund will not invest more than 20% of its assets in foreign securities.

Put and Call Options

The Fund may purchase put options on its portfolio securities. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. These options will be used as a hedge to attempt to protect securities which the Fund holds against decreases in value. The Fund may also write covered call options on all or any portion of its portfolio to generate income. As a writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price. The Fund will write call options on securities either held in its portfolio, or which it has the right to obtain without payment of further consideration, or for which it has segregated cash or U.S. government securities in the amount of any additional consideration.

The Fund may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options when options on the portfolio securities held by the Fund are not traded on an exchange. The Fund purchases and writes options only with investment dealers and other financial institutions (such as commercial banks or savings associations) deemed creditworthy by the Adviser.

Over-the-counter options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not. The Fund will not buy call options or write put options, other than to close out open option positions, without further notification to shareholders.

Futures and Options on Futures

The Fund may purchase and sell futures contracts to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions. Futures contracts call for the delivery of particular instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract, and the buyer agrees to take delivery of the instrument at the specified future time.


Stock index futures contracts are based on indices that reflect the market value of common stock of the firms included in the indices. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.

The Fund may also write call options and purchase put options on futures contracts as a hedge to attempt to protect its portfolio securities against decreases in value. When the Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.

The Fund may also write put options and purchase call options on futures contracts as a hedge against rising purchase prices of portfolio securities. The Fund will use these transactions to attempt to protect its ability to purchase portfolio securities in the future at price levels existing at the time it enters into the transactions. When the Fund writes a put option on a futures contract, it is undertaking to buy a particular futures contract at a fixed price at any time during a specified period if the option is exercised. As a purchaser of a call option on a futures contract, the Fund is entitled (but not obligated) to purchase a futures contract at a fixed price at any time during the life of the option.

The Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets. When the Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contracts are unleveraged. When the Fund sells futures contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above.


 Risks

 When the Fund uses financial futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, the Fund may lose money on the futures contract or option.

 It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

Restricted and Illiquid Securities

The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies, but which are subject to restrictions on resale under federal securities law. However, the Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of its net assets.

When-Issued and Delayed Delivery Transactions


The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions and the market values of the securities purchased may vary from purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.


The Fund may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities s at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

Temporary Investments

In such proportions as, in the judgment of its Adviser, prevailing market conditions warrant, the Fund may, for temporary defensive purposes, invest in:

 .  short-term money market instruments;

 . securities issued and/or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities; and

 .  repurchase agreements.

Repurchase Agreements

Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

Investing in Securities of Other Investment Companies

The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.

Lending of Portfolio Securities

In order to generate additional income, the Fund may lend portfolio securities on a short-term or a long-term basis, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral equal to at least 100% of the value of the securities loaned at all times.

There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

Derivative Contracts and Securities

The term "derivative" has traditionally been applied to certain contracts (including futures, forward, option, and swap contracts) that "derive" their value from changes in the value of an underlying security, currency, commodity, or index. Certain types of securities that incorporate the performance characteristics of these contracts are also referred to as "derivatives." The term has also been applied to securities "derived" from the cash flows from underlying securities, mortgages, or other obligations.

Derivative contracts and securities can be used to reduce or increase the volatility of an investment portfolio's total performance. While the response of certain derivative contracts and securities to market changes may differ from traditional investments, such as stock and bonds, derivatives do not necessarily present greater market risks than traditional investments. The Fund will only use derivative contracts for the purposes disclosed in the applicable prospectus sections above. To the extent that the Fund invests in securities that could be characterized as derivatives, it will only do so in a manner consistent with its investment objectives, policies, and limitations.

Equity Investment Risk Considerations

As with other mutual funds that invest primarily in equity securities, the Fund is subject to market risks. That is, the possibility exists that common stocks will decline over short or even extended periods of time, and the United States equity market tends to be cyclical, experiencing both periods when stock prices generally increase and periods when stock prices generally decrease. However, because the Fund invests primarily in small capitalization stocks, there are some additional risk factors associated with investments in the Fund. In particular, stocks in the small capitalization sector of the United States equity market have historically been more volatile in price than larger capitalization stocks, such as those included in the Standard & Poor's 500 Composite Stock Price Index ("Standard & Poor's 500 Index"). This is because, among other things, small companies have less certain growth prospects than larger companies; have a lower degree of liquidity in the equity market; and tend to have a greater sensitivity to changing economic conditions. Further, in addition to exhibiting greater volatility, the stocks of small companies may, to some degree, fluctuate independently of the stocks of large companies. That is, the stocks of small companies may decline in price as the prices of large company stocks rise or vice versa. Therefore, investors should expect that the Fund will be more volatile than, and may fluctuate independently of, broad stock market indices such as the Standard & Poor's 500 Index.

Portfolio Turnover

Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. A higher rate of portfolio turnover involves correspondingly greater transaction expenses which must be borne directly by the Fund and, thus, indirectly by its shareholders. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to the Fund's shareholders, are taxable to them. Nevertheless, transactions for the Fund's portfolio will be based only upon investment considerations and will not be limited by any other considerations when the Adviser deems it appropriate to make changes in the Fund's portfolio.

Investment Limitations

The Fund will not:


 . borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge its assets to secure such borrowings; or

 . with respect to 75% of its total assets, invest more than 5% of the value of its total assets in securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government and its agencies or instrumentalities, and repurchase agreements collateralized by such securities) or acquire more than 10% of the outstanding voting securities of any one issuer.


The above investment limitations cannot be changed without shareholder approval.

                                NET ASSET VALUE


The Fund's net asset value ("NAV") per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

All purchases, redemptions and exchanges are processed at the NAV next determined after the request in proper form is received by the Fund. The NAV is determined as of the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) every day the New York Stock Exchange is open.


                             INVESTING IN THE FUND


This prospectus offers three classes of Shares each with the characteristics described below.



                                Class A          Class B         Class C
                              -----------     ------------    -------------
Minimum and
Subsequent
Investment Amounts            $500/$100        $1500/$100       $1500/$100
Minimum and
Subsequent
Investment Amount for
Retirement Plans              $50              $50              $50
Maximum Sales Charge          5.50%*           None             None
Maximum Contingent
Deferred Sales Charge**       None             5.50%+           1.00%#
Conversion Feature            No               Yes              No

 * Class A Shares are sold at NAV, plus a sales charge as follows:


                                   Sales Charge
                                as a Percentage of            Dealer
                              ----------------------      Concession as
                               Public          Net       a Percentage of
                              Offering       Amount      Public Offering
 Amount of Transaction         Price        Invested          Price
 Less than $50,000             5.50%         5.82%            5.00%
 $50,000 but less
 than $100,000                 4.50%         4.71%            4.00%
 $100,000 but less
 than $250,000                 3.75%         3.90%            3.25%
 $250,000 but less
 than $500,000                 2.50%         2.56%            2.25%
 $500,000 but less
 than $1 million               2.00%         2.04%            1.80%
 $1 million or greater         0.00%         0.00%            0.25%

 ** Computed on the lesser of the NAV of the redeemed Shares at the time of purchase or the NAV of the redeemed Shares at the time of redemption.

  + The following contingent deferred sales charge schedule applies to Class B
    Shares:



 Year of Redemption      Contingent Deferred
   After Purchase           Sales Charge
 ------------------      -------------------
 First                          5.50%
 Second                         4.75%
 Third                          4.00%
 Fourth                         3.00%
 Fifth                          2.00%
 Sixth                          1.00%
 Seventh and thereafter         0.00%


++ Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase. See "Conversion of Class B Shares."

 # The contingent deferred sales charge is assessed on Shares redeemed within one year of their purchase date.


                               PURCHASING SHARES


Shares of the Fund are sold on days on which the New York Stock Exchange is open. Shares of the Fund may be purchased as described below, either through a financial intermediary (such as a bank or broker/dealer) or by sending a wire or check directly to the Fund. Financial intermediaries may impose different minimum investment requirements on their customers. An account must be established with a financial intermediary or by completing, signing, and returning the new account form available from the Fund before Shares can be purchased. Shareholders in certain other funds advised and distributed by affiliates of Federated Investors ("Federated Funds") may exchange their Shares for Shares of the corresponding class of the Fund. The Fund reserves the right to reject any purchase or exchange request.

In connection with any sale, Federated Securities Corp. may, from time to time, offer certain items of nominal value to any shareholder or investor.

Purchasing Shares Through a Financial Intermediary

Orders placed through a financial intermediary are considered received when the Fund is notified of the purchase order or when payment is converted into federal funds. Purchase orders through a broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial intermediaries must be received by the financial intermediary and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial intermediary's responsibility to transmit orders promptly. Financial intermediaries may charge fees for their services.

The financial intermediary which maintains investor accounts in Class B Shares or Class C Shares with the Fund must do so on a fully disclosed basis unless it accounts for share ownership periods used in calculating the contingent deferred sales charge (see "Contingent Deferred Sales Charge"). In addition, advance payments made to financial intermediaries may be subject to reclaim by the distributor for accounts transferred to financial intermediaries which do not maintain investor accounts on a fully disclosed basis and do not account for share ownership periods.

Purchasing Shares by Wire

Shares may be purchased by Federal Reserve wire by calling the Fund. All information needed will be taken over the telephone, and the order is considered received when State Street Bank receives payment by wire. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA 02266-8600; Attention; EDGEWIRE; For Credit to: (Fund Name) (Fund Class); (Fund Number--this number can be found on the account statement or by contacting the Fund); Account Number; Trade Date and Order Number; Group Number or Dealer Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted.

Purchasing Shares by Check

Shares may be purchased by mailing a check made payable to the name of the Fund (designate class of Shares and account number) to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received).

Systematic Investment Program

Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in the Fund. Shareholders should contact their financial intermediary or the Fund to participate in this program.

Retirement Plans
Fund Shares can be purchased as an investment for retirement plans or Individual Retirement Accounts("IRA"). For further details, contact the Fund and consult a tax adviser.

Class A Shares
Class A Shares are sold at NAV, plus a sales charge. However:

No sales charge is imposed for Class A Shares purchased:

 . through financial intermediaries that do not receive sales charge dealer concessions;

 . by Federated Life Members who maintain a $500 minimum balance in at least one of the Federated Funds; or

 . through "wrap accounts" or similar programs under which clients pay a fee for services.

In addition, the sales charge can be reduced or eliminated by:

 . purchasing in quantity and accumulating purchases at the levels in the table under "Investing in the Fund";

 .  combining concurrent purchases of two or more funds;

 . signing a letter of intent to purchase a specific quantity of shares within 13 months; or

 .  using the reinvestment privilege.

Consult a financial intermediary or Federated Securities Corp. for details on these programs. In order to eliminate the sales charge or receive sales charge reductions, Federated Securities Corp. must be notified by the shareholder in writing or by a financial intermediary at the time of purchase.

Dealer Concession

For sales of Class A Shares, a dealer will normally receive up to 90% of the applicable sales charge. Any portion of the sales charge which is not paid to a dealer will be retained by the distributor. However, the distributor may offer to pay dealers up to 100% of the sales charge retained by it. Such payments may take the form of cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. In some instances, these incentives will be made available only to dealers whose employees have sold or may sell a significant amount of Shares. On purchases of $1 million or more, the investor pays no sales charge; however, the distributor will make twelve monthly payments to the dealer totaling 0.25% of the public offering price over the first year following the purchase. Such payments are based on the original purchase price of Shares outstanding at each month end. The sales charge for Shares sold other than through registered broker/dealers will be retained by Federated Securities Corp.

Federated Securities Corp. may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the establishment of customer accounts and purchases of Shares.

Class B Shares

Class B Shares are sold at NAV. Under certain circumstances, a contingent deferred sales charge will be assessed at the time of a redemption. Orders for $250,000 or more of Class B Shares will automatically be invested in Class A Shares.

Conversion of Class B Shares

Class B Shares will automatically convert into Class A Shares after eight full years from the purchase date. Such conversion will be on the basis of the relative NAVs per Share, without the imposition of any charges. Class B Shares acquired by exchange from Class B Shares of another Federated Fund will convert into Class A Shares based on the time of the initial purchase.

Class C Shares
Class C Shares are sold at NAV. A contingent deferred sales charge of 1.00% will be charged on assets redeemed within the first full 12 months following purchase.

                        REDEEMING AND EXCHANGING SHARES


Shares of the Fund may be redeemed for cash or exchanged for Shares of the same class of other Federated Funds on days on which the Fund computes its NAV. Shares are redeemed at NAV less any applicable contingent deferred sales charge. Exchanges are made at NAV. Shareholders who desire to automatically exchange Shares, of a like class, in a pre-determined amount on a monthly, quarterly, or annual basis may take advantage of a systematic exchange privilege. Information on this privilege is available from the Fund or your financial intermediary. Depending upon the circumstances, a capital gain or loss may be realized when Shares are redeemed or exchanged.

Redeeming or Exchanging Shares Through a Financial Intermediary

Shares of the Fund may be redeemed or exchanged by contacting your financial intermediary before 4:00 p.m. (Eastern time). In order for these transactions to be processed at that day's NAV, financial intermediaries (other than broker/dealers) must transmit the request to the Fund before 4:00 p.m. (Eastern time), while broker/dealers must transmit the request to the Fund before 5:00 p.m. (Eastern time). The financial intermediary is responsible for promptly submitting transaction requests and providing proper written instructions. Customary fees and commissions may be charged by the financial intermediary for this service. Appropriate authorization forms for these transactions must be on file with the Fund.

Redeeming or Exchanging Shares by Telephone

Shares acquired directly from the Fund may be redeemed in any amount, or exchanged, by calling 1-800-341-7400. Appropriate authorization forms for these transactions must be on file with the Fund. Shares held in certificate form must first be returned to the Fund as described in the instructions under "Redeeming or Exchanging Shares by Mail." Redemption proceeds will either be mailed in the form of a check to the shareholder's address of record or wire-transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. The minimum amount for a wire transfer is $1,000. Proceeds from redeemed Shares purchased by check or through ACH will not be wired until that method of payment has cleared.

Telephone instructions will be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming or Exchanging Shares By Mail" should be considered. The telephone transaction privilege may be modified or terminated at any time. Shareholders would be promptly notified.

Redeeming or Exchanging Shares by Mail

Shares may be redeemed in any amount, or exchanged, by mailing a written request to: Federated Shareholder Services Company, Fund Name, Fund Class, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they must accompany the written request. It is recommended that certificates be sent unendorsed by registered or certified mail.

All written requests should state: Fund Name and the Share Class name; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount of the transaction. An exchange request should also state the name of the Fund into which the exchange is to be made. All owners of the account must sign the request exactly as the Shares are registered. A check for redemption proceeds is normally mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption or exchange request is processed.

Requirements for Redemption

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record, must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution, as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

Requirements for Exchange

Shareholders must exchange Shares having an NAV equal to the minimum investment requirements of the fund into which the exchange is being made. Contact your financial intermediary directly or the Fund for free information on and prospectuses for the Federated Funds into which your Shares may be exchanged. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.

Upon receipt of proper instructions and required supporting documents, Shares submitted for exchange are redeemed and proceeds invested in the same class of shares of the other fund. Signature guarantees will be required to exchange between fund accounts not having identical shareholder registrations. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.

Systematic Withdrawal Program

Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000, other than retirement accounts subject to required minimum distributions. A shareholder may apply for participation in this program through his financial intermediary or by calling the Fund.

Because participation in this program may reduce, and eventually deplete the shareholder's investment in the Fund, payments under this program should not be considered as yield or income. It is not advisable for shareholders to continue to purchase Class A Shares subject to a sales charge while participating in this program. A contingent deferred sales charge may be imposed on Class B and C Shares.

Contingent Deferred Sales Charge

The contingent deferred sales charge will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the distributor. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. The contingent deferred sales charge will not be imposed with respect to Shares acquired through the reinvestment of dividends or distributions of long-term capital gains. In determining the applicability of the contingent deferred sales charge, the required holding period for your new Shares received through an exchange will include the period for which your original Shares were held.

Eliminating the Contingent Deferred Sales Charge

Upon written notification to Federated Securities Corp. or the transfer agent, no contingent deferred sales charge will be imposed on redemptions:

 . following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

 . representing minimum required distributions from an IRA or other retirement plan to a shareholder who has attained the age of 70 1/2;

 . which are involuntary redemptions of shareholder accounts that do not comply with the minimum balance requirements;

 .  which are qualifying redemptions of Class B Shares under a Systematic
   Withdrawal Program;

 .  which are reinvested in the Fund under the reinvestment privilege;

 . of Shares held by Trustees, employees and sales representatives of the Fund, the distributor, or affiliates of the Fund or distributor, employees of any financial intermediary that sells Shares of the Fund pursuant to a sales agreement with the distributor, and their immediate family members to the extent that no payments were advanced for purchases made by these persons; and

 . of Shares originally purchased through a bank trust department, an investment adviser registered under the Investment Advisers Act of 1940 or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or any other financial intermediary, to the extent that no payments were advanced for purchases made through such entities.

For more information regarding the elimination of the contingent deferred sales charge through a Systematic Withdrawal Program, or any of the above provisions, contact your financial intermediary or the Fund. The Fund reserves the right to discontinue or modify these provisions. Shareholders will be notified of such action.

                         ACCOUNT AND SHARE INFORMATION

Confirmations and Account Statements

Shareholders will receive detailed confirmations of transactions (except for systematic program transactions). In additions, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.


Dividends and Distributions

Dividends are declared and paid annually to all shareholders invested in the Fund on the record date. Net long-term capital gains realized by the Fund, if any, will be distributed at least once every twelve months. Dividends and distributions are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date without a sales charge, unless shareholders request cash payments on the new account form or by contacting the transfer agent.

Accounts with Low Balances

Due to the high cost of maintaining accounts with low balances, the Fund may close an account by redeeming all Shares and paying the proceeds to the shareholder if the account balance falls below the applicable minimum investment amount. Retirement plan accounts and accounts where the balance falls below the minimum due to NAV changes will not be closed in this manner. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

                               TRUST INFORMATION

Management of the Trust
Board of Trustees
The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

Investment Adviser


Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

Advisory Fees


The Adviser receives an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. Under the investment advisory contract, which provides for the voluntary waiver of the advisory fee by the Adviser, the Adviser may voluntarily waive some or all of its fee. This does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities. The Adviser can terminate this voluntary waiver at any time in its sole discretion.

Adviser's Background


Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) Shares of Federated Investors are owned by a trust, the Trustees of which are John F.. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.


Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.


Aash M. Shah has been the Fund's portfolio manager since its inception. Mr. Shah joined Federated Investors in 1993 and has been a Vice President of the Fund's investment adviser since January 1997. Mr. Shah served as an Assistant Vice President of the investment advisor from 1995 to 1996, and as an Investment Analyst from 1993 to 1995. Mr. Shah was employed at Westinghouse Credit Corp. from 1990 to 1993 as an Investment Analyst. Mr. Shah received his Masters in Industrial Administration from Carnegie Mellon University with a concentration in finance and accounting. Mr. Shah is a Chartered Financial Analyst.

Keith J. Sabol has been the Fund's portfolio manager since December 1997. Mr. Sabol joined Federated Investors in 1994 and has been an Assistant Vice President of the Fund's investment adviser since January 1997. Mr. Sabol was an Investment Analyst, and then Equity Research Coordinator for the Fund's investment adviser from 1994 to 1996. During 1992 and 1993, Mr. Sabol earned his M.S. in Industrial Administration from Carnegie Mellon University.


Both the Trust and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Board of Trustees, and could result in severe penalties.

Distribution of Shares


Federated Securities Corp. is the principal distributor for Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

The distributor may offer to pay financial institutions an amount equal to 1% of the NAV of Class C Shares purchased by their clients or customers at the time of purchase. These payments will be made directly by the distributor from its assets, and will not be made from assets of the Fund. Financial institutions may elect to waive the initial payment described above; such waiver will result in the waiver by the Fund of the otherwise applicable contingent deferred sales charge.

The distributor will pay dealers an amount equal to 5.50% of the NAV of Class B Shares purchased by their clients or customers. These payments will be made directly by the distributor from its assets, and will not be made from the assets of the Fund. Dealers may voluntarily waive receipt of all or any portion of these payments. The distributor may pay a portion of the distribution fee discussed below to financial institutions that waive all or any portion of the advance payments.

Distribution Plan and Shareholder Services


Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), the distributor may be paid a fee in an amount computed at an annual rate of up to 0.25% for Class A Shares and up to 0.75% for Class B Shares and Class C Shares of the average daily net assets of each class of Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan. The Fund does not currently make payments to the distributor or charge a fee under the Distribution Plan for Class A Shares, and shareholders of Class A Shares will be notified if the Fund intends to charge a fee under the Distribution Plan. For Class A Shares and Class C Shares, the distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers. With respect to Class B Shares, because distribution fees to be paid by the Fund to the distributor may not exceed an annual rate of 0.75% of each class of Shares' average daily net assets, it will take the distributor a number of years to recoup the expenses it has incurred for its sales services and distribution-related support services pursuant to the Distribution Plan.

The Distribution Plan is a compensation type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by Shares under the Plan.

In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily NAV of Class A Shares, Class B Shares, and Class C Shares to obtain certain personal services for shareholders and for the maintenance of shareholder accounts ("Shareholder Services"). Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.


Supplemental Payments to Financial Institutions


Federated Securities Corp. will pay financial institutions, at the time of purchase, an amount equal to 0.50% of the NAV of shares purchased by their clients or customers under certain qualified retirement plans as approved by Federated Securities Corp. (Such payments are subject to a reclaim from the financial institution should the assets leave the program within 12 months after purchase.)

Furthermore, with respect to Class A Shares, Class B Shares, and Class C Shares, the distributor may offer to pay a fee from its own assets to financial institutions as financial assistance for providing substantial marketing and sales support. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's Adviser or its affiliates.


Administration of the Fund
Administrative Services

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all Federated Funds as specified below:


Maximum             Average Aggregate
  Fee               Daily Net Assets
-------    -----------------------------------

 0.150%         on the first $250 million
 0.125%         on the next $250 million
 0.100%         on the next $250 million
 0.075%    on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may choose voluntarily to waive a portion of its fee.


                             BROKERAGE TRANSACTIONS


When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by Federated Securities Corp. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.
                            SHAREHOLDER INFORMATION


Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of each portfolio or class in the Fund have equal voting rights, except that in matters affecting only a particular portfolio or class, only Shares of that portfolio or class are entitled to vote.

Trustees may be removed by the Trustees or shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Fund's outstanding Shares of all series entitled to vote.

As of December 1, 1997, the following shareholder of record owned 25% or more of the outstanding Class C Shares of the Fund: Merrill Lynch Pierce Fenner & Smith (as record owner holding Class C Shares for its clients), owned approximately 487,467 Shares (33.13%) and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

                                TAX INFORMATION

Federal Income Tax

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.


Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional Shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the Shares. No federal income tax is due on any dividends earned in an IRA or qualified retirement plan until distributed.


State and Local Taxes

In the opinion of Houston, Donnelly and Meck, counsel to the Trust, Trust shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Trust would be subject to such taxes if owned directly by residents of those jurisdictions.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

                            PERFORMANCE INFORMATION


From time to time, the Fund advertises its total return and yield for each class of Shares.

Total return represents the change, over a specific period of time, in the value of an investment in each class of Shares after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of each class of Shares is calculated by dividing the net investment income per share (as defined by the SEC) earned by each class of Shares over a thirty-day period by the maximum offering price per share of each class on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by each class of Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders. The performance information reflects the effect of non-recurring charges, such as the maximum sales charge or contingent deferred sales charges, which, if excluded, would increase the total return and yield.

Total return and yield will be calculated separately for Class A Shares, Class B Shares, and Class C Shares. Expense differences among Class A Shares, Class B Shares, and Class C Shares may affect the performance of each class.

From time to time, advertisements for Class A Shares, Class B Shares, and Class C Shares of the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the performance of Class A Shares, Class B Shares, and Class C Shares to certain indices.


                                                [LOGO] FEDERATED INVESTORS

Federated Small Cap                             Federated Small Cap
Strategies Fund                                 Strategies Fund
Federated Investors Funds
5800 Corporate Drive                            (A Portfolio of Federated Equity
Pittsburgh, PA 15237-7000                       Funds)

                                                Class A Shares, Class B Shares,
Distributor                                     Class C Shares
Federated Securities Corp.
Federated Investors Tower
Pittsburgh, PA 15222-3779
                                                Prospectus
Investment Adviser                              December 31, 1997
Federated Management
Federated Investors Tower
Pittsburgh, PA 15222-3779                       An Open-End, Diversified
                                                Management Investment Company
Custodian
State Street Bank and
Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent
and Dividend
Disbursing Agent
Federated Shareholder
Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors

Ernst & Young LLP

One Oxford Centre
Pittsburgh, PA 15219


Federated Securities Corp., Distributor

1-800-341-7400

www.federatedinvestors.com



Cusip 314172404
Cusip 314172503                    [LOGO]
Cusip 314172602                   RECYCLED
G01228-04 (12/97)                  PAPER









                        FEDERATED SMALL CAP STRATEGIES FUND
                      (A PORTFOLIO OF FEDERATED EQUITY FUNDS)
                                   CLASS A SHARES
                                   CLASS B SHARES
                                   CLASS C SHARES


                        STATEMENT OF ADDITIONAL INFORMATION











   This Statement of Additional Information should be read with the prospectus of Federated Small Cap Strategies Fund, (the "Fund"), dated December 31, 1997. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.

FEDERATED SMALL CAP STRATEGIES FUND
FEDERATED INVESTORS FUNDS
5800 CORPORATE DRIVE
PITTSBURGH, PENNSYLVANIA 15237-7000
                         Statement dated December 31, 1997



[GRAPHIC OMITTED]

Cusip 314172404
Cusip 314172503
Cusip 314172602
G01228-06 (12/97)

TABLE OF CONTENTS
General Information About the Fund  1

Investment Objective and Policies   1

  Corporate Debt Securities         1
  Warrants                          1
  Restricted and Illiquid Securities1
  Futures and Options Transactions  2
  Futures Contracts                 2
  "Margin" in Futures Transactions  2
  Put Options on Financial Futures Contracts
  3
  Stock Index Options               3
  Call Options on Financial and Stock Index Futures Contracts
  3
  Purchasing Put and Call Options on Portfolio Securities
  4
  Writing Covered Put and Call Options on Portfolio Securities
  4
  Over-the-Counter Options          4
  When-Issued and Delayed Delivery
  Transactions                      4
  Lending of Portfolio Securities   4
  Repurchase Agreements             5
  Reverse Repurchase Agreements     5
  Portfolio Turnover                5
  Investment Limitations            5
Federated Equity Funds Management   8

  Share Ownership                   12
  Trustees Compensation             13
  Trustee Liability                 13
Investment Advisory Services        14

  Adviser to the Fund               14
  Advisory Fees                     14
  Other Related Services            14
Brokerage Transactions              14

Other Services                      14

  Fund Administration               14
  Custodian                         15
  Transfer Agent                    15
  Independent Auditors              15
Purchasing Shares                   15

  Quantity Discounts and Accumulated
   Purchases                        15
  Concurrent Purchases              15
  Letter of Intent                  15
  Reinvestment Privilege            16
  Conversion of Class B Shares      16
  Distribution Plan and Shareholder Services Agreement
  17
  Purchases by Sales Representatives, Fund Trustees, and Employees
  17
Determining Net Asset Value         17

  Determining Market Value of Securities
  18
Redeeming Shares                    18

  Redemption in Kind                18
  Contingent Deferred Sales Charge  18
Massachusetts Partnership Law       19

Exchanging Securities for Shares    19

  Tax Consequences                  19
Tax Status                          20

  The Fund's Tax Status             20
  Shareholders' Tax Status          20
Total Return                        20

Yield                               21

Performance Comparisons             21

  Economic and Market Information   23
About Federated Investors           23

  Mutual Fund Market                23
  Institutional Clients             24
  Bank Marketing                    24
  Broker/Dealers and Bank Broker/Dealer Subsidiaries
  24
Financial Statements                24

Appendix                            25

  Standard and Poor's Ratings Services Long
  Term Debt Rating Definitions      25
  Moody's Investors Service, Inc. Long Term Bond Rating Definitions
  25
  Fitch Investors Service, Inc. Long-Term Debt Rating Definitions
  26
  Moody's Investors Service, Inc. Commercial Paper Ratings
  27
  Standard and Poor's Ratings Services Commercial Paper Ratings
  27
  Fitch Investors Service, L.P. Commercial Paper Rating
  27

GENERAL INFORMATION ABOUT THE FUND
   The Fund is a portfolio of Federated Equity Funds (the "Trust"). The Fund was established under the laws of Massachusetts on April 17, 1984.

Shares of the Fund are offered in three classes known as Class A Shares, Class B Shares, and Class C Shares (individually and collectively referred to as "Shares" as the context may require). This Statement of Additional Information relates to all three classes of the above-mentioned Shares.

INVESTMENT OBJECTIVE AND POLICIES
The investment objective of the Fund is to provide capital appreciation. Any income realized from the portfolio is entirely incidental. The Fund pursues its investment objective by investing primarily in a portfolio of common stocks of small capitalization companies. The investment objective cannot be changed without approval of shareholders.

CORPORATE DEBT SECURITIES

Corporate debt securities may bear fixed, fixed and contingent, or variable rates of interest. They may involve equity features such as conversion or exchange rights, warrants for the acquisition of common stock of the same or a different issuer, participations based on revenues, sales, or profits, or the purchase of common stock in a unit transaction (where corporate debt securities and common stock are offered as a unit).

WARRANTS

The Fund may invest in warrants. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

RESTRICTED AND ILLIQUID SECURITIES

The ability of the Board of Trustees (the "Trustees") to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission ("SEC") staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933, as amended (the "Rule"). The Rule is a non-exclusive safe-harbor for certain secondary market transactions involving registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule. The Fund believes that the staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees may consider the following criteria in determining the liquidity of certain restricted securities: o the frequency of trades and quotes for the security;

      o the number of dealers willing to purchase or sell the security and the number of other potential buyers;

      o dealer undertakings to make a market in the security; and

      o the nature of the security and the nature of the marketplace trades.

The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended, and treats such commercial paper as liquid. Section 4(2) commercial paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity.

FUTURES AND OPTIONS TRANSACTIONS

As a means of reducing fluctuations in the net asset value of shares of the Fund, the Fund may attempt to hedge all or a portion of its portfolio by buying and selling financial futures contracts, buying put and call options on portfolio securities and put options on financial futures contracts, and writing call options on futures contracts. The Fund may also write covered call options on its portfolio securities and covered put options to attempt to increase its current income. The Fund will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position on financial futures contracts may be closed out over-the-counter or on a nationally recognized exchange which provides a secondary market for options of the same series.

FUTURES CONTRACTS

The Fund may purchase and sell financial futures contracts to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions without necessarily buying or selling the securities. The Fund also may purchase and sell stock index futures to hedge against changes in prices. The Fund will not engage in futures transactions for speculative purposes. A futures contract is a firm commitment by two parties: the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. For example, in the fixed income securities market, prices move inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, the Fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would "go long" (agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates. Stock index futures contracts are based on indices that reflect the market value of common stock of the firms included in the indices. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.

"MARGIN" IN FUTURES TRANSACTIONS

Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that initial margin in futures transactions does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark to market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS

The Fund may purchase listed put options on financial futures contracts to protect portfolio securities against decreases in value resulting from market factors, such as an anticipated increase in interest rates. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.

Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the decrease in value of the hedged securities. Alternatively, the Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

STOCK INDEX OPTIONS

The Fund may purchase put options on stock indices listed on national securities exchanges or traded in the over-the-counter market. A stock index fluctuates with changes in the market values of the stocks included in the index. The effectiveness of purchasing stock index options will depend upon the extent to which price movements in the Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on stock indices will be subject to the ability of the Adviser to predict correctly movements in the directions of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

CALL OPTIONS ON FINANCIAL AND STOCK INDEX FUTURES CONTRACTS

In addition to purchasing put options on futures, the Fund may write listed and over-the-counter call options on financial and stock index futures contracts (including cash-settled stock index options) to hedge its portfolio against an increase in market interest rates or a decrease in stock prices. When the Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As stock prices fall or market interest rates rise, causing the prices of futures to go down, the Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Fund's call option position to increase. In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can substantially offset the drop in value of the Fund's portfolio securities. Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then substantially offset the decrease in value of the hedged securities. The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

PURCHASING PUT AND CALL OPTIONS ON PORTFOLIO SECURITIES

The Fund may purchase put and call options on portfolio securities to protect against price movements in particular securities in its portfolio. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. A call option gives the Fund, in return for a premium, the right to buy the underlying securities from the seller.

WRITING COVERED PUT AND CALL OPTIONS ON PORTFOLIO SECURITIES

The Fund may also write covered put and call options to generate income and thereby protect against price movements in particular securities in the Fund's portfolio. As the writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price. As the writer of a put option, the Fund has the obligation to purchase a security from the purchaser of the option upon the exercise of the option. The Fund may only write call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any additional consideration). In the case of put options, the Fund will segregate cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying securities.

OVER-THE-COUNTER OPTIONS

The Fund may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options when options on the portfolio securities held by the Fund are not traded on an exchange.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

   INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest in the securities of affiliated money market funds as an efficient means of managing the Fund's uninvested cash.

LENDING OF PORTFOLIO SECURITIES

The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

REPURCHASE AGREEMENTS

The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are found by the Fund's investment adviser to be creditworthy pursuant to guidelines established by the Trustees.

REVERSE REPURCHASE AGREEMENTS

 The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future, the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time. When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled.

PORTFOLIO TURNOVER

The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. It is not anticipated that the portfolio trading engaged in by the Fund will result in its annual rate of portfolio turnover exceeding 200%.

   FOR THE FISCAL YEAR ENDED OCTOBER 31, 1997, THE PORTFOLIO TURNOVER RATE WAS
118%.    INVESTMENT LIMITATIONS

   SELLING SHORT AND BUYING ON MARGIN

      The Fund will not sell any securities short or purchase any securities on margin, other than in connection with buying stock index futures contracts, put options on stock index futures, put options on financial futures and portfolio securities, and writing covered call options, but may obtain such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities. The deposit or payment by the Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

   ISSUING SENIOR SECURITIES AND BORROWING MONEY

      The Fund will not issue senior securities, except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.

   PLEDGING ASSETS

      The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. For purposes of this limitation, the following will not be deemed to be pledges of the Fund's assets: margin deposits for the purchase and sale of financial futures contracts and related options, and segregation or collateral arrangements made in connection with options activities or the purchase of securities on a when-issued basis.

   CONCENTRATION OF INVESTMENTS

      The Fund will not invest 25% or more of the value of its total assets in any one industry, except that the Fund may invest 25% or more of the value of its total assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities.

   INVESTING IN COMMODITIES

      The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts. However, the Fund may purchase put options on stock index futures, put options on financial futures, stock index futures contracts, and put options on portfolio securities, and may write covered call options.

   INVESTING IN REAL ESTATE

      The Fund will not buy or sell real estate, including limited partnership interests, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

   LENDING CASH OR SECURITIES

      The Fund will not lend any of its assets, except portfolio securities. This shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies, and limitations or the Trust's Declaration of Trust.

   UNDERWRITING

      The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

   DIVERSIFICATION OF INVESTMENTS

         With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, and will not acquire more than 10% of the outstanding voting securities of any one issuer. For these purposes, the Fund takes all common stock and all preferred stock of an issuer each as a single class, regardless of priorities, series, designations, or other differences.

   The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material changes in these limitations become effective.

   INVESTING IN ILLIQUID SECURITIES
      The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, over-the-counter options, and certain restricted securities not determined by the Trustees to be liquid.

   PURCHASING SECURITIES TO EXERCISE CONTROL

      The Fund will not purchase securities of a company for the purpose of exercising control or management.

   WRITING COVERED CALL OPTIONS

      The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

   For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

   Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

   The Fund has no present intent to borrow money, pledge securities, or invest in reverse repurchase agreements in excess of 5% of the value of its total assets in the coming fiscal year. In addition, the Fund expects to lend not more than 5% of its total assets in the coming fiscal year.

FEDERATED EQUITY FUNDS MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Federated Equity Funds, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924

Chairman and Trustee

     Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Company.


Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee

     Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.



John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937

Trustee

     President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.

William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918

Trustee

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.



James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922

Trustee

     Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.



Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932

Trustee

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.



Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924

Trustee

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.



Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942

Trustee

     Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.





John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932

Trustee

President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Funds.



Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925

Trustee

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; Director or Trustee of the Funds.



Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935

Trustee

     Public relations/Marketing/Conference Planning; Director or Trustee of the Funds.



Glen R. Johnson
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 2, 1929

President

Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.

J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949

Executive Vice President

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.



Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930

Executive Vice President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.



John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938

Executive Vice President , Secretary and Treasurer

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.



Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923

Vice President

     Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.



* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.

       As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; WesMark Funds; WCT Funds; and World Investment Series, Inc.


SHARE OWNERSHIP

Officers and Trustees own less than 1% of the Fund's outstanding Shares.

As of December 1, 1997, the following shareholders of record owned 5% or more of the outstanding Class A Shares of the Fund: Frojack Co., Grand Forks, North Dakota, owned approximately 600,556 Shares (7.91%), FNB Nominee Co., First Commonwealth Trust Co., Indiana, Pennsylvania, owned approximately 551,668 Shares, and Merrill Lynch Pierce Fenner & Smith, Jacksonville, Florida, for the sole benefit of its customers, owned approximately 423,891 Shares (5.58%).

As of December 1, 1997, the following shareholder of record owned 5% or more of the outstanding Class B Shares of the Fund: Merrill Lynch Pierce Fenner & Smith , Jacksonville, Florida, for the sole benefit of its customers, owned approximately 825,384 Shares (7.92%).

As of December 1, 1997, the following shareholders of record owned 5% or more of the outstanding Class C Shares of the Fund: Merrill Lynch Pierce Fenner & Smith, Jacksonville, Florida, for the sole benefit of its customers, owned approximately 487,467 Shares (33.13%) and Keith Co., Regions Bank, Monroe, Louisiana, owned approximately 119,429 Shares (8.12%).




TRUSTEES COMPENSATION


                            AGGREGATE
NAME ,                    COMPENSATION
POSITION WITH                 FROM                TOTAL COMPENSATION PAID
TRUST                        TRUST*#                FROM FUND COMPLEX +



John F. Donahue                $ 0              $0 for the Trust and
Chairman and Trustee                            56 other investment companies in the Fund
Complex

Thomas G. Bigley              $1,454            $108,725 for the Trust and
Trustee                                         56 other investment companies in the
Fund Complex

John T. Conroy, Jr.          $1,600              $119,615 115,760 for the Trust and
Trustee                                         56 other investment companies in the
Fund Complex

William J. Copeland           $1,600             $119,615 for the Trust and
Trustee                                         56 other investment companies in the
Fund Complex

James E. Dowd                $1,600             $119,615 for the Trust and
Trustee                                         56 other investment companies in the
Fund Complex

Lawrence D. Ellis, M.D.      $1,454             $108,725 for the Trust and
Trustee                                         56 other investment companies in the
Fund Complex

Edward L. Flaherty, Jr.      $1,600             $119,615 for the Trust and
Trustee                                         56 other investment companies in the
Fund Complex

Peter E. Madden              $ 1,454            $108,725 for the Trust and
Trustee                                         56 other investment companies in the
Fund Complex

John E. Murray, Jr.          $1,454             $108,725 for the Trust and
Trustee                                         56 other investment companies in the
Fund Complex

Wesley W. Posvar             $1,454             $108,725 for the Trust and
Trustee                                         56 other investment companies in the
Fund Complex

Marjorie P. Smuts            $1,454             $108,725 for the Trust and
Trustee                                         56 other investment companies in the
Fund Complex



*  Information is furnished for the fiscal year ended October 31, 1997.

# The aggregate compensations is provided for the Trust which is comprised of 4 portfolios.

+  The information is provided for the last calendar year.

    TRUSTEE LIABILITY

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES
ADVISER TO THE FUND

     The Fund's investment adviser is Federated Management (the "Adviser"). It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue.

The Adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

ADVISORY FEES

   For its advisory services, the Adviser receives an annual investment advisory fee as described in the prospectus. During the fiscal year ended October 31, 1997, 1996, the Fund's Adviser earned $1,283,451, $155,023, all of which was waived for the fiscal year ended October 31, 1996.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of shares of funds offered by Federated Securities Corp.

BROKERAGE TRANSACTIONS
   The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

For the fiscal year ended October 31, 1997, the Fund paid total brokerage commissions of $474,382.

Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be make by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of , the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

OTHER SERVICES
FUND ADMINISTRATION

   Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994, to March 1, 1996, Federated Administrative Services, a subsidiary of Federated Investors, served as the Fund's administrator. For purposes of this Statement of Additional Information, Federated Services Company and Federated Administrative Services may hereinafter collectively be referred to as the "Administrators." For the fiscal years ended October 31, 1997 and 1996, the Administrators earned $195,031 and $184,493, respectively.

CUSTODIAN

   State Street Bank and Trust Company (State Street Bank"), Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.

TRANSFER AGENT

Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

     The independent auditors for the Fund are Ernst & Young LLP, Pittsburgh,
PA.

PURCHASING SHARES
   Except under certain circumstances described in the prospectus, Shares are sold at their net asset value (plus a sales charge on Class A Shares only) on days the New York Stock Exchange is open for business. The procedure for purchasing Shares is explained in the prospectus under "Investing in the Fund" and "Purchasing Shares."

QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES

As described in the prospectus, larger purchases reduce the sales charge paid. The Fund will combine purchases of Class A Shares made on the same day by the investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.

If an additional purchase of Class A Shares is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns Class A Shares having a current value at the public offering price of $90,000 and he purchases $10,000 more at the current public offering price, the sales charge on the additional purchase according to the schedule now in effect would be 3.75%, not 4.50%.

To receive the sales charge reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial intermediary at the time the purchase is made that Class A Shares are already owned or that purchases are being combined. The Fund will reduce or eliminate the sales charge after it confirms the purchases.

CONCURRENT PURCHASES

For purposes of qualifying for a sales charge reduction, a shareholder has the privilege of combining concurrent purchases of Class A Shares of two or more funds for which affiliates of Federated Investors serve as investment adviser and principal underwriter (the "Federated Funds"), the purchase price of which includes a sales charge. For example, if a shareholder concurrently invested $30,000 in the Class A Shares of one of the other Federated Funds with a sales charge, and $70,000 in this Fund, the sales charge would be reduced.

To receive this sales charge reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial intermediary at the time the concurrent purchases are made. The Fund will reduce the sales charge after it confirms the purchases.

LETTER OF INTENT

If a shareholder intends to purchase at least $50,000 of Class A Shares of Federated Funds (excluding money market funds) over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the custodian to hold up to 5.50% of the total amount intended to be purchased in escrow (in Shares) until such purchase is completed.

The Shares held in escrow in the shareholder's account will be released upon fulfillment of the letter of intent or the end of the 13-month period, whichever comes first. If the amount specified in the letter of intent is not purchased, an appropriate number of escrowed Shares may be redeemed in order to realize the difference in the sales charge.

While this letter of intent will not obligate the shareholder to purchase Shares, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. At the time a letter of intent is established, current balances in accounts in any Class A Shares of any Federated Funds, excluding money market accounts, will be aggregated to provide a purchase credit towards fulfillment of the letter of intent. Prior trade prices will not be adjusted.

REINVESTMENT PRIVILEGE

The reinvestment privilege is available for all Shares of the Fund. If Class A Shares in the Fund have been redeemed, the shareholder has the privilege, within 120 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. Similarly, shareholders who redeem Class B Shares or Class C Shares may be reinvested in the same Share class within 120 days but would not be entitled to a reimbursement of the contingent deferred sales charge if paid at the time of redemption. However, such reinvested shares would not be subject to a contingent deferred sales charge upon later redemption. In addition, if the Class B or Class C Shares were reinvested through a financial intermediary, the financial intermediary would not be entitled to an advanced payment from Federated Securities Corp. on the reinvested Shares. Federated Securities Corp. must be notified by the shareholder in writing or by his financial intermediary of the reinvestment in order to eliminate a sales charge or a contingent deferred sales charge. If the shareholder redeems Shares in the Fund, there may be tax consequences.

CONVERSION OF CLASS B SHARES

Class B Shares will automatically convert into Class A Shares on or around the 15th of the month eight full years from the purchase date and will no longer be subject to a fee under the distribution plan. For purposes of conversion to Class A Shares, Shares purchased through the reinvestment of dividends and distributions paid on Class B Shares will be considered to be held in a separate sub-account. Each time any Class B Shares in the shareholder's account (other than those in the sub-account) convert to Class A Shares, an equal pro rata portion of the Class B Shares in the sub-account will also convert to Class A Shares. The conversion of Class B Shares to Class A Shares is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that such conversions will not constitute taxable events for federal tax purposes. There can be no assurance that such ruling or opinion will be available, and the conversion of Class B Shares to Class A Shares will not occur if such a ruling or opinion is not available. In such event, Class B Shares would continue to be subject to higher expenses than Class A Shares for an indefinite period.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES AGREEMENT

These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services as appropriate, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses. By adopting the Distribution Plan, the Trustees expect that the Class A Shares, Class B Shares, and Class C Shares of the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales. Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

For the fiscal year ended October 31, 1997, the Fund paid distribution service fees for Class A Shares, Class B Shares, and Class C Shares in amounts of $0, $672,399 and $109,541, respectively. For the fiscal year ended October 31, 1997, the Fund paid shareholder service fees for Class A Shares, Class B Shares, and Class C Shares in the amounts of $167,166, $224,133 and $36,514, respectively.

Federated Investors and its subsidiaries may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares may be paid to third-party financial providers who have advanced commissions to financial intermediaries.

PURCHASES BY SALES REPRESENTATIVES, FUND TRUSTEES, AND EMPLOYEES

The following individuals and their immediate family members may buy Class A Shares at net asset value without a sales charge:

  o Trustees, employees, and sales representatives of the Fund, Federated Management, and Federated Securities Corp. and its affiliates;

  o Federated Life Members (Class A Shares Only);

  o any associated person of an investment dealer who has a sales agreement with Federated Securities Corp.; and

  o trusts, pensions, or profit-sharing plans for these individuals.

These sales are made with the purchaser's written assurance that the purchase is for investment purposes and that the securities will not be resold except through redemption by the Fund.

DETERMINING NET ASSET VALUE
   The Fund's net asset value per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The net asset value for each class of Shares may differ due to the variance in daily net income realized by each class.

Net asset value is not determined on (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

    DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities, other than options, are determined as follows:

      o according to the last sale price on a national securities exchange, if available;

      o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices and for bonds and other fixed income securities as determined by an independent pricing service;

      o for unlisted equity securities, the latest bid prices; or

      o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service or at fair value as determined in good faith by the Board of Trustees.

Options are valued at the market values established by the exchanges at the close of option trading unless the Trustees determine in good faith that another method of valuing option positions is necessary.

REDEEMING SHARES
   The Fund redeems Shares at the next computed net asset value after the Fund receives the redemption request. Shareholder redemptions may be subject to a contingent deferred sales charge. Redemption procedures are explained in the prospectus under "Redeeming and Exchanging Shares." Although the transfer agent does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.

REDEMPTION IN KIND

Although the Fund intends to redeem Shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio.

Redemption in kind will be made in conformity with applicable SEC rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.

The Fund has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Fund is obligated to redeem Shares for any shareholder in cash up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.

CONTINGENT DEFERRED SALES CHARGE

In computing the amount of the applicable Contingent Deferred Sales Charge, redemptions are deemed to have occurred in the following order: (1) Shares acquired through the reinvestment of dividends and long-term capital gains; (2) Shares held for more than six full years from the date of purchase with respect to Class B Shares and one full year from the date of purchase with respect to Class C Shares; (3) Shares held for fewer than six years with respect to Class B Shares and for less than one full year from the date of purchase with respect to Class C Shares on a first-in, first-out basis.

   ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE--CLASS B SHARES

      To qualify for elimination of the contingent deferred sales charge through a Systematic Withdrawal Program, the redemptions of Class B Shares must be from an account that is at least 12 months old, has all Fund distributions reinvested in Fund Shares, and has an account value of at least $10,000 when the Systematic Withdrawal Program is established. Qualifying redemptions may not exceed 1.00% monthly of the account value as periodically determined by the Fund. The amounts that a shareholder may withdraw under a Systematic Withdrawal Program that qualify for elimination of the Contingent Deferred Sales Charge may not exceed 12% annually with reference initially to the value of the Class B Shares upon establishment of the Systematic Withdrawal Program and then as calculated at the annual valuation date. Redemptions on a qualifying Systematic Withdrawal Program can be made at a rate of 1.00% monthly, 3.00% quarterly, or 6.00% semi-annually with reference to the applicable account valuation amount. Amounts that exceed the 12.00% annual limit for redemption, as described, may be subject to the Contingent Deferred Sales Charge. To the extent that a shareholder exchanges Shares for Class B Shares of other Federated Funds, the time for which the exchanged-for Shares are to be held will be added to the time for which exchanged-from Shares were held for purposes of satisfying the 12-month holding requirement. However, for purposes of meeting the $10,000 minimum account value requirement, Class B Share accounts will be not be aggregated. Any Shares purchased prior to the termination of this program would have the contingent deferred sales charge eliminated as provided in the Fund's prospectus at the time of the purchase of the Shares.

     MASSACHUSETTS PARTNERSHIP LAW
Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

EXCHANGING SECURITIES FOR SHARES
Investors may exchange securities they already own for Shares, or they may exchange a combination of securities and cash for Shares. An investor should forward the securities in negotiable form with an authorized letter of transmittal to Federated Securities Corp. The Fund will notify the investor of its acceptance and valuation of the securities within five business days of their receipt by State Street Bank.

The Fund values securities in the same manner as the Fund values its assets. The basis of the exchange will depend upon the net asset value of Shares on the day the securities are valued. One Share of the Fund will be issued for each equivalent amount of securities accepted.

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, or other rights attached to the securities become the property of the Fund, along with the securities.

TAX CONSEQUENCES

Exercise of this exchange privilege is treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Shares, a gain or loss may be realized by the investor.

TAX STATUS
THE FUND'S TAX STATUS

The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

     o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

     o invest in securities within certain statutory limits; and

     o distribute to its shareholders at least 90% of its net income earned during the year.

SHAREHOLDERS' TAX STATUS

Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional Shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.

   CAPITAL GAINS

      Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held the Fund Shares.

TOTAL RETURN
   The Fund's average annual total returns based on offering price for the following periods ended October 31, 1997 were:

SHARE CLASSINCEPTION DATEONE-YEAR     SINCE INCEPTION

Class A  November 1, 199522.46%    34.19%
Class B  November 1, 199523.01%    35.35%
Class C  November 1, 199527.56%    37.03%

The average annual total return for all classes of Shares of the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the offering price per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming a reinvestment of all dividends and distributions. Any applicable contingent deferred sales charge is deducted from the ending value of the investments based on the lesser of the original purchase price or the offering price of Shares redeemed.

YIELD
   The Fund's yields for the thirty-day period ended October 31, 1997 were:

SHARE CLASSYIELD

Class A   (11.85%)
Class B   (11.92%)
Class C    (7.71%)

The yield for all classes of Shares of the Fund is determined by dividing the net investment income per Share (as defined by the SEC) earned by any class of Shares over a thirty-day period by the maximum offering price per Share of any class of Shares on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by any class of Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in any class of Shares, the performance will be reduced for those shareholders paying those fees.

PERFORMANCE COMPARISONS
The performance of each of the classes of Shares depends upon such variables as:

      o portfolio quality;

      o average portfolio maturity;

      o type of instruments in which the portfolio is invested;

      o changes in interest rates and market value of portfolio securities;

      o changes in the Fund's or any class of Shares' expenses; and

      o various other factors.

The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

  o RUSSELL 2000 SMALL STOCK INDEX is a broadly diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.

  o STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS (S&P 500), a composite index of common stocks in industry, transportation, and financial and public utility companies, can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S & P 500 assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.

  o STANDARD & POOR'S 600 SMALL CAPITALIZATION INDEX S&P SMALL CAP 600 is an unmanaged index of 600 small capitalization common stocks with a market capitalization generally ranging between $80 million and $600 million. The index, monitored by Standard & Poor's Corporation, is cited as an indicator of small capitalization stock performance.

  o LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time. From time to time, the Fund will quote its Lipper ranking in the "small company growth funds" category in advertising and sales literature.

  o LIPPER SMALL COMPANY GROWTH FUND AVERAGE is an average of the total returns for 312 growth funds tracked by Lipper Analytical Services, Inc., an independent mutual fund rating service.

  o LIPPER SMALL COMPANY GROWTH FUND INDEX is an average of the net asset-valuated total returns for the top 30 small company growth funds tracked by Lipper Analytical Services, Inc., an independent mutual fund rating service.

  o MORNINGSTAR, INC. , an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings arc effective for two weeks.

  o WILSHIRE 5000 EQUITY INDEX consists of nearly 5,000 common equity securities, covering all stocks in the U.S. for which daily pricing is available, and can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks.

  o STRATEGIC INSIGHT SMALL COMPANY GROWTH FUNDS INDEX consists of mutual funds that invest primarily in companies below $750 million in total market capitalization.

  o VALUE LINE COMPOSITE INDEX consists of approximately 1,700 common equity securities. It is based on a geometric average of relative price changes of the component stocks and does not include income.

  o VALUE LINE MUTUAL FUND SURVEY, published by Value Line Publishing, Inc., analyzes price, yield, risk, and total return for equity and fixed income mutual funds. The highest rating is One, and ratings are effective for two weeks.

  o MUTUAL FUND SOURCE BOOK, published by Morningstar, Inc., analyzes price, yield, risk, and total return for equity and fixed income funds.

     o FINANCIAL PUBLICATIONS: The Wall Street Journal, Business Week, Changing Times, Financial World, Forbes, Fortune, and Money Magazines, among others--provide performance statistics over specified time periods.

  o CDA MUTUAL FUND REPORT, published by CDA Investment Technologies, Inc., analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

  o STRATEGIC INSIGHT MUTUAL FUND RESEARCH AND CONSULTING, ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time. From time to time, the Fund will quote its Strategic Insight ranking in the "small company growth funds" category in advertising and sales literature.

Advertisements and other sales literature for any class of Shares may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in any class of Shares based on quarterly reinvestment of dividends over a specified period of time.

From time to time as it deems appropriate, the Fund may advertise the performance of any class of Shares using charts, graphs, and descriptions, compared to federally insured bank products including certificates of deposit and time deposits and to money market funds using the Lipper Analytical Services money market instruments average. In addition, advertising and sales literature for the Fund may use charts and graphs to illustrate the principles of dollar-cost averaging and may disclose the amount of dividends paid by the Fund over certain periods of time.

Advertisements may quote performance information which does not reflect the effect of the sales charge on Class A Shares.

Advertising and other promotional literature may include charts, graphs, and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by the Fund portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.

ABOUT FEDERATED INVESTORS
Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making--structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.

   In the equity sector, Federated Investors has more than 26 years' experience. As of December 31, 1996, Federated managed 31 equity funds totaling approximately $7.6 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated Investors' value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry
A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international and global portfolios.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.*

Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

* source: Investment Company Institute
INSTITUTIONAL CLIENTS

Federated meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.

BANK MARKETING

Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

   Federated funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country-- supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high rankings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated Securities Corp.

FINANCIAL STATEMENTS
The financial statements for Federated Small Cap Strategies Fund for the fiscal year ended October 31, 1997 are incorporated herein by reference to the Annual Report to Shareholders of Federated Small Cap Strategies Fund dated October 31, 1997 (File No. 811-4017). A copy of the Annual Report may be obtained without charge by contacting the Fund.

APPENDIX
STANDARD AND POOR'S RATINGS SERVICES ("S&P")  LONG TERM DEBT RATING
DEFINITIONS

AAA--Debt rated AAA has the highest rating assigned by S&P Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

 CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI--The rating CI is reserved for income bonds on which no interest is being paid.

D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's Ratings Group believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

 MOODY'S INVESTORS SERVICE, INC. LONG TERM BOND RATING DEFINITIONS

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future. Baa--Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Of ten the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B--Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH INVESTORS SERVICE, INC. LONG-TERM DEBT RATING DEFINITIONS

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D--Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS

Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

      o Leading market positions in well established industries.

      o High rates of return on funds employed.

      o Conservative capitalization structure with moderate reliance on debt and ample asset protection. - Broad margins in earning coverage of fixed financial charges and high internal cash generation. - Well established access to a range of financial markets and assured sources of alternate liquidity. Prime-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S RATINGS SERVICES COMMERCIAL PAPER RATINGS

A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH INVESTORS SERVICE, L.P. COMMERCIAL PAPER RATING

FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.






PART C.    OTHER INFORMATION.

Item 24.    FINANCIAL STATEMENTS AND EXHIBITS:

     (a) Financial Statements (Filed in the Annual Reports to Shareholders dated October 31, 1997); (b) Exhibits: (1) Conformed copy of Declaration of Trust of the Registrant; (11) (i) Conformed copy of Amended and Restated Declaration of Trust; (12) (2) Copy of By-Laws of the Registrant as amended; (11) (i) Copy of Amendment No. 2 to By-Laws effective February 2, 1987; (11) (ii) Copy of Amendment No. 3 to By-Laws effective August 25, 1988; (11) (iii) Copy of Amended and Restated By-Laws effective August 15, 1995; (12) (3) Not applicable;
          (4) (i) Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant (Federated Small Cap Strategies Fund); (7) (ii) Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant (Federated Growth Strategies Fund); (8) (iii) Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant (Federated Capital Appreciation Fund); (9) (iv) Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant (Federated Aggressive Growth Fund); (13) (5) (i) Conformed copy of Investment Advisory Contract on behalf of the Registrant; (6)
          (ii) Conformed copy of Investment Advisory Contract on behalf of the Registrant, which includes Exhibits A and B for Federated Small Cap Strategies Fund and Federated Capital Appreciation Fund, respectively;
          (10) ...... 6. Response is incorporated by reference to Registrant's
          Post-Effective Amendment No. 20 on Form N-1A filed December 29, 1994. (File Nos. 2-91090 and 811-4017)

     7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed June 30, 1995. (File Nos. 2-91090 and 811-4017)

     8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed July 17, 1995. (File Nos. 2-91090 and 811-4017)

     9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed August 31, 1995. (File Nos. 2-91090 and 811-4017)

     10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed September 12, 1995. (File Nos. 2-91090 and 811-4017)

     11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed June 11, 1996. (File Nos. 2-91090 and 811-4017)

     12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed May 31, 1996. (File Nos. 2-91090 and 811-4017)

     13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 34 on Form N-1A filed December 30, 1996. (File Nos. 2-91090 and 811-4017)

                  (iii) Conformed copy of Exhibit C to the Investment Advisory
                        Contract for Federated Aggressive Growth Fund; (14)
            (6)     Conformed copy of Distributor's Contract; (10)
                    (i) Conformed copy of Exhibit A to the Distributor's
                   Contract for Federated Small Cap Strategies Fund, Class A Shares; (10) (ii) Conformed copy of Exhibit B to the Distributor's Contract for Federated Small Cap Strategies Fund, Class B Shares; (10)
                  (iii) Conformed copy of Exhibit C to the Distributor's
                   Contract for Federated Small Cap Strategies Fund, Class C Shares; (10) (iv) Conformed copy of Exhibit D to the Distributor's Contract for Federated Growth Strategies Fund, Class A Shares; (10)
                    (v) Conformed copy of Exhibit E to the Distributor's
                   Contract for Federated Growth Strategies Fund, Class B Shares; (10) (vi) Conformed copy of Exhibit F to the Distributor's Contract for Federated Growth Strategies Fund, Class C Shares; (10)
                  (vii) Conformed copy of Exhibit G to the Distributor's
                 Contract for Federated Capital Appreciation Fund, Class A Shares; (10) (viii) Conformed copy of Exhibit H to the Distributor's Contract for Federated Capital Appreciation Fund, Class B Shares; (10)
                   (ix) Conformed copy of Exhibit I to the Distributor's
                    Contract for Federated Capital Appreciation Fund, Class C Shares; (10) (x) Conformed copy of Exhibit J to the Distributor's Contract for Federated Aggressive Growth Fund, Class A Shares; (14)
                   (xi) Conformed copy of Exhibit K to the Distributor's
                  Contract for Federated Aggressive Growth Fund, Class B Shares;
                  (14) (xii) Conformed copy of Exhibit L to the Distributor's Contract for Federated Aggressive Growth Fund, Class C Shares;
                  (14)
                 (xiii) Conformed copy of Distributor's Contract (Class B
                  Shares); + (xiv) Conformed copy of Amendment to the Distribution Plan (Class B Shares); +
                   (xv) The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File No. 33-38550 and 811-6269)
            (7)   Not applicable;
            (8)    (i) Conformed Copy of the Custodian Agreement of the
                       Registrant; (6)

+ All exhibits have been filed electronically.
6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed December 29, 1994. (File Nos. 2-91090 and 811-4017)
10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed September 12, 1995. (File Nos. 2-91090 and 811-4017)
14. Response is incorporated by reference to Registrant's Post Effective Amendment No. 29 on Form N-1A filed May 29, 1997. (File Nos. 2-910090 and 811-4017)

                   (ii) Conformed copy of Custodian Fee Schedule; (15)
            (9)     (i) Conformed copy of Amended and Restated Shareholder
                        Services Agreement; (15)
                   (ii) Conformed Copy of Agreement for Fund Accounting
                        Services, Administrative Services, Transfer Agency Services, and Custody Services Procurement; (15)
                  (iii) Conformed copy of Principal Shareholder Servicer's Agreement (Class B Shares); + (iv) Conformed copy of Shareholder Services Agreement (Class B Shares); + (v) The Registrant hereby incorporates by reference the conformed copy of the Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services from Item 24(b)(9)(iii)
                  of the Federated GNMA Trust Registration Statement on
                  Form N-1A, filed with the Commission on March 25, 1996
                  (File Nos. 2-75670 and 811-3375);
                   (iv) The responses and exhibits described in Item 24(b)(6)
                        are hereby incorporated by reference.
            (10)  Conformed copy of the Opinion and Consent of Counsel regarding legality of shares being registered; (6)
            (11)  Conformed Copy of Consent of Independent Auditors; (+)
            (12)  Not applicable;
            (13)  Conformed copy of Initial Capital Understanding; (2)
            (14)  Not applicable;
            (15)  Conformed Copy of Distribution Plan; (10)
                    (i) Conformed copy of Exhibit A to the Distribution Plan for
                   Federated Small Cap Strategies Fund, Class A Shares; (10)
                   (ii) Conformed copy of Exhibit B to the Distribution Plan for Federated Small Cap Strategies Fund, Class B Shares; (10)
                  (iii) Conformed copy of Exhibit C to the Distribution Plan for
                   Federated Small Cap Strategies Fund, Class C Shares; (10)
                   (iv) Conformed copy of Exhibit D to the Distribution Plan for Federated Growth Strategies Fund, Class B Shares; (10)
                    (v) Conformed copy of Exhibit E to the Distribution Plan
                        for Federated Growth Strategies Fund, Class C Shares;
                        (10)
                   (vi) Conformed copy of Exhibit F to the Distribution Plan for
                  Federated Capital Appreciation Fund, Class A Shares; (10)
                  (vii) Conformed copy of Exhibit I to the Distribution Plan for Federated Aggressive Growth Fund, Class A Shares; (14)
                 (viii) Conformed copy of Exhibit J to the Distribution Plan for Federated Aggressive Growth Fund, Class B Shares;(14)

+ All exhibits have been filed electronically.

     2. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed February 28, 1985. (File Nos. 2-91090 and 811-4017)

     6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed December 29, 1994. (File Nos. 2-91090 and 811-4017)

     10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed September 12, 1995. (File Nos. 2-91090 and 811-4017)

     14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed May 29, 1997. (File Nos. 2- 910090 and 811-4017)

     15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed October 30, 1997. (File Nos. 2-91090 and 811-4017)

                   (ix) Conformed copy of Exhibit K to the Distribution Plan for
                    Federated Aggressive Growth Fund, Class C Shares; (14) (x) The responses described in Item 24(b)(xiii) are hereby incorporated by reference;
            (16)    (i) Copy of Schedule for Computation of Fund Performance
                        Data for Federated Growth Strategies Fund; (6)
                   (ii) Copy of Schedule for Computation of Fund Performance
                        Data for the Federated Aggressive Growth Fund; (14)
            (17)  Copy of Financial Data Schedules; (+)
            (18) The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996. (File Nos. 33-52149 and 811-07141);
            (19) Conformed copy of Power of Attorney; (13)

Item 25.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

            None

Item 26.    NUMBER OF HOLDERS OF SECURITIES:

                                                Number of Record Holders
            TITLE OF CLASS                      AS OF DECEMBER 1, 1997
            --------------                      ----------------------

            Shares of Beneficial Interest
            (no par value)

            Federated Growth Strategies Fund
                  Class A Shares                        17,939
                  Class B Shares                         4,229
                  Class C Shares                           731

            Federated Small Cap Strategies Fund
                  Class A Shares                         8,334
                  Class B Shares                        19,494
                  Class C Shares                         1,968

            Federated Capital Appreciation Fund
                  Class A Shares                         2,230
                  Class B Shares                         2,385
                  Class C Shares                           573

            Federated Aggressive Growth Fund
                  Class A Shares                         1,688
                  Class B Shares                         1,848
                  Class C Shares                         1,155

Item 27.    INDEMNIFICATION:  (1)



+ All exhibits have been filed electronically.

     1. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed July 9, 1984. (File Nos. 2-91090 and 811-4017)

     6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed December 29, 1994. (File Nos. 2-91090 and 811-4017)

     13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 34 on Form N-1A filed December 30, 1996. (File Nos. 2-91090 and 811-4017)

     14. Response is incorporated by reference to Registrant's Post Effective Amendment No. 29 on Form N-1A filed May 29, 1997. (File Nos. 2- 910090 and 811-4017)

Item 28. Business and Other Connections of Investment Adviser:

(a) For a description of the other business of the investment adviser, see the section entitled "Trust Information - Management of the Trust" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Federated Equity Funds Management." The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

         The remaining Officers of the investment adviser are:

         Executive Vice Presidents:          William D. Dawson, III
                                             Henry A. Frantzen
                                             J. Thomas Madden

         Senior Vice Presidents:             Drew J. Collins
                                             Jonathan C. Conley
                                             Deborah A. Cunningham
                                             Mark E. Durbiano
                                             J. Alan Minteer
                                             Susan M. Nason
                                             Mary Jo Ochson

         Vice Presidents:                    J. Scott Albrecht
                                             Joseph M. Balestrino
                                             Randall S. Bauer
                                             David A. Briggs
                                             Kenneth J. Cody
                                             Alexandre de Bethmann
                                             Michael P. Donnelly
                                             Linda A. Duessel
                                             Donald T. Ellenberger
                                             Kathleen M. Foody-Malus
                                             Thomas M. Franks
                                             Edward C. Gonzales
                                             James E. Grefenstette
                                             Susan R. Hill
                                             Stephen A. Keen
                                             Robert K. Kinsey
                                             Robert M. Kowit
                                             Jeff A. Kozemchak
                                             Marian R. Marinack
                                             Sandra L. McInerney
                                             Robert J. Ostrowski
                                             Charles A. Ritter
                                             Scott B. Schermerhorn
                                             Frank Semack
                                             Aash M. Shah
                                             William F. Stotz
                                             Tracy P. Stouffer
                                             Edward J. Tiedge
                                             Paige M. Wilhelm
                                             Jolanta M. Wysocka

         Assistant Vice Presidents:          Todd A. Abraham
                                             Stefanie L. Bachhuber
                                             Arthur J. Barry
                                             Micheal W. Casey
                                             Robert E. Cauley
                                             Salvatore A. Esposito
                                             Donna M. Fabiano
                                             John T. Gentry
                                             William R. Jamison
                                             Constantine Kartsonsas
                                             Robert M. Marsh
                                             Joseph M. Natoli
                                             Keith J. Sabol
                                             Michael W. Sirianni
                                             Gregg S. Tenser

         Secretary:                          Stephen A. Keen

         Treasurer:                          Thomas R. Donahue

         Assistant Secretaries:              Thomas R. Donahue
                                             Richard B. Fisher
                                             Christine I. McGonigle

         Assistant Treasurer:                Richard B. Fisher

         The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.

ITEM 29.    PRINCIPAL UNDERWRITERS:

      (a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; The Wachovia Funds; The Wachovia Municipal Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; and World Investment Series, Inc.

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT


Richard B. Fisher             Director, Chairman, Chief        Vice President
Federated Investors Tower     Executive Officer, Chief
Pittsburgh, PA 15222-3779     Operating Officer, Asst.
                              Secretary and Asst.
                              Treasurer, Federated
                              Securities Corp.

Edward C. Gonzales            Director, Executive Vice         Executive Vice
Federated Investors Tower     President, Federated,            President
Pittsburgh, PA 15222-3779     Securities Corp.

Thomas R. Donahue             Director, Assistant Secretary
Federated Investors Tower     and Assistant Treasurer
Pittsburgh, PA 15222-3779     Federated Securities Corp.

James F. Getz                 President-Broker/Dealer,             --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Fisher                President-Institutional Sales,       --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor               Executive Vice President             --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark W. Bloss                 Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger                Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton             Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT

James M. Heaton               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon                   Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV           Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion            Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman               Vice President, Secretary,           --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis      Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Doyle              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT

Jill Ehrenfeld                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bruce E. Hastings             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth A. Hetzel                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian G. Kelly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779


Thomas A. Peters III          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT

Robert F. Phillips            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard A. Recker             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

George D. Riedel              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John Rogers                   Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian S. Ronayne              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John A. Staley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT

John F. Wallin                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Terri E. Bush                 Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth C. Dell                  Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings          Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley                 Treasurer,                           --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt               Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Item 30.    LOCATION OF ACCOUNTS AND RECORDS:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:


Registrant                                Federated Investors Tower
                                          Pittsburgh, PA  15222-3779

Federated Services Company                Federated Investors Tower
("Administrator")                         Pittsburgh, PA  15222-3779

Federated Management                      Federated Investors Tower
("Adviser")                               Pittsburgh, PA  15222-3779

Federated Shareholder Services Company    Federated Investors Tower
("Transfer Agent and Dividend             Pittsburgh, PA 15222-3779
Disbursing Agent")

State Street Bank and Trust Company       P.O. Box 8600
("Custodian")                             Boston, MA 02266-8600

Item 31.    MANAGEMENT SERVICES:  Not applicable.

Item 32.    UNDERTAKINGS:

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

            Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, FEDERATED EQUITY FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 30th day of December, 1997.

                             FEDERATED EQUITY FUNDS


                  BY: /s/ Matthew S. Hardin
                  Matthew S. Hardin, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  December 30, 1997

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                   DATE

By: /s/ Matthew S. Hardin         Attorney In Fact      December 30, 1997
    Matthew S. Hardin             For the Persons
    ASSISTANT SECRETARY             Listed Below

John F. Donahue*                  Chairman and Trustee
                                  (Chief Executive Officer)

Glen R. Johnson*                  President

John W. McGonigle*                Executive Vice President,
                                  Treasurer and Secretary
                                  (Principal Financial and
                                  Accounting Officer)

Thomas G. Bigley*                 Trustee

John T. Conroy, Jr.*              Trustee

William J. Copeland*              Trustee

James E. Dowd*                    Trustee

Lawrence D. Ellis, M.D.*          Trustee

Edward L. Flaherty, Jr.*          Trustee

Peter E. Madden*                  Trustee

John E. Murray, Jr.*              Trustee

Wesley W. Posvar*                 Trustee

Marjorie P. Smuts*                Trustee

* By Power of Attorney